UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-09721

PIMCO Managed Accounts Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

●	Fixed Income SHares: Series C

●	Fixed Income SHares: Series LD

●	Fixed Income SHares: Series M

●	Fixed Income SHares: Series R

●	Fixed Income SHares: Series TE

(b)	Not applicable to open-end investment companies.

 FXICX

Fixed Income SHares: Series C

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Fixed Income SHares: Series C (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series C	$11	0.10%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., including overweight exposure to the seven-year portion of the curve, contributed to relative performance, as yields fell.

  Long exposure to agency mortgage-backed securities ("MBS") contributed to relative performance, as agency MBS spreads tightened.

  Long exposure to securitized credit, including asset-backed securities and commercial MBS, contributed to relative performance, as the asset class outperformed the Portfolio's benchmark.

  Underweight exposure to investment-grade corporate credit detracted from relative performance, as spreads tightened.

  Short exposure to select emerging market currencies in Asia, particularly the Taiwanese dollar, detracted from relative performance, as it appreciated relative to the U.S. dollar.

  Short exposure to developed market currencies in the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Fixed Income SHares: Series C	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,906	$10,138	$10,052
2/29/16	$9,659	$10,210	$10,136
3/31/16	$9,907	$10,303	$10,392
4/30/16	$9,937	$10,343	$10,519
5/31/16	$9,957	$10,345	$10,514
6/30/16	$9,987	$10,531	$10,754
7/31/16	$10,013	$10,598	$10,895
8/31/16	$10,029	$10,586	$10,916
9/30/16	$10,045	$10,580	$10,886
10/31/16	$10,101	$10,499	$10,793
11/30/16	$9,971	$10,250	$10,499
12/31/16	$10,084	$10,265	$10,563
1/31/17	$10,140	$10,285	$10,598
2/28/17	$10,256	$10,354	$10,716
3/31/17	$10,303	$10,349	$10,700
4/30/17	$10,402	$10,428	$10,807
5/31/17	$10,476	$10,509	$10,923
6/30/17	$10,521	$10,498	$10,952
7/31/17	$10,602	$10,543	$11,032
8/31/17	$10,696	$10,638	$11,124
9/30/17	$10,708	$10,587	$11,099
10/31/17	$10,709	$10,593	$11,137
11/30/17	$10,699	$10,580	$11,127
12/31/17	$10,733	$10,628	$11,215
1/31/18	$10,671	$10,506	$11,111
2/28/18	$10,597	$10,406	$10,943
3/31/18	$10,631	$10,473	$10,977
4/30/18	$10,588	$10,395	$10,877
5/31/18	$10,602	$10,469	$10,932
6/30/18	$10,615	$10,456	$10,880
7/31/18	$10,691	$10,459	$10,958
8/31/18	$10,727	$10,526	$11,014
9/30/18	$10,737	$10,458	$10,977
10/31/18	$10,685	$10,376	$10,824
11/30/18	$10,679	$10,438	$10,816
12/31/18	$10,755	$10,630	$10,979
1/31/19	$10,983	$10,742	$11,216
2/28/19	$11,049	$10,736	$11,240
3/31/19	$11,143	$10,942	$11,514
4/30/19	$11,262	$10,945	$11,571
5/31/19	$11,286	$11,139	$11,740
6/30/19	$11,447	$11,279	$12,006
7/31/19	$11,496	$11,304	$12,068
8/31/19	$11,647	$11,597	$12,445
9/30/19	$11,603	$11,535	$12,364
10/31/19	$11,682	$11,570	$12,434
11/30/19	$11,729	$11,564	$12,458
12/31/19	$11,742	$11,556	$12,493
1/31/20	$12,026	$11,778	$12,786
2/29/20	$12,169	$11,990	$12,960
3/31/20	$11,562	$11,920	$12,101
4/30/20	$11,962	$12,132	$12,654
5/31/20	$12,097	$12,188	$12,860
6/30/20	$12,335	$12,265	$13,095
7/31/20	$12,611	$12,448	$13,499
8/31/20	$12,573	$12,348	$13,328
9/30/20	$12,560	$12,341	$13,291
10/31/20	$12,477	$12,286	$13,262
11/30/20	$12,797	$12,406	$13,600
12/31/20	$12,889	$12,424	$13,662
1/31/21	$12,849	$12,334	$13,499
2/28/21	$12,649	$12,156	$13,265
3/31/21	$12,413	$12,005	$13,054
4/30/21	$12,613	$12,099	$13,192
5/31/21	$12,669	$12,139	$13,287
6/30/21	$12,821	$12,224	$13,487
7/31/21	$13,035	$12,361	$13,663
8/31/21	$13,032	$12,337	$13,630
9/30/21	$12,935	$12,231	$13,484
10/31/21	$12,909	$12,227	$13,513
11/30/21	$12,931	$12,263	$13,525
12/31/21	$12,933	$12,232	$13,514
1/31/22	$12,619	$11,968	$13,081
2/28/22	$12,413	$11,835	$12,834
3/31/22	$11,953	$11,506	$12,511
4/30/22	$11,406	$11,069	$11,856
5/31/22	$11,341	$11,141	$11,961
6/30/22	$11,020	$10,966	$11,648
7/31/22	$11,358	$11,234	$12,002
8/31/22	$11,037	$10,917	$11,663
9/30/22	$10,443	$10,445	$11,072
10/31/22	$10,289	$10,310	$10,958
11/30/22	$10,779	$10,689	$11,502
12/31/22	$10,769	$10,641	$11,452
1/31/23	$11,281	$10,968	$11,889
2/28/23	$11,041	$10,684	$11,531
3/31/23	$11,161	$10,956	$11,847
4/30/23	$11,236	$11,022	$11,941
5/31/23	$11,127	$10,902	$11,774
6/30/23	$11,138	$10,863	$11,811
7/31/23	$11,192	$10,856	$11,847
8/31/23	$11,134	$10,786	$11,761
9/30/23	$10,852	$10,512	$11,456
10/31/23	$10,660	$10,346	$11,252
11/30/23	$11,215	$10,815	$11,890
12/31/23	$11,667	$11,229	$12,389
1/31/24	$11,696	$11,198	$12,367
2/29/24	$11,607	$11,040	$12,189
3/31/24	$11,761	$11,142	$12,339
4/30/24	$11,532	$10,860	$12,032
5/31/24	$11,789	$11,044	$12,251
6/30/24	$11,903	$11,149	$12,332
7/31/24	$12,221	$11,409	$12,622
8/31/24	$12,406	$11,573	$12,818
9/30/24	$12,603	$11,728	$13,037
10/31/24	$12,283	$11,437	$12,722
11/30/24	$12,502	$11,558	$12,884
12/31/24	$12,281	$11,369	$12,641
1/31/25	$12,390	$11,430	$12,712
2/28/25	$12,721	$11,681	$12,970
3/31/25	$12,673	$11,685	$12,939
4/30/25	$12,655	$11,731	$12,947
5/31/25	$12,663	$11,647	$12,938
6/30/25	$12,908	$11,826	$13,175
7/31/25	$12,938	$11,795	$13,182
8/31/25	$13,116	$11,936	$13,321
9/30/25	$13,286	$12,067	$13,513
10/31/25	$13,393	$12,142	$13,572
11/30/25	$13,477	$12,217	$13,657
12/31/25	$13,537	$12,199	$13,631

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series C	10.23%	0.99%	3.08%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. Credit Index	7.83%	(0.05%)	3.15%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,850,051
# of Portfolio Holdings	666
Portfolio Turnover Rate	584%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	50.7%
Corporate Bonds & Notes	41.5%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	13.4%
Non-Agency Mortgage-Backed Securities	8.7%
Sovereign Issues	6.9%
Preferred Securities	1.4%
Municipal Bonds & Notes	0.7%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	2.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(45.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXICX

Fixed Income SHares: Series C

Annual Shareholder Report | December 31, 2025

FISH2755TSRAR_123125

 FXIDX

Fixed Income SHares: Series LD

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Fixed Income SHares: Series LD (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series LD	$130	1.26%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly commercial mortgage-backed securities ("MBS") and non-agency MBS contributed to relative performance, as commercial MBS and non-agency MBS spreads tightened.

  Holdings of agency MBS contributed to relative performance, as agency MBS spreads tightened.

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  Underweight U.S. duration positioning relative to the benchmark, primarily in SOFR futures, detracted from relative performance, as U.S. interest rates fell.

  Overweight Australia duration positioning detracted from relative performance, as interest rates rose.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Fixed Income SHares: Series LD	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index	50% ICE BofA 1-3 Year U.S. Treasury Index/50% Bloomberg U.S. Intermediate Credit Index
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,921	$10,138	$10,061	$10,062
2/29/16	$9,823	$10,210	$10,072	$10,092
3/31/16	$9,917	$10,303	$10,090	$10,180
4/30/16	$10,014	$10,343	$10,094	$10,219
5/31/16	$10,110	$10,345	$10,083	$10,210
6/30/16	$10,088	$10,531	$10,143	$10,315
7/31/16	$10,202	$10,598	$10,138	$10,346
8/31/16	$10,273	$10,586	$10,121	$10,339
9/30/16	$10,321	$10,580	$10,132	$10,349
10/31/16	$10,405	$10,499	$10,126	$10,329
11/30/16	$10,361	$10,250	$10,085	$10,215
12/31/16	$10,417	$10,265	$10,088	$10,228
1/31/17	$10,450	$10,285	$10,101	$10,254
2/28/17	$10,499	$10,354	$10,112	$10,296
3/31/17	$10,551	$10,349	$10,115	$10,300
4/30/17	$10,586	$10,428	$10,129	$10,346
5/31/17	$10,603	$10,509	$10,141	$10,387
6/30/17	$10,687	$10,498	$10,132	$10,380
7/31/17	$10,699	$10,543	$10,154	$10,426
8/31/17	$10,691	$10,638	$10,173	$10,465
9/30/17	$10,778	$10,587	$10,157	$10,443
10/31/17	$10,844	$10,593	$10,150	$10,449
11/30/17	$10,857	$10,580	$10,130	$10,422
12/31/17	$10,797	$10,628	$10,131	$10,436
1/31/18	$10,808	$10,506	$10,102	$10,381
2/28/18	$10,847	$10,406	$10,098	$10,342
3/31/18	$10,790	$10,473	$10,118	$10,358
4/30/18	$10,854	$10,395	$10,102	$10,326
5/31/18	$10,855	$10,469	$10,139	$10,372
6/30/18	$10,888	$10,456	$10,140	$10,365
7/31/18	$10,940	$10,459	$10,140	$10,384
8/31/18	$10,950	$10,526	$10,172	$10,431
9/30/18	$11,035	$10,458	$10,160	$10,413
10/31/18	$11,063	$10,376	$10,176	$10,399
11/30/18	$10,980	$10,438	$10,211	$10,421
12/31/18	$10,912	$10,630	$10,291	$10,519
1/31/19	$10,974	$10,742	$10,319	$10,617
2/28/19	$11,110	$10,736	$10,330	$10,641
3/31/19	$11,107	$10,942	$10,393	$10,757
4/30/19	$11,210	$10,945	$10,414	$10,791
5/31/19	$11,151	$11,139	$10,488	$10,886
6/30/19	$11,168	$11,279	$10,542	$10,995
7/31/19	$11,215	$11,304	$10,530	$11,000
8/31/19	$11,212	$11,597	$10,615	$11,139
9/30/19	$11,246	$11,535	$10,603	$11,120
10/31/19	$11,289	$11,570	$10,638	$11,171
11/30/19	$11,311	$11,564	$10,634	$11,170
12/31/19	$11,332	$11,556	$10,657	$11,203
1/31/20	$11,499	$11,778	$10,715	$11,314
2/29/20	$11,614	$11,990	$10,808	$11,421
3/31/20	$10,894	$11,920	$10,956	$11,230
4/30/20	$11,228	$12,132	$10,961	$11,426
5/31/20	$11,379	$12,188	$10,968	$11,525
6/30/20	$11,665	$12,265	$10,971	$11,609
7/31/20	$11,747	$12,448	$10,982	$11,695
8/31/20	$11,812	$12,348	$10,979	$11,694
9/30/20	$11,879	$12,341	$10,982	$11,687
10/31/20	$12,004	$12,286	$10,978	$11,685
11/30/20	$11,952	$12,406	$10,983	$11,750
12/31/20	$12,044	$12,424	$10,988	$11,780
1/31/21	$12,140	$12,334	$10,989	$11,761
2/28/21	$12,157	$12,156	$10,981	$11,709
3/31/21	$12,175	$12,005	$10,983	$11,655
4/30/21	$12,194	$12,099	$10,988	$11,698
5/31/21	$12,207	$12,139	$10,996	$11,733
6/30/21	$12,183	$12,224	$10,979	$11,744
7/31/21	$12,196	$12,361	$10,997	$11,799
8/31/21	$12,217	$12,337	$10,996	$11,788
9/30/21	$12,267	$12,231	$10,985	$11,752
10/31/21	$12,152	$12,227	$10,952	$11,702
11/30/21	$12,114	$12,263	$10,954	$11,694
12/31/21	$12,090	$12,232	$10,927	$11,687
1/31/22	$11,996	$11,968	$10,855	$11,543
2/28/22	$11,857	$11,835	$10,815	$11,462
3/31/22	$11,649	$11,506	$10,671	$11,251
4/30/22	$11,711	$11,069	$10,620	$11,073
5/31/22	$11,700	$11,141	$10,679	$11,153
6/30/22	$11,539	$10,966	$10,617	$11,017
7/31/22	$11,486	$11,234	$10,653	$11,161
8/31/22	$11,537	$10,917	$10,576	$11,006
9/30/22	$11,478	$10,445	$10,451	$10,767
10/31/22	$11,355	$10,310	$10,441	$10,739
11/30/22	$11,280	$10,689	$10,507	$10,936
12/31/22	$11,421	$10,641	$10,528	$10,943
1/31/23	$11,448	$10,968	$10,600	$11,109
2/28/23	$11,514	$10,684	$10,524	$10,963
3/31/23	$11,516	$10,956	$10,692	$11,163
4/30/23	$11,581	$11,022	$10,719	$11,219
5/31/23	$11,597	$10,902	$10,682	$11,158
6/30/23	$11,553	$10,863	$10,630	$11,117
7/31/23	$11,671	$10,856	$10,668	$11,166
8/31/23	$11,767	$10,786	$10,710	$11,181
9/30/23	$11,879	$10,512	$10,709	$11,107
10/31/23	$12,004	$10,346	$10,745	$11,087
11/30/23	$12,024	$10,815	$10,854	$11,338
12/31/23	$12,115	$11,229	$10,976	$11,556
1/31/24	$12,216	$11,198	$11,018	$11,589
2/29/24	$12,233	$11,040	$10,973	$11,514
3/31/24	$12,296	$11,142	$11,009	$11,585
4/30/24	$12,320	$10,860	$10,973	$11,488
5/31/24	$12,371	$11,044	$11,048	$11,607
6/30/24	$12,445	$11,149	$11,112	$11,682
7/31/24	$12,565	$11,409	$11,239	$11,864
8/31/24	$12,657	$11,573	$11,340	$11,993
9/30/24	$12,745	$11,728	$11,431	$12,117
10/31/24	$12,738	$11,437	$11,364	$11,988
11/30/24	$12,774	$11,558	$11,398	$12,055
12/31/24	$12,940	$11,369	$11,424	$12,025
1/31/25	$13,052	$11,430	$11,474	$12,088
2/28/25	$13,078	$11,681	$11,552	$12,213
3/31/25	$13,161	$11,685	$11,606	$12,260
4/30/25	$13,220	$11,731	$11,698	$12,348
5/31/25	$13,239	$11,647	$11,673	$12,342
6/30/25	$13,295	$11,826	$11,743	$12,460
7/31/25	$13,333	$11,795	$11,737	$12,462
8/31/25	$13,522	$11,936	$11,838	$12,590
9/30/25	$13,515	$12,067	$11,874	$12,653
10/31/25	$13,571	$12,142	$11,914	$12,699
11/30/25	$13,635	$12,217	$11,968	$12,772
12/31/25	$13,722	$12,199	$12,007	$12,804

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series LD	6.05%	2.64%	3.21%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
ICE BofA 1-3 Year U.S. Treasury Index	5.10%	1.79%	1.85%
50% ICE BofA 1-3 Year U.S. Treasury Index/50% Bloomberg U.S. Intermediate Credit Index	6.48%	1.68%	2.50%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$58,766
# of Portfolio Holdings	457
Portfolio Turnover Rate	348%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.7%
Asset-Backed Securities	35.3%
Corporate Bonds & Notes	33.6%
Non-Agency Mortgage-Backed Securities	13.3%
Sovereign Issues	3.9%
U.S. Treasury Obligations	2.8%
Short-Term Instruments	0.4%
Affiliated Investments	5.4%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(43.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXIDX

Fixed Income SHares: Series LD

Annual Shareholder Report | December 31, 2025

FISH2761TSRAR_123125

 FXIMX

Fixed Income SHares: Series M

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Fixed Income SHares: Series M (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series M	$9	0.09%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., including overweight exposure to the seven-year portion of the curve, contributed to relative performance, as yields fell.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as non-agency residential MBS spreads tightened.

  Long exposure to agency MBS contributed to relative performance, as agency MBS spreads tightened.

  Underweight exposure to investment-grade corporate credit detracted from relative performance, as spreads tightened.

  Short exposure to select emerging market currencies in Asia, particularly the Taiwanese dollar, detracted from relative performance, as it appreciated relative to the U.S. dollar.

  Curve positioning in Australia, including long exposure to the ten-year portion of the curve, detracted from relative performance, as yields rose.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Fixed Income SHares: Series M	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,105	$10,138	$10,052
2/29/16	$10,175	$10,210	$10,136
3/31/16	$10,381	$10,303	$10,392
4/30/16	$10,526	$10,343	$10,519
5/31/16	$10,681	$10,345	$10,514
6/30/16	$10,991	$10,531	$10,754
7/31/16	$11,314	$10,598	$10,895
8/31/16	$11,345	$10,586	$10,916
9/30/16	$11,376	$10,580	$10,886
10/31/16	$11,266	$10,499	$10,793
11/30/16	$10,814	$10,250	$10,499
12/31/16	$10,878	$10,265	$10,563
1/31/17	$10,967	$10,285	$10,598
2/28/17	$11,144	$10,354	$10,716
3/31/17	$11,203	$10,349	$10,700
4/30/17	$11,343	$10,428	$10,807
5/31/17	$11,519	$10,509	$10,923
6/30/17	$11,542	$10,498	$10,952
7/31/17	$11,673	$10,543	$11,032
8/31/17	$11,886	$10,638	$11,124
9/30/17	$11,876	$10,587	$11,099
10/31/17	$11,878	$10,593	$11,137
11/30/17	$11,869	$10,580	$11,127
12/31/17	$11,922	$10,628	$11,215
1/31/18	$11,807	$10,506	$11,111
2/28/18	$11,760	$10,406	$10,943
3/31/18	$11,857	$10,473	$10,977
4/30/18	$11,788	$10,395	$10,877
5/31/18	$11,884	$10,469	$10,932
6/30/18	$11,912	$10,456	$10,880
7/31/18	$11,950	$10,459	$10,958
8/31/18	$12,027	$10,526	$11,014
9/30/18	$12,027	$10,458	$10,977
10/31/18	$11,984	$10,376	$10,824
11/30/18	$11,980	$10,438	$10,816
12/31/18	$12,187	$10,630	$10,979
1/31/19	$12,333	$10,742	$11,216
2/28/19	$12,395	$10,736	$11,240
3/31/19	$12,538	$10,942	$11,514
4/30/19	$12,647	$10,945	$11,571
5/31/19	$12,773	$11,139	$11,740
6/30/19	$12,894	$11,279	$12,006
7/31/19	$12,976	$11,304	$12,068
8/31/19	$13,156	$11,597	$12,445
9/30/19	$13,134	$11,535	$12,364
10/31/19	$13,188	$11,570	$12,434
11/30/19	$13,206	$11,564	$12,458
12/31/19	$13,211	$11,556	$12,493
1/31/20	$13,467	$11,778	$12,786
2/29/20	$13,642	$11,990	$12,960
3/31/20	$12,697	$11,920	$12,101
4/30/20	$13,161	$12,132	$12,654
5/31/20	$13,400	$12,188	$12,860
6/30/20	$13,704	$12,265	$13,095
7/31/20	$13,998	$12,448	$13,499
8/31/20	$14,059	$12,348	$13,328
9/30/20	$14,121	$12,341	$13,291
10/31/20	$14,055	$12,286	$13,262
11/30/20	$14,282	$12,406	$13,600
12/31/20	$14,416	$12,424	$13,662
1/31/21	$14,405	$12,334	$13,499
2/28/21	$14,316	$12,156	$13,265
3/31/21	$14,202	$12,005	$13,054
4/30/21	$14,350	$12,099	$13,192
5/31/21	$14,427	$12,139	$13,287
6/30/21	$14,563	$12,224	$13,487
7/31/21	$14,714	$12,361	$13,663
8/31/21	$14,726	$12,337	$13,630
9/30/21	$14,656	$12,231	$13,484
10/31/21	$14,558	$12,227	$13,513
11/30/21	$14,613	$12,263	$13,525
12/31/21	$14,625	$12,232	$13,514
1/31/22	$14,366	$11,968	$13,081
2/28/22	$14,191	$11,835	$12,834
3/31/22	$13,731	$11,506	$12,511
4/30/22	$13,212	$11,069	$11,856
5/31/22	$13,179	$11,141	$11,961
6/30/22	$12,872	$10,966	$11,648
7/31/22	$13,171	$11,234	$12,002
8/31/22	$12,852	$10,917	$11,663
9/30/22	$12,345	$10,445	$11,072
10/31/22	$12,166	$10,310	$10,958
11/30/22	$12,443	$10,689	$11,502
12/31/22	$12,432	$10,641	$11,452
1/31/23	$12,790	$10,968	$11,889
2/28/23	$12,708	$10,684	$11,531
3/31/23	$12,754	$10,956	$11,847
4/30/23	$12,854	$11,022	$11,941
5/31/23	$12,884	$10,902	$11,774
6/30/23	$12,887	$10,863	$11,811
7/31/23	$12,945	$10,856	$11,847
8/31/23	$12,934	$10,786	$11,761
9/30/23	$12,677	$10,512	$11,456
10/31/23	$12,431	$10,346	$11,252
11/30/23	$13,011	$10,815	$11,890
12/31/23	$13,550	$11,229	$12,389
1/31/24	$13,599	$11,198	$12,367
2/29/24	$13,522	$11,040	$12,189
3/31/24	$13,702	$11,142	$12,339
4/30/24	$13,404	$10,860	$12,032
5/31/24	$13,657	$11,044	$12,251
6/30/24	$13,834	$11,149	$12,332
7/31/24	$14,197	$11,409	$12,622
8/31/24	$14,433	$11,573	$12,818
9/30/24	$14,611	$11,728	$13,037
10/31/24	$14,353	$11,437	$12,722
11/30/24	$14,602	$11,558	$12,884
12/31/24	$14,372	$11,369	$12,641
1/31/25	$14,490	$11,430	$12,712
2/28/25	$14,906	$11,681	$12,970
3/31/25	$14,925	$11,685	$12,939
4/30/25	$14,914	$11,731	$12,947
5/31/25	$14,852	$11,647	$12,938
6/30/25	$15,160	$11,826	$13,175
7/31/25	$15,127	$11,795	$13,182
8/31/25	$15,357	$11,936	$13,321
9/30/25	$15,615	$12,067	$13,513
10/31/25	$15,831	$12,142	$13,572
11/30/25	$15,967	$12,217	$13,657
12/31/25	$15,900	$12,199	$13,631

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series M	10.63%	1.98%	4.75%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. Credit Index	7.83%	(0.05%)	3.15%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,839,429
# of Portfolio Holdings	1,199
Portfolio Turnover Rate	606%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	45.5%
Corporate Bonds & Notes	34.2%
Asset-Backed Securities	28.8%
Non-Agency Mortgage-Backed Securities	14.9%
Sovereign Issues	9.0%
U.S. Treasury Obligations	8.8%
Preferred Securities	1.0%
Municipal Bonds & Notes	0.6%
Loan Participations and Assignments	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	1.4%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(44.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXIMX

Fixed Income SHares: Series M

Annual Shareholder Report | December 31, 2025

FISH2756TSRAR_123125

 FXIRX

Fixed Income SHares: Series R

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Fixed Income SHares: Series R (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series R	$414	3.92%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S., including a yield curve steepening position and short exposure to swap spreads, contributed to relative performance, as the U.S. yield curve steepened and swap spreads widened.

  Eurozone yield curve positioning, specifically long exposure to intermediate maturities combined with short exposure to long-term maturities, contributed to relative performance, as the eurozone yield curve steepened.

  Exposure to securitized assets, including collateralized loan obligations and U.S. agency mortgage-backed securities, contributed to relative performance, as spreads broadly tightened across these sectors.

  Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as U.S. breakeven inflation rates fell.

  Short exposure to gold, which is part of a broader relative value trade between gold and real yields, detracted from relative performance, as gold returns were positive.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Fixed Income SHares: Series R	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index	ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$10,022	$10,138	$10,148	$10,182
2/29/16	$9,933	$10,210	$10,261	$10,348
3/31/16	$10,302	$10,303	$10,446	$10,514
4/30/16	$10,427	$10,343	$10,482	$10,566
5/31/16	$10,331	$10,345	$10,408	$10,470
6/30/16	$10,537	$10,531	$10,624	$10,696
7/31/16	$10,669	$10,598	$10,716	$10,769
8/31/16	$10,644	$10,586	$10,668	$10,695
9/30/16	$10,763	$10,580	$10,727	$10,778
10/31/16	$10,723	$10,499	$10,684	$10,728
11/30/16	$10,530	$10,250	$10,479	$10,476
12/31/16	$10,568	$10,265	$10,468	$10,456
1/31/17	$10,697	$10,285	$10,556	$10,551
2/28/17	$10,773	$10,354	$10,606	$10,608
3/31/17	$10,801	$10,349	$10,600	$10,599
4/30/17	$10,838	$10,428	$10,663	$10,696
5/31/17	$10,853	$10,509	$10,659	$10,698
6/30/17	$10,751	$10,498	$10,557	$10,575
7/31/17	$10,831	$10,543	$10,605	$10,651
8/31/17	$10,959	$10,638	$10,717	$10,777
9/30/17	$10,915	$10,587	$10,649	$10,674
10/31/17	$10,963	$10,593	$10,671	$10,696
11/30/17	$10,992	$10,580	$10,685	$10,707
12/31/17	$11,114	$10,628	$10,783	$10,803
1/31/18	$11,040	$10,506	$10,691	$10,675
2/28/18	$10,914	$10,406	$10,587	$10,565
3/31/18	$11,026	$10,473	$10,698	$10,688
4/30/18	$11,020	$10,395	$10,692	$10,670
5/31/18	$11,011	$10,469	$10,737	$10,725
6/30/18	$11,111	$10,456	$10,780	$10,773
7/31/18	$11,095	$10,459	$10,729	$10,705
8/31/18	$11,126	$10,526	$10,806	$10,799
9/30/18	$11,013	$10,458	$10,692	$10,664
10/31/18	$10,769	$10,376	$10,539	$10,529
11/30/18	$10,793	$10,438	$10,589	$10,598
12/31/18	$10,834	$10,630	$10,647	$10,661
1/31/19	$11,108	$10,742	$10,790	$10,845
2/28/19	$11,114	$10,736	$10,789	$10,843
3/31/19	$11,394	$10,942	$10,987	$11,076
4/30/19	$11,428	$10,945	$11,024	$11,114
5/31/19	$11,650	$11,139	$11,206	$11,320
6/30/19	$11,733	$11,279	$11,302	$11,457
7/31/19	$11,781	$11,304	$11,342	$11,499
8/31/19	$11,994	$11,597	$11,612	$11,776
9/30/19	$11,875	$11,535	$11,454	$11,583
10/31/19	$11,884	$11,570	$11,483	$11,625
11/30/19	$11,935	$11,564	$11,501	$11,611
12/31/19	$12,036	$11,556	$11,544	$11,670
1/31/20	$12,383	$11,778	$11,787	$11,950
2/29/20	$12,498	$11,990	$11,950	$12,110
3/31/20	$12,178	$11,920	$11,740	$11,912
4/30/20	$12,714	$12,132	$12,066	$12,265
5/31/20	$12,805	$12,188	$12,103	$12,313
6/30/20	$13,050	$12,265	$12,238	$12,474
7/31/20	$13,515	$12,448	$12,519	$12,756
8/31/20	$13,683	$12,348	$12,656	$12,966
9/30/20	$13,616	$12,341	$12,609	$12,907
10/31/20	$13,526	$12,286	$12,528	$12,812
11/30/20	$13,785	$12,406	$12,668	$12,928
12/31/20	$14,033	$12,424	$12,813	$13,102
1/31/21	$14,124	$12,334	$12,856	$13,168
2/28/21	$13,757	$12,156	$12,649	$12,828
3/31/21	$13,722	$12,005	$12,625	$12,840
4/30/21	$13,992	$12,099	$12,801	$13,076
5/31/21	$14,207	$12,139	$12,956	$13,216
6/30/21	$14,313	$12,224	$13,035	$13,298
7/31/21	$14,816	$12,361	$13,382	$13,754
8/31/21	$14,774	$12,337	$13,359	$13,725
9/30/21	$14,597	$12,231	$13,263	$13,564
10/31/21	$14,714	$12,227	$13,414	$13,717
11/30/21	$14,869	$12,263	$13,534	$13,827
12/31/21	$15,041	$12,232	$13,577	$13,916
1/31/22	$14,541	$11,968	$13,302	$13,596
2/28/22	$14,617	$11,835	$13,416	$13,724
3/31/22	$14,393	$11,506	$13,166	$13,505
4/30/22	$13,921	$11,069	$12,897	$13,082
5/31/22	$13,671	$11,141	$12,769	$12,975
6/30/22	$13,034	$10,966	$12,365	$12,502
7/31/22	$13,865	$11,234	$12,903	$13,231
8/31/22	$13,342	$10,917	$12,560	$12,812
9/30/22	$11,961	$10,445	$11,729	$11,719
10/31/22	$12,233	$10,310	$11,875	$11,850
11/30/22	$12,595	$10,689	$12,092	$12,159
12/31/22	$12,440	$10,641	$11,968	$11,970
1/31/23	$12,737	$10,968	$12,188	$12,291
2/28/23	$12,440	$10,684	$12,020	$12,004
3/31/23	$12,878	$10,956	$12,368	$12,496
4/30/23	$12,889	$11,022	$12,381	$12,499
5/31/23	$12,640	$10,902	$12,233	$12,300
6/30/23	$12,600	$10,863	$12,192	$12,208
7/31/23	$12,647	$10,856	$12,207	$12,234
8/31/23	$12,423	$10,786	$12,098	$12,034
9/30/23	$12,095	$10,512	$11,875	$11,724
10/31/23	$11,945	$10,346	$11,789	$11,584
11/30/23	$12,434	$10,815	$12,109	$11,978
12/31/23	$12,820	$11,229	$12,435	$12,372
1/31/24	$12,916	$11,198	$12,457	$12,441
2/29/24	$12,739	$11,040	$12,323	$12,227
3/31/24	$12,852	$11,142	$12,424	$12,337
4/30/24	$12,535	$10,860	$12,215	$12,063
5/31/24	$12,858	$11,044	$12,424	$12,299
6/30/24	$12,962	$11,149	$12,522	$12,417
7/31/24	$13,341	$11,409	$12,745	$12,704
8/31/24	$13,488	$11,573	$12,845	$12,809
9/30/24	$13,737	$11,728	$13,038	$13,020
10/31/24	$13,329	$11,437	$12,804	$12,684
11/30/24	$13,454	$11,558	$12,866	$12,750
12/31/24	$13,121	$11,369	$12,663	$12,479
1/31/25	$13,367	$11,430	$12,827	$12,667
2/28/25	$13,792	$11,681	$13,106	$12,999
3/31/25	$13,942	$11,685	$13,190	$13,129
4/30/25	$13,888	$11,731	$13,206	$13,115
5/31/25	$13,797	$11,647	$13,128	$13,064
6/30/25	$14,057	$11,826	$13,254	$13,236
7/31/25	$14,080	$11,795	$13,270	$13,252
8/31/25	$14,465	$11,936	$13,474	$13,531
9/30/25	$14,527	$12,067	$13,532	$13,569
10/31/25	$14,655	$12,142	$13,580	$13,618
11/30/25	$14,686	$12,217	$13,605	$13,690
12/31/25	$14,590	$12,199	$13,550	$13,589

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series R	11.20%	0.78%	3.85%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. TIPS Index	7.01%	1.12%	3.09%
ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index	8.90%	0.73%	3.11%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$164,652
# of Portfolio Holdings	470
Portfolio Turnover Rate	157%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	142.7%
U.S. Government Agencies	40.6%
Asset-Backed Securities	14.7%
Sovereign Issues	8.5%
Corporate Bonds & Notes	2.3%
Non-Agency Mortgage-Backed Securities	0.8%
Short-Term Instruments	3.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(113.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXIRX

Fixed Income SHares: Series R

Annual Shareholder Report | December 31, 2025

FISH2757TSRAR_123125

 FXIEX

Fixed Income SHares: Series TE

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Fixed Income SHares: Series TE (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series TE	$0	0.00%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector contributed to relative performance, as the sector underperformed the broader high yield municipal market.

  Overweight exposure to the housing sector contributed to relative performance, as the sector outperformed the broader high yield municipal market.

  Underweight exposure to the industrial revenue sector contributed to relative performance, as the sector underperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the education sector detracted from relative performance, as the sector outperformed the broader high yield municipal market.

  Underweight exposure to the healthcare sector detracted from relative performance, as the sector outperformed the broader high yield municipal market.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg Municipal Bond Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Fixed Income SHares: Series TE	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index	50% Bloomberg 10 Year Municipal Bond Index / 50% Bloomberg High Yield Municipal Bond Index
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$10,065	$10,119	$10,057	$10,104
2/29/16	$10,062	$10,135	$10,167	$10,164
3/31/16	$10,127	$10,167	$10,274	$10,232
4/30/16	$10,223	$10,242	$10,337	$10,305
5/31/16	$10,249	$10,270	$10,473	$10,374
6/30/16	$10,448	$10,433	$10,798	$10,622
7/31/16	$10,444	$10,440	$10,869	$10,661
8/31/16	$10,502	$10,454	$10,908	$10,685
9/30/16	$10,480	$10,401	$10,937	$10,684
10/31/16	$10,342	$10,292	$10,801	$10,553
11/30/16	$9,950	$9,908	$10,159	$10,002
12/31/16	$10,040	$10,025	$10,299	$10,143
1/31/17	$10,117	$10,091	$10,443	$10,252
2/28/17	$10,189	$10,161	$10,692	$10,410
3/31/17	$10,243	$10,183	$10,717	$10,439
4/30/17	$10,356	$10,257	$10,789	$10,524
5/31/17	$10,534	$10,420	$10,954	$10,699
6/30/17	$10,547	$10,382	$10,930	$10,666
7/31/17	$10,661	$10,466	$11,002	$10,751
8/31/17	$10,797	$10,546	$11,154	$10,863
9/30/17	$10,778	$10,492	$11,094	$10,803
10/31/17	$10,818	$10,518	$11,124	$10,829
11/30/17	$10,787	$10,462	$11,152	$10,795
12/31/17	$10,905	$10,571	$11,297	$10,930
1/31/18	$10,829	$10,447	$11,191	$10,795
2/28/18	$10,776	$10,415	$11,199	$10,775
3/31/18	$10,788	$10,454	$11,363	$10,873
4/30/18	$10,788	$10,416	$11,414	$10,885
5/31/18	$10,929	$10,536	$11,653	$11,057
6/30/18	$10,953	$10,545	$11,711	$11,088
7/31/18	$11,008	$10,570	$11,752	$11,129
8/31/18	$11,024	$10,597	$11,846	$11,191
9/30/18	$10,979	$10,529	$11,800	$11,134
10/31/18	$10,893	$10,464	$11,652	$11,032
11/30/18	$10,943	$10,580	$11,734	$11,142
12/31/18	$11,011	$10,707	$11,835	$11,266
1/31/19	$11,090	$10,787	$11,914	$11,365
2/28/19	$11,182	$10,845	$11,978	$11,427
3/31/19	$11,352	$11,017	$12,288	$11,659
4/30/19	$11,399	$11,058	$12,357	$11,708
5/31/19	$11,583	$11,211	$12,557	$11,890
6/30/19	$11,627	$11,252	$12,623	$11,943
7/31/19	$11,706	$11,343	$12,702	$12,033
8/31/19	$11,901	$11,521	$13,008	$12,270
9/30/19	$11,844	$11,429	$12,981	$12,198
10/31/19	$11,867	$11,450	$13,009	$12,220
11/30/19	$11,903	$11,478	$13,059	$12,258
12/31/19	$11,938	$11,513	$13,098	$12,301
1/31/20	$12,146	$11,720	$13,421	$12,571
2/29/20	$12,342	$11,871	$13,704	$12,778
3/31/20	$11,761	$11,441	$12,197	$11,856
4/30/20	$11,610	$11,297	$11,785	$11,596
5/31/20	$11,983	$11,656	$12,266	$12,022
6/30/20	$12,263	$11,752	$12,752	$12,299
7/31/20	$12,500	$11,950	$13,099	$12,576
8/31/20	$12,451	$11,894	$13,133	$12,558
9/30/20	$12,404	$11,897	$13,146	$12,567
10/31/20	$12,380	$11,861	$13,169	$12,558
11/30/20	$12,627	$12,040	$13,486	$12,802
12/31/20	$12,796	$12,113	$13,739	$12,962
1/31/21	$12,924	$12,191	$14,025	$13,134
2/28/21	$12,722	$11,997	$13,878	$12,954
3/31/21	$12,796	$12,071	$14,029	$13,061
4/30/21	$12,919	$12,172	$14,234	$13,208
5/31/21	$12,989	$12,208	$14,397	$13,294
6/30/21	$13,062	$12,242	$14,580	$13,391
7/31/21	$13,160	$12,344	$14,755	$13,535
8/31/21	$13,123	$12,298	$14,732	$13,507
9/30/21	$13,050	$12,209	$14,636	$13,407
10/31/21	$13,025	$12,174	$14,576	$13,353
11/30/21	$13,149	$12,277	$14,768	$13,488
12/31/21	$13,185	$12,297	$14,806	$13,521
1/31/22	$12,862	$11,961	$14,391	$13,136
2/28/22	$12,764	$11,918	$14,358	$13,100
3/31/22	$12,406	$11,531	$13,839	$12,658
4/30/22	$12,077	$11,212	$13,348	$12,266
5/31/22	$12,219	$11,379	$13,494	$12,432
6/30/22	$11,923	$11,193	$13,063	$12,166
7/31/22	$12,305	$11,488	$13,551	$12,571
8/31/22	$12,046	$11,237	$13,249	$12,316
9/30/22	$11,524	$10,805	$12,433	$11,718
10/31/22	$11,376	$10,715	$12,178	$11,567
11/30/22	$11,893	$11,217	$12,887	$12,145
12/31/22	$11,879	$11,249	$12,866	$12,186
1/31/23	$12,269	$11,572	$13,437	$12,621
2/28/23	$12,006	$11,310	$13,015	$12,297
3/31/23	$12,186	$11,561	$13,218	$12,521
4/30/23	$12,309	$11,535	$13,294	$12,543
5/31/23	$12,280	$11,435	$13,202	$12,430
6/30/23	$12,463	$11,549	$13,436	$12,587
7/31/23	$12,510	$11,595	$13,524	$12,657
8/31/23	$12,402	$11,428	$13,319	$12,475
9/30/23	$12,097	$11,093	$12,866	$12,091
10/31/23	$11,907	$10,999	$12,660	$11,957
11/30/23	$12,668	$11,697	$13,641	$12,760
12/31/23	$13,036	$11,969	$14,051	$13,100
1/31/24	$13,129	$11,908	$13,986	$13,036
2/29/24	$13,275	$11,923	$14,096	$13,091
3/31/24	$13,332	$11,923	$14,263	$13,163
4/30/24	$13,198	$11,775	$14,175	$13,034
5/31/24	$13,298	$11,740	$14,283	$13,006
6/30/24	$13,500	$11,920	$14,632	$13,263
7/31/24	$13,664	$12,029	$14,793	$13,389
8/31/24	$13,778	$12,124	$14,967	$13,529
9/30/24	$13,955	$12,244	$15,102	$13,651
10/31/24	$13,758	$12,065	$14,872	$13,434
11/30/24	$13,983	$12,274	$15,191	$13,680
12/31/24	$13,757	$12,095	$14,939	$13,486
1/31/25	$13,867	$12,156	$15,052	$13,593
2/28/25	$14,046	$12,276	$15,240	$13,758
3/31/25	$13,855	$12,068	$15,061	$13,559
4/30/25	$13,739	$11,971	$14,792	$13,388
5/31/25	$13,710	$11,978	$14,803	$13,436
6/30/25	$13,809	$12,053	$14,889	$13,534
7/31/25	$13,709	$12,029	$14,665	$13,440
8/31/25	$13,842	$12,133	$14,743	$13,537
9/30/25	$14,293	$12,414	$15,132	$13,850
10/31/25	$14,477	$12,568	$15,284	$14,004
11/30/25	$14,517	$12,597	$15,343	$14,050
12/31/25	$14,518	$12,608	$15,306	$14,050

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series TE	5.53%	2.56%	3.80%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg High Yield Municipal Bond Index	2.46%	2.18%	4.35%
50% Bloomberg 10 Year Municipal Bond Index / 50% Bloomberg High Yield Municipal Bond Index	4.18%	1.63%	3.46%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$257,467
# of Portfolio Holdings	350
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Municipal Bonds & Notes	86.9%
Loan Participations and Assignments	3.7%
U.S. Government Agencies	2.7%
Corporate Bonds & Notes	0.3%
Short-Term Instruments	0.1%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXIEX

Fixed Income SHares: Series TE

Annual Shareholder Report | December 31, 2025

FISH2760TSRAR_123125

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Mr. Mark Michel, who serves on the Board’s Audit Oversight Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Michel is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	December 31, 2025	$ 273,249
	December 31, 2024	$ 268,924

(b)	Fiscal Year Ended	Audit-Related Fees(1)
	December 31, 2025	$ —
	December 31, 2024	$ —

(c)	Fiscal Year Ended	Tax Fees (2)
	December 31, 2025	$ —
	December 31, 2024	$ —

(d)	Fiscal Year Ended	All Other Fees (3)
	December 31, 2025	$ —
	December 31, 2024	$ —

“Audit Fees” represents fees billed for each of the last two fiscal years for professional services rendered for the audit and review of the Registrant’s annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents fees billed for each of the last two fiscal years for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant’s financial statements, but not reported under “Audit Fees” above, and that include accounting consultations, agreed-upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters for those fiscal years.

“Tax Fees” represents fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, and tax distribution and analysis reviews.

“All Other Fees” represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported above under “Audit Fees,” “Audit-Related Fees” and “Tax Fees” for the last two fiscal years.

(1) There were no “Audit-Related Fees” for the last two fiscal years.

(2) There were no “Tax Fees” for the last two fiscal years.

(3) There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Oversight Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Oversight Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Oversight Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Oversight Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Oversight Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Oversight Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Oversight Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Oversight Committee, subject to the ratification by the full Audit Oversight Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Oversight Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity
Entity	December 31, 2025	December 31, 2024
PIMCO Managed Accounts Trust	$—	$—
Pacific Investment Management Company LLC (“PIMCO”)	43,373,395	18,926,240
Totals	$43,373,395	$18,926,240

(h)

The Registrant’s Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee (known as the Audit Oversight Committee) established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Oversight Committee is comprised of:

Sarah E. Cogan

Deborah A. DeCotis

Alan Rappaport

Mark Michel Sonya Morris

Kathleen A. McCartney

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Portfolios’ annual Financial Statements and Financial Highlights.

PIMCO Managed Accounts Trust

(b)	Not applicable.

PIMCO MANAGED ACCOUNTS TRUST

Annual Financial and Other Information

December 31, 2025

Fixed Income SHares (FISH)

Fixed Income SHares: Series C (“FISH: Series C”)

Fixed Income SHares: Series LD (“FISH: Series LD”)

Fixed Income SHares: Series M (“FISH: Series M”)

Fixed Income SHares: Series R (“FISH: Series R”)

Fixed Income SHares: Series TE (“FISH: Series TE”)

Important Information About the Portfolios

PIMCO Managed Accounts Trust (the “Trust”) is an open-end management investment company that includes the Fixed Income SHares: Series C, Fixed Income SHares: Series LD, Fixed Income SHares: Series M, Fixed Income SHares: Series R and Fixed Income SHares: Series TE (each, a “Portfolio” and collectively, the “Portfolios”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. A Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolios may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolios may be subject to various risks as described in each Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolios’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Portfolios’ compliance calculations, including those used in the Portfolios’ prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Portfolios are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain

2	PIMCO MANAGED ACCOUNTS TRUST

bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolios and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolios, issuers in which they invest and other market participants and Portfolio service providers. For example, if a bank at which a Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolios invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolios and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolios and issuers in which they invest.

The dividend rate that a Portfolio pays on its common shares may vary as portfolio and market conditions change, and will depend on a number of factors, including, without limit, the amount of a Portfolio’s undistributed net investment income and net short- and long-term capital gains, as well as the costs of any leverage obtained by a Portfolio. As portfolio and market conditions change, the rate of distributions on the common shares and a Portfolio’s dividend policy could change. There can be no assurance that a change in market conditions or other factors will not result in a change in a Portfolio’s distribution rate or that the rate will be sustainable in the future.

The following table discloses the commencement of operations and diversification status of each Portfolio:

Portfolio Name	Commencement of Operations	Diversification Status
Fixed Income SHares: Series C	03/17/00	Diversified
Fixed Income SHares: Series LD	12/20/13	Diversified
Fixed Income SHares: Series M	03/17/00	Diversified
Fixed Income SHares: Series R	04/15/04	Diversified
Fixed Income SHares: Series TE	06/25/12	Diversified

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolios. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s prospectus nor a Portfolio’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholder of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand.

The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the Portfolios	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolios’ website at www.pimco.com/FISH, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolios file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolios’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/FISH, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolios’ shareholder reports are required to be provided free of charge by the Portfolio or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11,

2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO MANAGED ACCOUNTS TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)
Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Series C

12/31/2025	$8.86	$0.46	$0.42	$0.88	$(0.50)	$0.00	$0.00	$(0.50)

12/31/2024	8.84	0.44	0.02	0.46	(0.44)	0.00	0.00	(0.44)

12/31/2023	8.54	0.40	0.29	0.69	(0.39)	0.00	0.00	(0.39)

12/31/2022	10.77	0.33	(2.12)	(1.79)	(0.44)	0.00	0.00	(0.44)

12/31/2021	11.08	0.34	(0.31)	0.03	(0.34)	0.00	0.00	(0.34)

Series LD

12/31/2025	$8.98	$0.41	$0.12	$0.53	$(0.29)	$0.00	$(0.16)	$(0.45)

12/31/2024	8.81	0.38	0.21	0.59	(0.37)	0.00	(0.05)	(0.42)

12/31/2023	8.59	0.34	0.17	0.51	(0.17)	0.00	(0.12)	(0.29)

12/31/2022	9.41	0.25	(0.77)	(0.52)	(0.26)	(0.04)	0.00	(0.30)

12/31/2021	9.62	0.28	(0.24)	0.04	(0.25)	0.00	0.00	(0.25)

Series M

12/31/2025	$8.60	$0.48	$0.41	$0.89	$(0.49)	$0.00	$0.00	$(0.49)

12/31/2024	8.60	0.50	0.01	0.51	(0.51)	0.00	0.00	(0.51)

12/31/2023	8.35	0.47	0.26	0.73	(0.48)	0.00	0.00	(0.48)

12/31/2022	10.33	0.42	(1.95)	(1.53)	(0.45)	0.00	0.00	(0.45)

12/31/2021	10.68	0.42	(0.26)	0.16	(0.42)	(0.09)	0.00	(0.51)

Series R

12/31/2025	$8.02	$0.37	$0.52	$0.89	$(0.35)	$0.00	$0.00	$(0.35)

12/31/2024	7.99	0.20	(0.01)	0.19	(0.16)	0.00	0.00	(0.16)

12/31/2023	7.94	0.19	0.05	0.24	(0.04)	0.00	(0.15)	(0.19)

12/31/2022	10.79	0.81	(2.59)	(1.78)	(1.07)	0.00	0.00	(1.07)

12/31/2021	10.74	0.72	0.02	0.74	(0.69)	0.00	0.00	(0.69)

Series TE

12/31/2025	$9.72	$0.47	$0.05	$0.52	$(0.47)	$0.00	$0.00	$(0.47)

12/31/2024	9.67	0.48	0.05	0.53	(0.48)	0.00	0.00	(0.48)

12/31/2023	9.25	0.47	0.41	0.88	(0.46)	0.00	0.00	(0.46)

12/31/2022	10.71	0.41	(1.47)	(1.06)	(0.40)	0.00	0.00	(0.40)

12/31/2021	10.76	0.38	(0.06)	0.32	(0.37)	0.00	0.00	(0.37)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolios’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolios.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolios’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolios. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total investment return for a period of less than one year is not annualized.

(f)

The financial statements reflect the fact that no investment management fees or expenses are incurred by the Portfolios. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

6	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)(e)	Net Assets End of Year or Period (000s)	Expenses(f)	Expenses Excluding Waivers(f)	Expenses Excluding Interest Expense(f)	Expenses Excluding Interest Expense and Waivers(f)	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.24	10.23%	$1,850,051	0.10%	0.10%	0.00%	0.00%	5.13%	584%

8.86	5.26	1,588,834	0.27	0.27	0.00	0.00	4.97	546

8.84	8.34	1,282,061	0.03	0.03	0.00	0.00	4.69	571

8.54	(16.74)	1,155,312	0.15	0.15	0.00	0.00	3.58	308

10.77	0.34	1,540,072	0.02	0.02	0.00	0.00	3.10	282

$9.06	6.05%	$58,766	1.26%	1.26%	0.00%	0.00%	4.57%	348%

8.98	6.81	50,640	1.36	1.36	0.00	0.00	4.24	414

8.81	6.07	73,673	2.31	2.31	0.00	0.00	3.90	192

8.59	(5.53)	74,964	1.57	1.57	0.00	0.00	2.75	43

9.41	0.38	122,608	0.23	0.23	0.00	0.00	2.94	97

$9.00	10.63%	$1,839,429	0.09%	0.09%	0.00%	0.00%	5.44%	606%

8.60	6.06	1,592,323	0.14	0.14	0.00	0.00	5.80	576

8.60	8.99	1,279,095	0.04	0.04	0.00	0.00	5.62	569

8.35	(14.99)	1,147,875	0.01	0.01	0.00	0.00	4.58	495

10.33	1.45	1,520,815	0.01	0.01	0.00	0.00	3.97	468

$8.56	11.20%	$164,652	3.92%	3.92%	0.00%	0.00%	4.43%	157%

8.02	2.35	145,985	4.30	4.30	0.00	0.00	2.45	278

7.99	3.05	163,970	3.31	3.31	0.00	0.00	2.45	223

7.94	(17.22)	216,389	0.87	0.87	0.00	0.00	8.88	93

10.79	7.09	259,263	0.05	0.05	0.00	0.00	6.71	162

$9.77	5.53%	$257,467	0.00%	0.00%	0.00%	0.00%	4.89%	36%

9.72	5.53	157,830	0.00	0.00	0.00	0.00	4.91	13

9.67	9.74	61,959	0.06	0.06	0.00	0.00	5.05	56

9.25	(9.91)	69,553	0.07	0.07	0.00	0.00	4.29	67

10.71	3.04	88,310	0.02	0.02	0.00	0.00	3.50	20

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	Series C	Series LD

Assets:

Investments, at value
Investments in securities*	$2,654,847	$81,142
Investments in Affiliates	38,820	3,149
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,978	84
Over the counter	3,035	212
Cash	0	0
Deposits with counterparty	4,713	1,756
Foreign currency, at value	2,431	123
Receivable for investments sold	21	0
Receivable for investments sold on a delayed-delivery basis	0	0
Receivable for TBA investments sold	1,284,644	39,104
Receivable for Portfolio shares sold	2,703	0
Interest and/or dividends receivable	20,300	347
Dividends receivable from Affiliates	158	9
Reimbursement receivable from PIMCO	1	1
Other assets	17	0
Total Assets	4,013,668	125,927

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$12,361	$16,231
Payable for sale-buyback transactions	0	0
Payable for short sales	44,229	9,386
Financial Derivative Instruments
Exchange-traded or centrally cleared	626	72
Over the counter	5,827	165
Payable for investments purchased	40,534	398
Payable for investments in Affiliates purchased	166	10
Payable for TBA investments purchased	2,047,040	40,653
Payable for unfunded loan commitments	0	0
Deposits from counterparty	4,057	0
Payable for Portfolio shares redeemed	534	2
Distributions payable	8,242	244
Other liabilities	1	0
Total Liabilities	2,163,617	67,161

Commitments and Contingent Liabilities^

Net Assets	$1,850,051	$58,766

Net Assets Consist of:

Shares of beneficial interest of $0.001 par value (unlimited number authorized)	$200	$6
Paid in capital in excess of par	2,166,258	66,729
Distributable earnings (accumulated loss)	(316,407)	(7,969)

Net Assets	$1,850,051	$58,766

Shares Issued and Outstanding	200,159	6,488

Net Asset Value Per Share Outstanding(a):	$9.24	$9.06

Cost of investments in securities	$2,624,864	$81,528
Cost of investments in Affiliates	$38,809	$3,146
Cost of foreign currency held	$2,421	$123
Proceeds received on short sales	$44,228	$9,396
Cost or premiums of financial derivative instruments, net	$(653)	$152

* Includes repurchase agreements of:	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

8	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

Series M	Series R	Series TE

$2,633,844	$351,045	$241,205
25,960	0	14,777

2,878	311	36
3,134	414	0
0	0	6
10,004	2,366	359
4,112	641	0
8	1	3
0	378	0
1,044,509	26,879	0
2,730	8	235
15,859	1,453	3,011
68	0	55
1	1	1
18	0	0
3,743,125	383,497	259,688

$0	$0	$0
0	161,770	0
0	0	0

4,980	208	0
6,015	776	0
41,835	1,328	0
73	0	58
1,837,734	53,819	0
0	0	1,010
4,019	291	0
527	8	122
8,512	645	1,031
1	0	0
1,903,696	218,845	2,221

$1,839,429	$164,652	$257,467

$204	$19	$26
1,983,722	237,510	257,397
(144,497)	(72,877)	44

$1,839,429	$164,652	$257,467

204,490	19,242	26,352

$9.00	$8.56	$9.77

$2,651,274	$366,004	$236,665
$25,954	$0	$14,772
$4,095	$998	$0
$0	$0	$0
$8,756	$(885)	$0

$0	$5,500	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Operations

Year Ended December 31, 2025
(Amounts in thousands†)	Series C	Series LD

Investment Income:

Interest	$88,437	$2,997
Dividends	70	10
Dividends from Investments in Affiliates	1,238	141
Miscellaneous income	47	0
Total Income	89,792	3,148

Expenses:

Interest expense	1,666	679
Miscellaneous expense	21	2
Total Expenses	1,687	681

Net Investment Income (Loss)	88,105	2,467

Net Realized Gain (Loss):

Investments in securities	15,472	20
Investments in Affiliates	31	2
Exchange-traded or centrally cleared financial derivative instruments	13,499	225
Over the counter financial derivative instruments	(9,922)	(537)
Foreign currency	642	56

Net Realized Gain (Loss)	19,722	(234)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	83,381	1,660
Investments in Affiliates	11	3
Exchange-traded or centrally cleared financial derivative instruments	(17,131)	(322)
Over the counter financial derivative instruments	(5,123)	(391)
Foreign currency assets and liabilities	(530)	4

Net Change in Unrealized Appreciation (Depreciation)	60,608	954

Net Increase (Decrease) in Net Assets Resulting from Operations	$168,435	$3,187

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Series M	Series R	Series TE

$92,671	$13,280	$9,709
69	37	9
2,342	0	551
0	0	0
95,082	13,317	10,269

1,575	6,256	0
14	2	0
1,589	6,258	0

93,493	7,059	10,269

17,698	(974)	(1,641)
43	0	8
19,234	(1,366)	(138)
(7,698)	(596)	0
662	(93)	0

29,939	(3,029)	(1,771)

70,803	10,791	3,242
5	0	(1)
(14,489)	2,925	133
(6,045)	(774)	0
(621)	(208)	0

49,653	12,734	3,374

$173,085	$16,764	$11,872

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Statements of Changes in Net Assets

	Series C		Series LD

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$88,105	$70,298	$2,467	$2,360
Net realized gain (loss)	19,722	(15,571)	(234)	(226)
Net change in unrealized appreciation (depreciation)	60,608	12,848	954	1,506

Net Increase (Decrease) in Net Assets Resulting from Operations	168,435	67,575	3,187	3,640

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(95,599)	(69,446)	(1,757)	(2,317)
Tax basis return of capital	0	0	(935)	(286)

Total Distributions(a)	(95,599)	(69,446)	(2,692)	(2,603)

Portfolio Share Transactions:

Receipts for shares sold	527,941	590,934	19,510	15,311
Cost of shares redeemed	(339,560)	(282,290)	(11,879)	(39,381)

Net increase (decrease) resulting from Portfolio share transactions	188,381	308,644	7,631	(24,070)

Total Increase (Decrease) in Net Assets	261,217	306,773	8,126	(23,033)

Net Assets:

Beginning of year	1,588,834	1,282,061	50,640	73,673
End of year	$1,850,051	$1,588,834	$58,766	$50,640

Shares of Beneficial Interest:

Shares sold	58,318	66,048	2,164	1,726
Shares redeemed	(37,497)	(31,713)	(1,317)	(4,450)
Net increase (decrease) in shares outstanding	20,821	34,335	847	(2,724)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Series M		Series R		Series TE

Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

$93,493	$81,977	$7,059	$3,865	$10,269	$5,850
29,939	(948)	(3,029)	(1,335)	(1,771)	1,027
49,653	(1,972)	12,734	1,145	3,374	(930)

173,085	79,057	16,764	3,675	11,872	5,947

(95,983)	(83,052)	(6,622)	(3,067)	(10,264)	(5,776)
0	0	0	0	0	0

(95,983)	(83,052)	(6,622)	(3,067)	(10,264)	(5,776)

510,698	597,619	37,107	31,255	159,811	115,277
(340,694)	(280,396)	(28,582)	(49,848)	(61,782)	(19,577)

170,004	317,223	8,525	(18,593)	98,029	95,700

247,106	313,228	18,667	(17,985)	99,637	95,871

1,592,323	1,279,095	145,985	163,970	157,830	61,959
$1,839,429	$1,592,323	$164,652	$145,985	$257,467	$157,830

57,930	68,951	4,432	3,879	16,539	11,829
(38,585)	(32,503)	(3,400)	(6,182)	(6,420)	(2,004)
19,345	36,448	1,032	(2,303)	10,119	9,825

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Statements of Cash Flows

Year Ended December 31, 2025
(Amounts in thousands†)	Series LD	Series R

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$3,187	$16,764

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(275,434)	(546,119)
Proceeds from sales of long-term securities	262,173	516,758
(Purchases) Proceeds from sales of short-term portfolio investments, net	(4,113)	(7,010)
(Increase) decrease in deposits with counterparty	(940)	1,094
(Increase) decrease in receivable for investments sold	(8,632)	9,335
(Increase) decrease in interest and/or dividends receivable	(17)	(428)
(Increase) decrease in dividends receivable from Affiliates	(8)	0
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(65)	1,548
Proceeds from (Payments on) over the counter financial derivative instruments	(657)	(790)
(Increase) decrease in other assets	1	0
Increase (decrease) in payable for investments purchased	10,663	(7,825)
Increase (decrease) in deposits from counterparty	0	12
Proceeds from short sales transactions	147,132	36,700
Payments on short sales transactions	(146,984)	(36,700)
Proceeds from (Payments on) foreign currency transactions	60	(110)
Net Realized (Gain) Loss
Investments in securities	(20)	974
Investments in Affiliates	(2)	0
Exchange-traded or centrally cleared financial derivative instruments	(225)	1,366
Over the counter financial derivative instruments	537	596
Foreign currency	(56)	93
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(1,660)	(10,791)
Investments in Affiliates	(3)	0
Exchange-traded or centrally cleared financial derivative instruments	322	(2,925)
Over the counter financial derivative instruments	391	774
Foreign currency assets and liabilities	(4)	208
Net amortization (accretion) on investments	(193)	237

Net Cash Provided by (Used for) Operating Activities	(14,547)	(26,239)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	19,510	37,228
Payments on shares redeemed	(11,940)	(28,674)
Cash distributions paid	(2,649)	(6,091)
Proceeds from reverse repurchase agreements	159,312	1
Payments on reverse repurchase agreements	(148,483)	(8,170)
Proceeds from sale-buyback transactions	41,196	3,550,293
Payments on sale-buyback transactions	(42,622)	(3,518,778)

Net Cash Received from (Used for) Financing Activities	14,324	25,809

Net Increase (Decrease) in Cash and Foreign Currency	(223)	(430)

Cash and Foreign Currency:

Beginning of year	346	1,071
End of year	$123	$641

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$654	$6,555

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Portfolio has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Portfolio’ investments are not classified as Level 1 or 2 in the fair value hierarchy.

14	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Fixed Income SHares: Series C	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 143.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

American Airlines, Inc.
6.134% - 8.448% (TSFR3M + 2.250%) due 04/20/2028 ~		$2,199	$2,207

Quikrete Holdings, Inc.
5.966% - 8.949% (TSFR1M + 2.250%) due 02/10/2032 ~		1,191	1,196

SkyMiles IP Ltd.
5.384% - 9.485% (TSFR3M + 1.500%) due 10/20/2028 ~		331	335

Total Loan Participations and Assignments (Cost $3,707)			3,738

CORPORATE BONDS & NOTES 41.5%

BANKING & FINANCE 28.4%

Aircastle Ltd.
5.950% due 02/15/2029		1,600	1,667

Ally Financial, Inc.
6.184% due 07/26/2035 •		1,600	1,659

American Assets Trust LP
3.375% due 02/01/2031		4,000	3,648
6.150% due 10/01/2034		4,550	4,628

Antares Holdings LP
6.500% due 02/08/2029		2,000	2,046

ARES Capital Corp.
2.875% due 06/15/2028		3,300	3,155

ARES Finance Co. II LLC
3.250% due 06/15/2030		4,950	4,697

Athene Global Funding
5.380% due 01/07/2030		3,000	3,072
5.526% due 07/11/2031		5,000	5,129

Aviation Capital Group LLC
3.500% due 11/01/2027		1,300	1,281

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		2,696	2,616

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		5,000	5,316

Banco Santander SA
5.538% due 03/14/2030 •		10,000	10,352
6.033% due 01/17/2035		2,000	2,143

Bank of America Corp.
5.468% due 01/23/2035 •		25,300	26,364
5.511% due 01/24/2036 •		15,000	15,648

Barclays PLC
2.894% due 11/24/2032 •		6,900	6,290
6.692% due 09/13/2034 •		4,100	4,541

BGC Group, Inc.
6.600% due 06/10/2029		3,750	3,916

BNP Paribas SA
1.904% due 09/30/2028 •		8,000	7,704
4.500% due 02/25/2030 •(e)		900	844
4.625% due 02/25/2031 •(e)(f)		1,900	1,762
5.738% due 02/20/2035 •(i)		7,500	7,877

Brookfield Finance, Inc.
6.350% due 01/05/2034		2,500	2,720

CaixaBank SA
6.037% due 06/15/2035 •		3,000	3,199
6.840% due 09/13/2034 •		5,000	5,580

Cantor Fitzgerald LP
7.200% due 12/12/2028		8,700	9,252

Capital One Financial Corp.
7.964% due 11/02/2034 •		3,000	3,538

CI Financial Corp.
3.200% due 12/17/2030		3,200	2,901
4.625% due 12/12/2031	EUR	1,500	1,777

Citadel Finance LLC
5.900% due 02/10/2030		$3,000	3,064

Citadel LP
6.375% due 01/23/2032		3,000	3,186

Citadel Securities Global Holdings LLC
5.500% due 06/18/2030		2,500	2,567

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup, Inc.
3.785% due 03/17/2033 •		$2,000	$1,910

Cooperatieve Rabobank UA
5.710% due 01/21/2033 •		3,500	3,688

Corebridge Global Funding
4.584% (SOFRRATE + 0.860%) due 12/15/2028 ~		7,600	7,616

Credit Agricole SA
5.862% due 01/09/2036 •		3,000	3,166

Credit Suisse AG AT1 Claim		10,000	2,950

Crown Castle, Inc.
4.300% due 02/15/2029		3,000	2,993
5.200% due 09/01/2034		6,000	6,064

Deloitte LLP
5.690% due 01/30/2037 «(h)		700	710
5.790% due 01/30/2040 «(h)		1,200	1,210

Deutsche Bank AG
3.729% due 01/14/2032 •		1,200	1,135
5.625% due 05/19/2031 •	EUR	200	236
6.819% due 11/20/2029 •		$6,000	6,405

Fairfax Financial Holdings Ltd.
4.230% due 06/14/2029	CAD	300	223
5.750% due 05/20/2035		$4,000	4,162
6.500% due 05/20/2055		2,100	2,222

First American Financial Corp.
4.000% due 05/15/2030		3,850	3,728

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		400	396
4.950% due 05/28/2027		5,000	5,021
6.125% due 03/08/2034		4,150	4,219

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		4,700	4,951

GA Global Funding Trust
5.900% due 01/13/2035		4,900	5,026

Global Atlantic Fin Co.
3.125% due 06/15/2031		1,200	1,087

GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030		3,278	3,197
5.300% due 01/15/2029		3,150	3,207
6.250% due 09/15/2054		2,500	2,488

Goldman Sachs Group, Inc.
5.536% due 01/28/2036 •		15,000	15,577
5.851% due 04/25/2035 •		19,700	20,952

Golub Capital BDC, Inc.
2.050% due 02/15/2027		4,000	3,883
6.000% due 07/15/2029		1,000	1,023

Golub Capital Private Credit Fund
5.875% due 05/01/2030		1,500	1,522

Host Hotels & Resorts LP
5.500% due 04/15/2035		7,650	7,747

HSBC Holdings PLC
5.875% due 09/28/2026 •(e)(f)	GBP	11,800	15,961

Hudson Pacific Properties LP
3.250% due 01/15/2030		$100	85
3.950% due 11/01/2027		100	96
4.650% due 04/01/2029		400	370
5.950% due 02/15/2028		200	197

Invitation Homes Operating Partnership LP
5.450% due 08/15/2030		5,000	5,206

JPMorgan Chase & Co.
5.294% due 07/22/2035 •		4,000	4,128
5.350% due 06/01/2034 •		17,000	17,669
5.766% due 04/22/2035 •		4,900	5,224

KBC Group NV
6.324% due 09/21/2034 •		3,000	3,273

Kilroy Realty LP
3.050% due 02/15/2030		3,000	2,794
4.750% due 12/15/2028		400	402

KKR Financial Holdings LLC
5.400% due 05/23/2033		9,000	8,773

Liberty Mutual Group, Inc.
4.300% due 02/01/2061		2,000	1,335

Maple Grove Funding Trust I
4.161% due 08/15/2051		8,000	5,644

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		$4,500	$4,001

Morgan Stanley
0.000% due 04/02/2032 þ(h)		7,000	5,135
5.320% due 07/19/2035 •		2,500	2,574
5.587% due 01/18/2036 •		10,000	10,454
5.831% due 04/19/2035 •		14,300	15,202

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		3,000	2,853

NMI Holdings, Inc.
6.000% due 08/15/2029		6,000	6,220

Nordea Bank Abp
3.750% due 03/01/2029 •(e)(f)		5,850	5,569
6.625% due 03/26/2026 •(e)(f)		5,000	5,061

Prologis LP
4.200% due 02/15/2033	CAD	3,000	2,201

Sammons Financial Group, Inc.
3.350% due 04/16/2031		$3,000	2,784
6.875% due 04/15/2034		5,800	6,365

Sixth Street Lending Partners
5.750% due 01/15/2030		3,100	3,143

SMBC Aviation Capital Finance DAC
5.250% due 11/26/2035		12,500	12,510
5.450% due 05/03/2028		3,600	3,700

Stellantis Finance U.S., Inc.
6.450% due 03/18/2035		1,700	1,768

Synchrony Financial
3.950% due 12/01/2027		1,100	1,096

Tesco Property Finance 3 PLC
5.744% due 04/13/2040	GBP	556	756

Tesco Property Finance 4 PLC
5.801% due 10/13/2040		6,183	8,434

Tesco Property Finance 6 PLC
5.411% due 07/13/2044		170	223

UBS Group AG
6.301% due 09/22/2034 •		$10,326	11,278

Ventas Realty LP
5.000% due 01/15/2035		3,000	3,013

VICI Properties LP
5.750% due 04/01/2034		3,000	3,098

Wells Fargo & Co.
3.350% due 03/02/2033 •		8,000	7,469
5.211% due 12/03/2035 •		20,000	20,440
5.499% due 01/23/2035 •(i)		15,400	16,077

			525,434

INDUSTRIALS 9.4%

Adventist Health System
4.742% due 12/01/2030		1,000	1,004

Air Canada Pass-Through Trust
3.750% due 06/15/2029		1,626	1,604

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		2,067	2,081

American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,578	1,545
3.375% due 11/01/2028		4,066	4,016
3.575% due 07/15/2029		1,544	1,529
3.650% due 08/15/2030		2,069	2,035
3.700% due 04/01/2028		1,822	1,816

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		683	685
5.750% due 04/20/2029		1,700	1,732

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		6,900	6,909

Bayer U.S. Finance LLC
6.875% due 11/21/2053		3,500	3,793

Beignet Investor LLC
6.581% due 05/30/2049		11,800	12,477

Boeing Co.
6.298% due 05/01/2029		2,000	2,124
6.528% due 05/01/2034		1,900	2,103
6.858% due 05/01/2054		8,200	9,216

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

British Airways Pass-Through Trust
3.300% due 06/15/2034		$2,153	$2,037

Charter Communications Operating LLC/Charter Communications Operating Capital
5.125% due 07/01/2049		2,000	1,567

Conagra Brands, Inc.
5.750% due 08/01/2035		3,100	3,167

DR Horton, Inc.
5.000% due 10/15/2034		5,500	5,565

Elevance Health, Inc.
5.200% due 02/15/2035		3,000	3,067

Energy Transfer LP
5.600% due 09/01/2034		4,100	4,222
5.700% due 04/01/2035		4,000	4,143
6.200% due 04/01/2055		4,000	3,929

Eni SpA
5.500% due 05/15/2034		1,600	1,650

Fraport AG Frankfurt Airport Services Worldwide
1.875% due 03/31/2028	EUR	2,600	3,002

Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042		$4,500	4,695

Harbour Energy PLC
6.327% due 04/01/2035		1,400	1,418

HCA, Inc.
5.450% due 09/15/2034		2,750	2,832

Imperial Brands Finance PLC
3.875% due 07/26/2029		4,000	3,927

Kraft Heinz Foods Co.
4.375% due 06/01/2046		5,000	4,135

Las Vegas Sands Corp.
3.500% due 08/18/2026		4,750	4,731

MSCI, Inc.
3.250% due 08/15/2033		300	269
3.625% due 09/01/2030		200	191

NetApp, Inc.
5.700% due 03/17/2035		3,400	3,568

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		2,900	2,863
4.810% due 09/17/2030		700	660

Oracle Corp.
5.500% due 08/03/2035		7,500	7,353

Quikrete Holdings, Inc.
6.375% due 03/01/2032		1,600	1,666
6.750% due 03/01/2033		500	523

Smith & Nephew PLC
5.400% due 03/20/2034		4,000	4,140

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		233	224

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,800	3,587

United Airlines Pass-Through Trust
2.700% due 11/01/2033		3,657	3,364
2.875% due 04/07/2030		1,265	1,221
3.450% due 01/07/2030		1,300	1,269
4.000% due 10/11/2027		751	751
5.875% due 04/15/2029		4,115	4,222

United Airlines, Inc.
4.625% due 04/15/2029		1,000	996

UnitedHealth Group, Inc.
5.150% due 07/15/2034		5,000	5,123

Vale Overseas Ltd.
6.400% due 06/28/2054		2,000	2,043

Venture Global Calcasieu Pass LLC
4.125% due 08/15/2031		4,800	4,371

Venture Global LNG, Inc.
7.000% due 01/15/2030		6,800	6,549

Viper Energy Partners LLC
5.700% due 08/01/2035		1,200	1,225

Vmed O2 U.K. Financing I PLC
4.750% due 07/15/2031		6,000	5,544

Volkswagen Group of America Finance LLC
3.750% due 05/13/2030		1,300	1,259

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Woodside Finance Ltd.
5.700% due 05/19/2032	$1,400	$1,457

		173,194

UTILITIES 3.7%

AES Corp.
5.800% due 03/15/2032	6,250	6,413

Black Hills Corp.
6.000% due 01/15/2035	3,000	3,203

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	2,500	2,491

Dominion Energy, Inc.
3.300% due 04/15/2041	2,500	1,905

E.ON International Finance BV
6.650% due 04/30/2038	1,300	1,464

Edison International
5.750% due 06/15/2027	1,050	1,069

Electricite de France SA
6.000% due 04/22/2064	5,500	5,420

NiSource, Inc.
1.700% due 02/15/2031	8,200	7,202

ONEOK, Inc.
4.750% due 10/15/2031	4,600	4,626
5.050% due 11/01/2034	4,700	4,660

Pacific Gas & Electric Co.
3.300% due 12/01/2027	2,800	2,759
3.750% due 07/01/2028	1,800	1,778
3.950% due 12/01/2047	2,400	1,793
4.300% due 03/15/2045	700	558
4.500% due 07/01/2040	1,800	1,570
4.550% due 07/01/2030	3,400	3,387
5.250% due 03/01/2052	2,000	1,746
6.700% due 04/01/2053	5,000	5,284

PacifiCorp
4.150% due 02/15/2050	1,800	1,340

Puget Energy, Inc.
5.725% due 03/15/2035	2,500	2,573

Southern California Edison Co.
4.000% due 04/01/2047	3,700	2,778
4.650% due 10/01/2043	200	171

Toledo Edison Co.
2.650% due 05/01/2028	4,584	4,364

		68,554

Total Corporate Bonds & Notes (Cost $759,803)		767,182

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.3%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	1,200	934
3.850% due 06/01/2050	2,815	2,574

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.587% due 06/01/2029	2,515	2,367

		5,875

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	782	852

WEST VIRGINIA 0.3%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.875% due 06/01/2049	5,930	5,630

Total Municipal Bonds & Notes (Cost $12,622)		12,357

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 50.7%

Federal Home Loan Mortgage Corp.
4.000% due 09/01/2048	$199	$192
4.500% due 06/01/2053 - 10/01/2053	7,885	7,721
5.000% due 07/01/2053 - 01/01/2054	69,614	69,685
5.500% due 10/01/2053 - 01/01/2054	1,634	1,660
6.500% due 01/01/2038	11	12

Federal National Mortgage Association
4.500% due 08/01/2039 - 07/01/2053	19,015	18,636
5.000% due 11/01/2053	18,277	18,290
5.500% due 11/01/2053	2,390	2,430
6.500% due 02/01/2054	8,786	9,166

Government National Mortgage Association, TBA
2.500% due 02/01/2056	77,400	66,761
6.000% due 02/01/2056	102,000	103,885

Uniform Mortgage-Backed Security, TBA
4.500% due 01/01/2056 - 02/01/2056	106,384	103,811
5.000% due 02/01/2056	76,700	76,421
5.500% due 02/01/2056	201,300	203,942
6.000% due 02/01/2056 - 03/01/2056	201,000	206,292
6.500% due 03/01/2056	47,000	48,899

Total U.S. Government Agencies (Cost $933,148)		937,803

U.S. TREASURY OBLIGATIONS 19.9%

U.S. Treasury Bonds
4.625% due 02/15/2055 (m)	30,000	28,906
4.750% due 08/15/2055	46,900	46,123

U.S. Treasury Inflation Protected Securities (d)
0.500% due 01/15/2028 (k)	66,001	64,853
1.750% due 01/15/2034	128,275	127,597
2.125% due 01/15/2035	99,357	101,145

Total U.S. Treasury Obligations (Cost $364,821)		368,624

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.7%

AG Trust
5.766% due 08/15/2041 •	4,181	4,210

Angel Oak Mortgage Trust
1.581% due 09/25/2066 ~	1,757	1,500

Atrium Hotel Portfolio Trust
4.978% due 12/15/2036 •	1,587	1,567

Banc of America Funding Trust
4.787% due 01/20/2047 ~	14	12

Bank
5.000% due 12/25/2067	5,000	5,050

Bank5
5.769% due 06/15/2057	2,835	2,961
5.788% due 06/15/2057	5,700	5,945

Bear Stearns ALT-A Trust
4.455% due 02/25/2036 ~	210	148

Bear Stearns ARM Trust
4.000% due 05/25/2034 ~	6	5
5.741% due 10/25/2033 ~	4	4

Benchmark Mortgage Trust
6.363% due 07/15/2056 ~	6,500	6,800

BMO Mortgage Trust
5.462% due 02/15/2057	3,500	3,598
5.857% due 02/15/2057	15,350	16,044

BSST Mortgage Trust
5.051% due 02/15/2037 •	300	262

BX Commercial Mortgage Trust
4.740% due 01/17/2039 •	5,000	4,998
4.785% due 12/15/2038 •	3,255	3,256

CHL Mortgage Pass-Through Trust
4.486% due 03/25/2035 •	40	37

16	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
5.750% due 09/25/2035 •		$17	$17
6.190% due 09/25/2035 •		7	7

COMM Mortgage Trust
5.165% due 12/15/2038 •		7,974	7,881

Countrywide Alternative Loan Trust
4.246% due 05/25/2036 •		24	21
6.000% due 08/25/2034		1,725	1,727

CSMC Trust
3.874% due 02/25/2061 ~		1,956	1,950
4.215% due 07/27/2061 ~		3,687	3,675

DC Commercial Mortgage Trust
6.314% due 09/12/2040		1,100	1,134

DSLA Mortgage Loan Trust
4.366% due 08/19/2045 •		256	232
5.015% due 07/19/2044 ~		139	133

Eurosail-U.K. PLC
4.851% due 06/13/2045 •	GBP	304	410

GreenPoint MTA Trust
4.306% due 06/25/2045 •		$560	449

GS Mortgage Securities Corp. Trust
4.997% due 07/15/2035 •		1,298	857

GSR Mortgage Loan Trust
4.951% due 09/25/2035 ~		28	27
5.880% due 03/25/2033 •		2	2
6.117% due 09/25/2035 ~		1	1

HarborView Mortgage Loan Trust
4.226% due 01/19/2038 •		57	51
4.528% due 06/20/2035 •		93	88

HomeBanc Mortgage Trust
4.366% due 01/25/2036 •		105	103

JP Morgan Chase Commercial Mortgage Securities Trust
4.597% due 04/15/2037 •		939	928
5.214% due 12/15/2036 •		100	49

JP Morgan Mortgage Trust
5.555% due 02/25/2035 ~		3	3
5.869% due 11/25/2033 ~		3	3
6.033% due 07/25/2035 ~		44	44

Legacy Mortgage Asset Trust
5.892% due 10/25/2066 þ		2,037	2,039

LUX
6.441% due 08/15/2040 •		4,500	4,553

MFA Trust
1.381% due 04/25/2065 ~		409	402
1.947% due 04/25/2065 ~		416	409

Morgan Stanley Capital I Trust
2.428% due 04/05/2042 ~		5,000	4,439

Morgan Stanley Mortgage Loan Trust
4.878% due 08/25/2034 ~		102	98

Morgan Stanley Residential Mortgage Loan Trust
5.016% due 09/25/2070 ~		1,471	1,475
5.021% due 11/25/2070 þ		3,100	3,110

Natixis Commercial Mortgage Securities Trust
4.965% due 08/15/2038 •		1,114	1,083

OBX Trust
4.940% due 09/25/2062 þ		4,913	4,909
6.567% due 06/25/2063 þ		1,374	1,382

Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	54,300	36,237

PRPM LLC
4.500% due 06/25/2065 «þ		$3,709	3,655

RALI Trust
4.266% due 04/25/2046 •		700	174

RCKT Mortgage Trust
5.582% due 12/25/2044 þ		1,891	1,912
6.808% due 09/25/2043 ~		457	461

SMRT Commercial Mortgage Trust
4.751% due 01/15/2039 •		2,900	2,901

Structured Adjustable Rate Mortgage Loan Trust
6.298% due 02/25/2034 ~		7	7

Structured Asset Mortgage Investments II Trust
4.466% due 09/25/2045 •		123	117

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
4.846% due 10/25/2059 •		$1,772	$1,775

Verus Securitization Trust
4.858% due 12/25/2070 þ		4,200	4,209
6.665% due 09/25/2068 þ		5,302	5,349

WaMu Mortgage Pass-Through Certificates Trust
4.466% due 01/25/2045 •		13	13
4.586% due 11/25/2034 •		230	226
5.029% due 02/25/2046 •		206	191

Warwick Finance Residential Mortgages Number Three PLC
4.712% due 12/21/2049 •	GBP	280	378

Wells Fargo Commercial Mortgage Trust
3.862% due 12/15/2039		$2,600	2,525

Wells Fargo Mortgage-Backed Securities Trust
6.194% due 10/25/2037 ~		1,037	1,018

Total Non-Agency Mortgage-Backed Securities (Cost $160,561)			161,236

ASSET-BACKED SECURITIES 13.4%

AUTOMOBILE ABS OTHER 0.3%

Santander Drive Auto Receivables Trust
5.980% due 04/16/2029		2,300	2,332
6.400% due 03/17/2031		2,300	2,379

			4,711

AUTOMOBILE SEQUENTIAL 1.4%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030		7,500	7,870

Octane Receivables Trust
6.440% due 03/20/2029		860	864

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		809	812

Upgrade Auto Receivables Trust
4.590% due 10/15/2031		8,067	8,018
4.600% due 01/15/2031		8,500	8,523

			26,087

CMBS OTHER 0.8%

ACREC Ltd.
4.999% due 10/16/2036 •		367	366

Arbor Realty Commercial Real Estate Notes Ltd.
5.215% due 11/15/2036 •		3,326	3,348

LRECS LLC
5.500% due 08/19/2043 •		7,600	7,614

Starwood Ltd.
5.049% due 04/18/2038 •		3,268	3,271

			14,599

HOME EQUITY OTHER 1.0%

ACE Securities Corp. Home Equity Loan Trust
4.626% due 04/25/2034 •		181	171

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.761% due 01/25/2035 •		706	731
4.866% due 01/25/2035 •		1,269	1,252

Centex Home Equity Loan Trust
4.806% due 10/25/2035 •		1,735	1,736

GSAMP Trust
4.626% due 07/25/2045 •		193	196

Merrill Lynch Mortgage Investors Trust
4.086% due 02/25/2037 •		131	37

Morgan Stanley ABS Capital I, Inc. Trust
5.096% due 07/25/2037 •		7,000	6,268

Residential Asset Securities Corporation Trust
4.566% due 01/25/2036 •		969	964
4.806% due 08/25/2035 •		1,448	1,444

Securitized Asset-Backed Receivables LLC Trust
4.626% due 02/25/2034 •		4,371	4,614

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Investment Loan Trust
4.551% due 03/25/2034 •		$906	$963

			18,376

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.566% due 04/25/2037 •		84	22

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Conseco Finance Corp.
6.530% due 02/01/2031 ~		497	450

OTHER ABS 9.9%

AASET MT-1 Ltd.
5.522% due 02/16/2050		4,819	4,857

AASET Trust
2.798% due 01/15/2047		4,216	4,004

Atlas Senior Loan Fund XII Ltd.
5.307% due 10/24/2031 •		309	309

Aurium CLO III DAC
2.691% due 04/16/2030 •	EUR	1,389	1,634

Birch Grove CLO Ltd.
5.472% due 07/17/2037 •		$6,200	6,226

BlueMountain EUR CLO DAC
2.839% due 04/15/2034 •	EUR	5,999	7,041

BlueMountain Fuji EUR CLO V DAC
2.919% due 01/15/2033 •		6,071	7,141

BNPP AM Euro CLO DAC
2.626% due 04/15/2031 •		1,767	2,079

Cairn CLO VII DAC
2.736% due 01/31/2030 •		3,148	3,701

CARS-DB7 LP
5.750% due 09/15/2053		$6,554	6,604

Castlelake Aircraft Structured Trust
5.087% due 11/15/2050		10,927	10,978

DataBank Issuer II LLC
5.180% due 09/27/2055		3,000	2,961

Domino’s Pizza Master Issuer LLC
5.217% due 07/25/2055		11,500	11,614

ECAF I Ltd.
3.473% due 06/15/2040		43	39
4.947% due 06/15/2040		126	117

ECMC Group Student Loan Trust
4.739% due 02/27/2068 •		3,690	3,672

Gallatin CLO VIII Ltd.
5.256% due 07/15/2031 •		4,990	4,992

Harvest CLO XVI DAC
3.336% due 10/15/2038 •	EUR	3,100	3,643

Hayfin Emerald CLO VI DAC
3.259% due 10/15/2038 •		2,500	2,941

Home Partners of America Trust
2.200% due 01/17/2041		$2,181	2,057

MACH 1 Cayman Ltd.
3.474% due 10/15/2039		392	389

Man GLG Euro CLO V DAC
2.790% due 12/15/2031 •	EUR	902	1,060

METAL LLC
4.581% due 10/15/2042		$1,409	986

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •		3,300	3,301

Navesink CLO 2 Ltd.
0.000% due 01/15/2036 •(a)		1,600	1,600

Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		1,386	1,342

Nelnet Student Loan Trust
4.650% due 08/20/2054		9,900	9,874
5.268% due 06/22/2065 •		2,695	2,718

OCP Euro CLO DAC
3.300% due 10/20/2039 •	EUR	6,300	7,410

Pagaya AI Debt Trust
5.373% due 01/17/2033		$700	706

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.660% due 07/15/2031		$231	$232

Progress Residential Trust
2.393% due 12/17/2040		1,731	1,647

Providus CLO V DAC
3.314% due 11/15/2039 •	EUR	2,800	3,293

QTS Issuer ABS II LLC
5.044% due 10/05/2055		$2,500	2,482

Slam Ltd.
5.807% due 05/15/2050		6,948	7,137

SMB Private Education Loan Trust
5.784% due 10/16/2056 •		1,386	1,416

Stonepeak ABS
2.301% due 02/28/2033		516	504

Switch ABS Issuer LLC
5.121% due 10/25/2055		14,800	14,802

Symphony CLO 36 Ltd.
0.000% due 01/20/2036 •(a)		2,700	2,700

Symphony CLO XXIX Ltd.
5.433% due 10/15/2035 •		18,800	18,800

Symphony CLO XXXII Ltd.
5.419% due 10/23/2035		6,600	6,600

Tikehau CLO V DAC
3.253% due 10/15/2038 •	EUR	2,750	3,234

Toro European CLO 6 DAC
2.945% due 01/12/2032 •		1,966	2,313

VB-S1 Issuer LLC
3.706% due 02/15/2057		$2,000	1,832

Wave LLC
3.597% due 09/15/2044		1,110	1,091

			184,079

Total Asset-Backed Securities (Cost $247,776)			248,324

SOVEREIGN ISSUES 6.9%

Canada Government Bonds
3.000% due 06/01/2034	CAD	1,600	1,139
3.250% due 12/01/2034		12,200	8,823

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$23,100	$23,558

Mexico Government International Bonds
6.875% due 05/13/2037		4,000	4,278
7.375% due 05/13/2055		1,700	1,836

Peru Government International Bonds
5.400% due 08/12/2034	PEN	14,900	4,424
6.150% due 08/12/2032		23,000	7,384
6.850% due 08/12/2035		98,600	31,632

Province of Ontario
3.650% due 06/02/2033	CAD	100	73
3.800% due 12/02/2034		2,900	2,122

Province of Quebec
3.600% due 09/01/2033		600	437
4.450% due 09/01/2034		5,500	4,210

Republic of South Africa Government Bonds
8.875% due 02/28/2035	ZAR	606,300	38,209

Total Sovereign Issues (Cost $115,385)			128,125

		SHARES
PREFERRED SECURITIES 1.4%

BANKING & FINANCE 1.4%

Capital Farm Credit ACA
5.000% due 03/15/2026 (e)		4,700,000	4,703

CoBank ACB
4.250% due 01/01/2027 (e)		2,000,000	1,964
6.450% due 10/01/2027 (e)		5,500,000	5,544

Compeer Financial ACA
7.875% due 02/15/2031 •(e)		9,000,000	9,280

Farm Credit Bank of Texas
7.750% due 06/15/2029 (e)		2,700,000	2,833

MetLife Capital Trust IV
7.875% due 12/15/2067		600,000	666

Total Preferred Securities (Cost $24,573)			24,990

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (g)	547,541	$548

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
3.757% due 01/15/2026 - 04/21/2026 (b)(c)(m)	$1,932	1,920

Total Short-Term Instruments (Cost $2,468)		2,468

Total Investments in Securities (Cost $2,624,864)		2,654,847

	SHARES
INVESTMENTS IN AFFILIATES 2.1%

SHORT-TERM INSTRUMENTS 2.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%

PIMCO Short-Term Floating NAV Portfolio III	3,985,251	38,820

Total Short-Term Instruments (Cost $38,809)		38,820

Total Investments in Affiliates (Cost $38,809)		38,820

Total Investments 145.6% (Cost $2,663,673)		$2,693,667

Financial Derivative Instruments (j)(l) (0.1)% (Cost or Premiums, net $(653))		(1,440)

Other Assets and Liabilities, net (45.5)%		(842,176)

Net Assets 100.0%		$1,850,051

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Coupon represents a 7-Day Yield.

(h) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deloitte LLP	5.690%	01/30/2037	10/30/2024	$700	$710	0.04%
Deloitte LLP	5.790	01/30/2040	10/30/2024	1,200	1,210	0.06
Morgan Stanley	0.000	04/02/2032	02/11/2020	6,308	5,135	0.28

				$8,208	$7,055	0.38%

18	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	3.000%	12/12/2025	TBD	(2)	$(3,220)	$(3,226)
BRC	3.550	12/12/2025	TBD	(2)	(9,117)	(9,135)

Total Reverse Repurchase Agreements						$(12,361)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.4)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2056	$48,000	$(44,228)	$(44,229)

Total Short Sales (2.4)%				$(44,228)	$(44,229)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(3,226)	$0	$(3,226)	$3,151	$(75)
BRC	0	(9,135)	0	(9,135)	9,596	461

Total Borrowings and Other Financing Transactions	$0	$(12,361)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(12,361)	$(12,361)

Total Borrowings	$0	$0	$0	$(12,361)	$(12,361)

Payable for reverse repurchase agreements					$(12,361)

(i)	Securities with an aggregate market value of $12,546 and cash of $100 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(24,200) at a weighted average interest rate of 4.270%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Canada Government 10-Year Bond March Futures	03/2026	855	$	75,318	$(804)	$0	$(182)
Long Guilt March Futures	03/2026	344		42,368	359	74	(32)
U.S. Treasury 2-Year Note March Futures	03/2026	856		178,723	(31)	0	(60)
U.S. Treasury 10-Year Note March Futures	03/2026	1,673		188,108	(357)	0	(340)

					$(833)	$74	$(614)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury Long-Term Bond March Futures	03/2026	42	$	(4,855)	$25	$9	$0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	3,828		(440,280)	1,765	718	0

					$1,790	$727	$0

Total Futures Contracts					$957	$801	$(614)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Deutsche Bank	1.000%	Quarterly	12/20/2032	1.011%	EUR	4,400	$(59)	$57	$(2)	$5	$0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	2.897		100	7	2	9	1	0

							$(52)	$59	$7	$6	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.264%	Annual	06/30/2031	$	58,500	$0	$965	$965	$101	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.266	Annual	06/30/2031		194,300	0	3,179	3,179	332	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		10,000	(55)	67	12	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		5,700	(20)	71	51	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		5,700	(21)	98	77	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		5,700	(21)	93	72	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		5,700	(21)	78	57	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		4,000	(16)	54	38	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		5,700	(21)	59	38	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		5,700	(22)	117	95	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		5,700	(21)	111	90	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		2,850	(14)	124	110	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		5,100	(23)	216	193	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		10,100	(44)	396	352	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		11,500	38	(57)	(19)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035		90,700	40	(1,713)	(1,673)	205	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		36,000	72	296	368	82	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		35,900	(32)	230	198	82	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		61,348	157	109	266	140	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	76,900	(577)	(1,415)	(1,992)	45	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		400	0	3	3	0	0
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		300	0	1	1	0	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		7,100	0	121	121	6	0

							$(601)	$3,203	$2,602	$1,171	$0

Total Swap Agreements							$(653)	$3,262	$2,609	$1,177	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$801	$1,177	$1,978	$0	$(626)	$0	$(626)

(k)

Securities with an aggregate market value of $40,610 and cash of $4,613 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

20	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(12) for closed futures is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2026		$1,267	JPY	196,913	$0	$(9)

BOA	01/2026	INR	2,739		$30	0	0
	01/2026	KRW	978,893		673	0	(7)
	01/2026	PLN	3,956		1,082	0	(20)
	01/2026	THB	12,661		391	0	(11)
	01/2026	TWD	41,391		1,357	38	0
	01/2026		$1,516	EUR	1,287	0	(2)
	01/2026		1,531	PLN	5,593	27	0
	01/2026		124	TRY	5,586	4	0
	01/2026		228	TWD	7,180	1	0
	01/2026		880	ZAR	14,669	5	0
	02/2026	ILS	3,603		$1,131	0	(1)
	02/2026		$1,574	TRY	71,548	44	0
	03/2026	PEN	101,094		$29,989	0	(7)
	04/2026		$308	MXN	5,674	4	0

BPS	01/2026	AUD	13,509		$8,781	0	(235)
	01/2026	CHF	861		1,083	2	(8)
	01/2026	CNH	26,316		3,734	0	(42)
	01/2026	GBP	937		1,267	4	0
	01/2026	IDR	14,591,883		872	0	(3)
	01/2026	ILS	6,006		1,847	0	(39)
	01/2026	INR	95,563		1,060	0	(3)
	01/2026	JPY	406,800		2,633	34	0
	01/2026	NZD	6,268		3,561	0	(48)
	01/2026	PLN	5,115		1,402	0	(23)
	01/2026	TWD	142,899		4,700	147	0
	01/2026		$4,687	CNH	32,835	21	0
	01/2026		500	INR	45,170	2	0
	01/2026		2,803	PLN	10,147	23	0
	01/2026		8,839	TWD	277,394	19	(20)
	01/2026		1,961	ZAR	32,703	11	0
	01/2026	ZAR	13,784		$824	0	(8)
	02/2026		$1,107	INR	99,776	0	0
	02/2026		2,776	TWD	87,139	3	0
	03/2026	TWD	28,104		$905	6	0

BRC	01/2026	EUR	1,419		1,647	0	(21)
	01/2026	ILS	1,579		492	0	(4)
	01/2026		$4,935	PLN	17,978	72	0
	01/2026	ZAR	80,761		$4,662	0	(208)
	02/2026	ILS	1,555		483	0	(6)
	02/2026	TRY	698		15	0	0
	03/2026		$2,630	MXN	48,696	55	0

BSH	01/2026	PEN	20,722		$6,025	0	(137)
	01/2026		$789	JPY	122,854	0	(4)
	02/2026	PEN	3,217		$941	0	(15)

CBK	01/2026	CAD	21		15	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026	NOK	6,914		$678	$0	$(8)
	01/2026	NZD	7,249		4,169	3	(9)
	01/2026	PEN	11,628		3,420	0	(37)
	01/2026	PLN	26		7	0	0
	01/2026	TWD	217,542		7,159	227	0
	01/2026		$1,224	AUD	1,846	8	0
	01/2026		3,034	CNH	21,183	5	0
	01/2026		3,159	EUR	2,690	3	0
	01/2026		261	ILS	836	1	0
	01/2026		16,117	INR	1,440,863	15	(133)
	01/2026		330	PLN	1,185	0	0
	01/2026		1	THB	18	0	0
	01/2026		2,252	TWD	70,395	2	(10)
	01/2026		1,137	ZAR	19,151	18	0
	02/2026	ILS	2,853		$897	2	0
	02/2026		$70	TWD	2,185	0	0
	03/2026	TWD	30,545		$981	5	0
	08/2026	PEN	3,802		1,106	0	(16)

DUB	01/2026	ILS	2,602		809	0	(8)
	01/2026	KRW	1,458,454		996	0	(16)
	01/2026	NZD	1,613		933	3	0
	01/2026		$1,541	ILS	4,916	3	0
	01/2026		4,769	INR	424,744	0	(53)
	01/2026		4,725	KRW	6,942,972	95	0
	01/2026		7,694	MXN	142,881	223	0
	01/2026		818	ZAR	13,758	11	0
	01/2026	ZAR	143,922		$8,260	0	(418)
	02/2026	ILS	4,915		1,541	0	(2)
	02/2026		$94	TWD	2,950	0	0

GLM	01/2026	BRL	117,782		$21,025	0	(469)
	01/2026	CHF	40		50	0	(1)
	01/2026	CNH	13,113		1,864	0	(18)
	01/2026	ILS	523		162	0	(2)
	01/2026		$21,604	BRL	117,782	0	(110)
	01/2026		2,196	CNH	15,478	25	0
	01/2026		4,334	PLN	15,833	76	0
	01/2026		409	THB	13,026	5	0
	01/2026	ZAR	74,209		$4,304	0	(170)
	02/2026		$4,342	BRL	23,925	0	(9)
	02/2026		1,618	MXN	30,006	40	0
	02/2026		22,374	TRY	1,020,104	610	0
	03/2026		1,244	MXN	23,085	30	0
	04/2026		21,025	BRL	120,385	493	0
	04/2026		2,604	MXN	48,009	37	0

IND	01/2026	TWD	131,314		$4,268	83	0

JPM	01/2026	AUD	12,422		8,118	0	(173)
	01/2026	CNH	54,605		7,753	0	(82)
	01/2026	ILS	15,769		4,846	0	(105)
	01/2026	INR	89,292		1,003	12	0
	01/2026	KRW	2,190,930		1,527	6	0
	01/2026	MXN	664		36	0	(1)
	01/2026	NZD	2,952		1,713	13	0
	01/2026	PLN	9,390		2,562	0	(53)
	01/2026		$2,743	CNH	19,271	22	0
	01/2026		1,904	INR	169,564	0	(21)
	01/2026		2,914	PLN	10,758	82	0
	01/2026	ZAR	127,020		$7,402	0	(257)
	02/2026		$1,527	KRW	2,188,055	0	(6)
	02/2026		2,821	MXN	52,306	70	0
	03/2026		1,686		30,912	20	0
	04/2026		969		17,848	13	0

MBC	01/2026	CAD	49,930		$35,481	0	(916)
	01/2026	CHF	629		792	0	(3)
	01/2026	EUR	3,100		3,638	0	(7)
	01/2026	GBP	838		1,126	0	(4)
	01/2026	JPY	432,800		2,787	22	0
	01/2026	NZD	2,039		1,178	4	0
	01/2026	SGD	30,701		23,661	0	(238)
	01/2026		$1,244	EUR	1,067	11	0

22	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$346	INR	31,313	$2	$0
	01/2026		1,227	JPY	190,958	0	(7)
	01/2026		810	PLN	2,970	17	0
	01/2026		733	THB	23,759	21	0
	01/2026		351	TWD	11,073	2	0
	02/2026		744	MXN	13,769	17	0
	03/2026		703		12,940	11	0
	04/2026		780		14,388	12	0

MYI	01/2026	ILS	5		$2	0	0
	01/2026		$7	JPY	1,088	0	0
	02/2026	ILS	5,668		$1,760	0	(20)

SCX	01/2026	CHF	457		571	0	(7)
	01/2026	CNH	26,154		3,712	0	(41)
	01/2026	IDR	24,271,314		1,451	0	(4)
	01/2026	INR	14,556		160	0	(2)
	01/2026	JPY	101,700		651	1	0
	01/2026	SGD	0		0	0	0
	01/2026	TWD	44,875		1,473	43	0
	01/2026		$315	INR	28,475	1	0
	01/2026		613	JPY	95,300	0	(4)

SOG	01/2026	EUR	40,285		$46,641	0	(723)
	01/2026	GBP	10,463		13,787	0	(316)
	01/2026	KRW	2,315,917		1,583	0	(25)
	01/2026		$2,279	JPY	356,504	0	(2)
	02/2026		744	MXN	13,776	17	0
	03/2026	PEN	90		$27	0	0
	03/2026		$0	MXN	3	0	0

UAG	01/2026	CHF	1,922		$2,401	0	(27)
	01/2026	PLN	3,951		1,083	0	(18)
	01/2026		$4,114	PLN	14,959	53	0
	01/2026	ZAR	140,981		$8,106	0	(395)
	02/2026		$699	MXN	12,976	18	0

Total Forward Foreign Currency Contracts						$3,035	$(5,827)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
AZD	$0	$0	$0	$0	$(9)	$0	$0	$(9)	$(9)	$0	$(9)
BOA	123	0	0	123	(48)	0	0	(48)	75	(310)	(235)
BPS	272	0	0	272	(429)	0	0	(429)	(157)	316	159
BRC	127	0	0	127	(239)	0	0	(239)	(112)	0	(112)
BSH	0	0	0	0	(156)	0	0	(156)	(156)	99	(57)
CBK	289	0	0	289	(213)	0	0	(213)	76	0	76
DUB	335	0	0	335	(497)	0	0	(497)	(162)	274	112
GLM	1,316	0	0	1,316	(779)	0	0	(779)	537	(380)	157
IND	83	0	0	83	0	0	0	0	83	0	83
JPM	238	0	0	238	(698)	0	0	(698)	(460)	268	(192)
MBC	119	0	0	119	(1,175)	0	0	(1,175)	(1,056)	1,275	219
MYI	0	0	0	0	(20)	0	0	(20)	(20)	0	(20)
SCX	45	0	0	45	(58)	0	0	(58)	(13)	0	(13)
SOG	17	0	0	17	(1,066)	0	0	(1,066)	(1,049)	1,219	170
UAG	71	0	0	71	(440)	0	0	(440)	(369)	272	(97)

Total Over the Counter	$3,035	$0	$0	$3,035	$(5,827)	$0	$0	$(5,827)

(m)

Securities with an aggregate market value of $3,723 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$801	$801
Swap Agreements	0	6	0	0	1,171	1,177

	$0	$6	$0	$0	$1,972	$1,978

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,035	$0	$3,035

	$0	$6	$0	$3,035	$1,972	$5,013

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$626	$626

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,827	$0	$5,827

	$0	$0	$0	$5,827	$626	$6,453

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,310	$1,310
Swap Agreements	0	1,518	0	0	10,671	12,189

	$0	$1,518	$0	$0	$11,981	$13,499

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10,048)	$0	$(10,048)
Swap Agreements	0	126	0	0	0	126

	$0	$126	$0	$(10,048)	$0	$(9,922)

	$0	$1,644	$0	$(10,048)	$11,981	$3,577

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,662	$2,662
Swap Agreements	0	(7)	0	0	(19,786)	(19,793)

	$0	$(7)	$0	$0	$(17,124)	$(17,131)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,078)	$0	$(5,078)
Swap Agreements	0	(45)	0	0	0	(45)

	$0	$(45)	$0	$(5,078)	$0	$(5,123)

	$0	$(52)	$0	$(5,078)	$(17,124)	$(22,254)

24	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,738	$0	$3,738
Corporate Bonds & Notes
Banking & Finance	0	523,514	1,920	525,434
Industrials	0	173,194	0	173,194
Utilities	0	68,554	0	68,554
Municipal Bonds & Notes
California	0	5,875	0	5,875
Illinois	0	852	0	852
West Virginia	0	5,630	0	5,630
U.S. Government Agencies	0	937,803	0	937,803
U.S. Treasury Obligations	0	368,624	0	368,624
Non-Agency Mortgage-Backed Securities	0	121,344	39,892	161,236
Asset-Backed Securities
Automobile ABS Other	0	4,711	0	4,711
Automobile Sequential	0	26,087	0	26,087
CMBS Other	0	14,599	0	14,599
Home Equity Other	0	18,376	0	18,376
Home Equity Sequential	0	22	0	22
Manufacturing House Sequential	0	450	0	450
Other ABS	0	184,079	0	184,079
Sovereign Issues	0	128,125	0	128,125
Preferred Securities
Banking & Finance	0	24,990	0	24,990
Short-Term Instruments
Mutual Funds	0	548	0	548
U.S. Treasury Bills	0	1,920	0	1,920

	$0	$2,613,035	$41,812	$2,654,847

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$38,820	$0	$0	$38,820

Total Investments	$38,820	$2,613,035	$41,812	$2,693,667

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(44,229)	$0	$(44,229)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	74	1,904	0	1,978
Over the counter	0	3,035	0	3,035

	$74	$4,939	$0	$5,013

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(214)	(400)	0	(614)
Over the counter	0	(5,827)	0	(5,827)

	$(214)	$(6,227)	$0	$(6,441)

Total Financial Derivative Instruments	$(140)	$(1,288)	$0	$(1,428)

Totals	$38,680	$2,567,518	$41,812	$2,648,010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,846	$0	$0	$0	$0	$74	$0	$0	$1,920	$74
Non-Agency Mortgage-Backed Securities	2,400	39,155	(509)	0	0	758	0	(1,912)	39,892	737

Totals	$4,246	$39,155	$(509)	$0	$0	$832	$0	$(1,912)	$41,812	$811

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,920	Discounted Cash Flow	Discount Rate	5.513 - 5.700	5.631
Non-Agency Mortgage-Backed Securities	3,655	Proxy Price	Base Price	98.444	—
	36,237	Recent Transaction	Purchase Price	100.000	—

Total	$41,812

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Schedule of Investments	PIMCO Fixed Income SHares: Series LD

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.0%

CORPORATE BONDS & NOTES 33.6%

BANKING & FINANCE 17.6%

ABN AMRO Bank NV
4.751% (SOFRINDX + 1.000%) due 12/03/2028 ~(d)	$500	$502

American Honda Finance Corp.
4.470% due 03/08/2027 •(d)	900	902

American Tower Corp.
5.000% due 01/31/2030	200	205

Athene Global Funding
4.824% (SOFRINDX + 0.830%) due 01/07/2027 ~	800	802
4.938% (SOFRINDX + 1.210%) due 03/25/2027 ~(d)	400	402

BPCE SA
6.612% due 10/19/2027 •(d)	400	408

Canadian Imperial Bank of Commerce
4.540% (SOFRRATE + 0.800%) due 09/08/2028 ~	1,000	1,002

F&G Global Funding
1.750% due 06/30/2026 (d)	800	790

Ford Motor Credit Co. LLC
4.389% due 01/08/2026	400	400
6.690% (SOFRRATE + 2.950%) due 03/06/2026 ~	500	502

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026 (d)	1,200	1,193

Intesa Sanpaolo SpA
3.875% due 01/12/2028	200	199

Mizuho Financial Group, Inc.
4.930% (SOFRRATE + 1.080%) due 05/13/2031 ~(d)	1,000	1,002

National Bank of Canada
4.702% due 03/05/2027 •(d)	700	701

ORIX Corp.
4.650% due 09/10/2029 (d)	500	508

VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/2026	800	800

		10,318

INDUSTRIALS 11.6%

Arrow Electronics, Inc.
5.150% due 08/21/2029	300	307

Beignet Investor LLC
6.581% due 05/30/2049	70	74

Berry Global, Inc.
1.570% due 01/15/2026	600	599
4.875% due 07/15/2026	280	280

BMW U.S. Capital LLC
4.530% (SOFRRATE + 0.710%) due 08/11/2027 ~(d)	1,000	1,003

Boeing Co.
2.196% due 02/04/2026	300	299

Canadian Natural Resources Ltd.
5.000% due 12/15/2029	200	205

Foxconn Far East Ltd.
1.875% due 08/25/2028	1,000	928

HCA, Inc.
5.000% due 03/01/2028	100	102
5.375% due 09/01/2026 (d)	500	501

Las Vegas Sands Corp.
3.500% due 08/18/2026	600	598
5.900% due 06/01/2027	500	510

Rogers Communications, Inc.
3.200% due 03/15/2027	400	396

South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027	200	202

Universal Health Services, Inc.
1.650% due 09/01/2026	200	197

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027	$300	$303

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	300	304

		6,808

UTILITIES 4.4%

AES Corp.
1.375% due 01/15/2026	1,300	1,299

Evergy Kansas Central, Inc.
4.700% due 03/13/2028 (d)	600	609

ONEOK, Inc.
4.400% due 10/15/2029	300	301

Pacific Gas & Electric Co.
2.950% due 03/01/2026	100	100

Southern California Edison Co.
4.700% due 06/01/2027	300	303

		2,612

Total Corporate Bonds & Notes (Cost $19,671)		19,738

U.S. GOVERNMENT AGENCIES 48.7%

Federal Home Loan Mortgage Corp. REMICS
1.000% due 09/15/2044 (d)	1,012	909
4.744% due 04/25/2055 •(d)	605	607
4.774% due 09/25/2054 •(d)	557	559
4.774% due 10/25/2055 •	481	483
4.814% due 11/25/2054 •(d)	1,135	1,140
4.824% due 10/25/2054 - 08/25/2055 •	1,159	1,167
4.824% due 04/25/2055 •(d)	569	572
4.874% due 10/25/2052 - 06/25/2055 •	1,490	1,502
4.874% due 06/25/2055 •(d)	1,702	1,712
4.974% due 07/25/2055 •	182	183
5.024% due 12/25/2054 - 01/25/2055 •	835	838
5.024% due 03/25/2055 •(d)	622	624
5.074% due 01/25/2055 - 02/25/2055 •	488	490
5.124% due 05/25/2054 •	306	308
5.124% due 06/25/2055 •(d)	638	641

Federal National Mortgage Association
4.300% due 12/01/2032	1,100	1,097

Federal National Mortgage Association REMICS
4.774% due 09/25/2054 - 03/25/2055 •(d)	1,821	1,828
4.874% due 05/25/2055 •	166	167
4.924% due 01/25/2055 •	409	410
4.974% due 06/25/2054 - 01/25/2055 •	783	786
5.024% due 01/25/2055 •	407	408
5.074% due 01/25/2055 •	165	165
5.124% due 11/25/2053 •	239	240

Government National Mortgage Association REMICS
4.298% due 10/20/2037 •	13	13
4.794% due 08/20/2061 •	1	1
4.818% due 06/20/2055 •	587	590
4.868% due 05/20/2055 •	195	196

Uniform Mortgage-Backed Security, TBA
5.000% due 02/01/2056	2,000	1,993
5.500% due 02/01/2056	3,200	3,242
6.000% due 02/01/2056	5,600	5,747

Total U.S. Government Agencies (Cost $28,650)		28,618

U.S. TREASURY OBLIGATIONS 2.8%

U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2026	1,087	1,081
0.125% due 10/15/2026	238	236
2.125% due 04/15/2029	337	344

Total U.S. Treasury Obligations (Cost $1,655)		1,661

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 13.3%

AG Trust
5.766% due 08/15/2041 •	$190	$191

Banc of America Funding Trust
6.619% due 09/20/2034 ~	6	6

Bear Stearns ARM Trust
5.734% due 01/25/2034 ~	3	2
6.232% due 11/25/2034 ~	8	8
6.290% due 04/25/2033 ~	5	6

BWAY Mortgage Trust
5.115% due 09/15/2036 •	1,000	977

Citigroup Mortgage Loan Trust, Inc.
4.724% due 05/25/2051 •	764	715
6.480% due 10/25/2035 •	1	1

Credit Suisse First Boston Mortgage Securities Corp.
5.642% due 06/25/2033 ~	4	4
6.500% due 04/25/2033	8	9

GCAT Trust
1.348% due 05/25/2066 ~	382	340
1.503% due 05/25/2066 ~	382	341

GS Mortgage-Backed Securities Trust
4.922% due 12/25/2051 •	365	340
4.922% due 02/25/2052 •	1,070	994

GSR Mortgage Loan Trust
4.951% due 09/25/2035 ~	1	1
5.970% due 08/25/2033 •	3	3

Impac CMB Trust
4.486% due 03/25/2035 •	92	90

JP Morgan Chase Commercial Mortgage Securities Trust
5.248% due 12/15/2031 •	276	275

JP Morgan Mortgage Trust
5.555% due 02/25/2035 ~	1	1
5.874% due 09/25/2034 ~	3	3
6.386% due 02/25/2034 ~	7	7

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.345% due 06/15/2030 •	2	2
4.762% due 10/20/2029 •	2	2

Merrill Lynch Mortgage Investors Trust
4.306% due 04/25/2029 •	1	1
5.451% due 02/25/2035 ~	35	34

MFA Trust
1.131% due 07/25/2060 ~	370	342
1.381% due 04/25/2065 ~	41	40
6.105% due 12/25/2068 þ	120	122

Morgan Stanley Mortgage Loan Trust
5.540% due 11/25/2034 ~	1	1

Morgan Stanley Residential Mortgage Loan Trust
4.922% due 09/25/2051 •	142	132

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	143	137
3.500% due 12/25/2057 ~	359	351

NYO Commercial Mortgage Trust
4.960% due 11/15/2038 •	1,000	999

OBX Trust
6.520% due 07/25/2063 þ	208	209

Prime Mortgage Trust
4.246% due 02/25/2034 •	1	1

Sequoia Mortgage Trust 5
4.546% due 10/19/2026 •	13	13

Structured Asset Mortgage Investments II Trust
4.426% due 07/19/2034 •	5	5

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~	3	2
4.506% due 09/19/2032 •	1	1

Thornburg Mortgage Securities Trust
4.486% due 09/25/2043 •	2	2
5.621% due 04/25/2045 ~	5	5

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	172	166
3.750% due 05/25/2058 ~	324	320
4.846% due 05/25/2058 •	194	198
4.846% due 10/25/2059 •	162	163

26	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verus Securitization Trust
5.712% due 01/25/2069 þ		$159	$160

WaMu Mortgage Pass-Through Certificates Trust
4.386% due 12/25/2045 •		48	48
4.426% due 10/25/2045 •		7	7
4.586% due 11/25/2034 •		19	18
4.646% due 06/25/2044 •		8	8
5.429% due 06/25/2042 •		2	1

Total Non-Agency Mortgage-Backed Securities (Cost $8,151)			7,804

ASSET-BACKED SECURITIES 35.3%

AUTOMOBILE ABS OTHER 1.7%

Cars Alliance Auto Loans Germany V
2.463% due 01/18/2036 •	EUR	425	500

FACT SA
2.571% due 09/22/2031 •		402	473

			973

AUTOMOBILE SEQUENTIAL 0.3%

ARI Fleet Lease Trust
4.590% due 03/15/2034		$200	201

CMBS OTHER 0.0%

MF1 Ltd.
4.929% due 10/16/2036 •		25	25

CREDIT CARD BULLET 1.0%

Evergreen Credit Card Trust
4.540% due 10/15/2029 •		600	602

HOME EQUITY OTHER 2.5%

Amortizing Residential Collateral Trust
4.846% due 10/25/2034 •		91	90

Bear Stearns Asset-Backed Securities I Trust
4.971% due 03/25/2035 •		74	74

Bear Stearns Asset-Backed Securities Trust
4.646% due 10/27/2032 •		1	1

Chase Funding Trust
4.586% due 10/25/2032 •		22	22

Countrywide Asset-Backed Certificates Trust
4.491% due 05/25/2036 •		77	77

Delta Funding Home Equity Loan Trust
4.685% due 09/15/2029 •		3	3

Finance America Mortgage Loan Trust
4.671% due 08/25/2034 •		71	69

GSAMP Trust
4.366% due 06/25/2036 •		300	294

New Century Home Equity Loan Trust
4.776% due 11/25/2034 •		417	417

RAAC Trust
4.396% due 01/25/2046 •		181	182

Securitized Asset-Backed Receivables LLC Trust
4.521% due 01/25/2035 •		233	216

			1,445

WHOLE LOAN COLLATERAL 1.0%

First Franklin Mortgage Loan Trust
4.166% due 04/25/2036 •		616	610

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 28.8%

37 Capital CLO 1 Ltd.
5.185% due 10/15/2034 •		$400	$401

522 Funding CLO Ltd.
5.186% due 10/20/2031 •		79	79

AMMC CLO 27 Ltd.
4.964% due 01/20/2037 •		700	700

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		500	500

ARES LIX CLO Ltd.
5.150% due 04/25/2034 •		400	401

ARES XLIV CLO Ltd.
5.035% due 04/15/2034 •		500	500

BlackRock European CLO VII DAC
2.629% due 10/15/2031 •	EUR	665	783

BlueMountain CLO XXXII Ltd.
5.005% due 10/15/2034 •		$600	600

BlueMountain CLO XXXIV Ltd.
5.034% due 04/20/2035 •		500	500

Canyon CLO Ltd.
4.985% due 07/15/2034 •		400	400

Carlyle Euro CLO DAC
2.709% due 01/15/2031 •	EUR	284	334

Carlyle Global Market Strategies Euro CLO Ltd.
2.814% due 11/15/2031 •		86	101

Dryden 95 CLO Ltd.
4.929% due 08/20/2034 •		$400	400

Elevation CLO Ltd.
4.988% due 07/25/2034 •		400	400

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		633	570

Greywolf CLO IV Ltd.
5.122% due 04/17/2034 •		600	601

Harvest CLO XVI DAC
3.336% due 10/15/2038 •	EUR	500	588

Harvest CLO XXI DAC
1.040% due 07/15/2031		201	234

Invesco CLO Ltd.
5.034% due 07/20/2035 •		$500	500

Invesco Euro CLO XI DAC
3.283% due 10/22/2036 •	EUR	400	470

KKR CLO 16 Ltd.
4.988% due 10/20/2034 •		$600	600

KKR CLO 27 Ltd.
5.015% due 01/15/2035 •		500	500

KKR CLO 42 Ltd.
5.034% due 07/20/2034 •		500	500

LCM 30 Ltd.
5.226% due 04/20/2031 •		80	80

MV Credit Euro CLO III DAC
3.364% due 02/15/2038 •	EUR	500	588

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		$248	234
1.690% due 05/15/2069		453	428

Navient Refinance Loan Trust
4.800% due 10/15/2055		194	194

Nelnet Student Loan Trust
4.670% due 06/22/2065		478	477
4.840% due 05/17/2055		281	282

Octagon 64 Ltd.
5.130% due 07/21/2035 •		500	500

Octagon Investment Partners 40 Ltd.
4.924% due 01/20/2035 •		400	400

Palmer Square European Loan Funding DAC
2.989% due 01/15/2033 •	EUR	105	123

Sculptor CLO XXVII Ltd.
4.944% due 07/20/2034 •		$400	400

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Student Loan Trust
5.325% due 04/25/2049 •		$16	$16
6.275% due 01/27/2026 •		71	71

SMB Private Education Loan Trust
4.465% due 03/17/2053 •		60	59
4.696% due 09/15/2054 •		876	873
5.434% due 03/15/2056 •		392	397

Toro European CLO 6 DAC
2.945% due 01/12/2032 •	EUR	393	463

Towd Point Asset Trust
4.548% due 11/20/2061 •		$86	86

Trinitas CLO XVII Ltd.
5.034% due 10/20/2034 •		500	500

Voya Ltd.
5.166% due 10/15/2030 •		90	90

			16,923

Total Asset-Backed Securities (Cost $20,857)			20,779

SOVEREIGN ISSUES 3.9%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (a)	BRL	7,800	1,377

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$300	316

Eagle Funding Luxco SARL
5.500% due 08/17/2030		600	612

Total Sovereign Issues (Cost $2,307)			2,305

		SHARES
SHORT-TERM INSTRUMENTS 0.4%

MUTUAL FUNDS 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (c)		237,200	237

Total Short-Term Instruments (Cost $237)			237

Total Investments in Securities (Cost $81,528)			81,142

INVESTMENTS IN AFFILIATES 5.4%

SHORT-TERM INSTRUMENTS 5.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%

PIMCO Short Asset Portfolio		228,857	2,246

PIMCO Short-Term Floating NAV Portfolio III		92,675	903

Total Short-Term Instruments (Cost $3,146)			3,149

Total Investments in Affiliates (Cost $3,146)			3,149

Total Investments 143.4% (Cost $84,674)			$84,291

Financial Derivative Instruments (e)(f) 0.1% (Cost or Premiums, net $152)			59

Other Assets and Liabilities, net (43.5)%			(25,584)

Net Assets 100.0%			$58,766

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	27

Schedule of Investments	PIMCO Fixed Income SHares: Series LD	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Zero coupon security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
RDR	4.000%	12/30/2025	TBD	(2)	$(3,251)	$(3,251)
SBI	3.770	12/12/2025	TBD	(2)	(8,436)	(8,455)
TDM	3.800	12/12/2025	TBD	(2)	(4,515)	(4,525)

Total Reverse Repurchase Agreements						$(16,231)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (16.0)%
Uniform Mortgage-Backed Security, TBA	4.000%	02/01/2056	$9,900	$(9,396)	$(9,386)

Total Short Sales (16.0)%				$(9,396)	$(9,386)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
RDR	$0	$(3,251)	$0	$(3,251)	$3,399	$148
SBI	0	(8,455)	0	(8,455)	8,882	427
TDM	0	(4,525)	0	(4,525)	4,726	201

Total Borrowings and Other Financing Transactions	$0	$(16,231)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(7,776)	$(7,776)
U.S. Government Agencies	0	0	0	(8,455)	(8,455)

Total Borrowings	$0	$0	$0	$(16,231)	$(16,231)

Payable for reverse repurchase agreements					$(16,231)

(d)	Securities with an aggregate market value of $16,717 and cash of $290 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

28	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(15,141) at a weighted average interest rate of 4.407%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2028	138	$33,377	$(31)	$0	$(10)
Australia Government 3-Year Bond March Futures	03/2026	93	6,516	3	2	(2)
Canada Government 5-Year Bond March Futures	03/2026	32	2,641	(16)	0	(5)
U.S. Treasury 2-Year Note March Futures	03/2026	255	53,241	85	0	(18)
U.S. Treasury 5-Year Note March Futures	03/2026	293	32,026	(113)	0	(34)

				$(72)	$2	$(69)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2026	27	$(3,036)	$5	$6	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	16	(1,888)	13	6	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	87	(10,006)	3	16	0

				$21	$28	$0

Total Futures Contracts				$(51)	$30	$(69)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	4,300	$1	$23	$24	$5	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026	$	10,000	12	4	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		2,700	8	(44)	(36)	3	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		13,161	1	55	56	19	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		17,472	17	0	17	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		1,000	(23)	14	(9)	2	0
Pay(1)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036	AUD	2,400	4	(76)	(72)	0	(3)

Total Swap Agreements							$20	$(24)	$(4)	$54	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$30	$54	$84	$0		$(69)		$(3)	$(72)

Cash of $1,466 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Schedule of Investments	PIMCO Fixed Income SHares: Series LD	(Cont.)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2026	KRW	111,319		$76	$0	$(1)
	01/2026	PLN	109		30	0	(1)
	01/2026	TWD	676		22	1	0
	01/2026		$35	PLN	128	1	0
	01/2026		6	TWD	188	0	0
	02/2026	ILS	79		$25	0	0

BPS	01/2026	AUD	357		233	0	(6)
	01/2026	CHF	8		10	0	0
	01/2026	CNH	516		73	0	(1)
	01/2026	ILS	165		51	0	(1)
	01/2026	INR	2,705		30	0	0
	01/2026	JPY	10,800		70	1	0
	01/2026	PLN	130		36	0	(1)
	01/2026	TWD	2,499		82	2	0
	01/2026		$124	CNH	866	1	0
	01/2026		8	IDR	132,193	0	0
	01/2026		10	INR	903	0	0
	01/2026		74	NZD	130	1	0
	01/2026		68	PLN	245	1	0
	01/2026		259	TWD	8,115	1	(1)
	01/2026		100	ZAR	1,670	1	0
	01/2026	ZAR	919		$55	0	(1)
	02/2026		$26	INR	2,318	0	0
	02/2026		78	TWD	2,449	0	0
	03/2026	TWD	10,055		$323	1	0
	04/2026	BRL	1,200		211	0	(4)

BRC	01/2026	EUR	21		24	0	0
	01/2026	ILS	33		10	0	0
	01/2026		$236	GBP	181	7	0
	01/2026		10	PLN	36	0	0
	01/2026		12	ZAR	217	1	0
	02/2026	ILS	44		$14	0	0
	03/2026		$102	MXN	1,897	2	0

CBK	01/2026	CAD	33		$24	0	0
	01/2026	EUR	500		580	0	(8)
	01/2026	ILS	131		40	0	(1)
	01/2026	NZD	51		29	0	0
	01/2026	PLN	110		30	0	(1)
	01/2026	SEK	100		11	0	0
	01/2026	THB	140		4	0	0
	01/2026	TWD	3,473		114	4	0
	01/2026		$89	CNH	623	0	0
	01/2026		142	EUR	121	1	0
	01/2026		135	ILS	434	1	0
	01/2026		478	INR	43,082	2	(1)
	01/2026		209	PLN	762	3	0
	01/2026		67	TWD	2,099	0	0
	02/2026	ILS	64		$20	0	0
	02/2026		$1	TWD	40	0	0
	03/2026	TWD	480		$15	0	0

DUB	01/2026	ILS	73		23	0	0
	01/2026	KRW	53,963		37	0	(1)
	01/2026	NZD	35		20	0	0
	01/2026		$39	ILS	126	0	0
	01/2026		45	INR	4,004	0	(1)
	01/2026		132	KRW	193,349	3	0
	01/2026		77	ZAR	1,304	2	0
	02/2026	ILS	126		$39	0	0
	02/2026		$2	TWD	55	0	0

FAR	01/2026	AUD	658		$428	0	(12)
	01/2026	CHF	16		20	0	0
	01/2026	CNH	257		37	0	0
	01/2026		$21	ILS	67	0	0
	01/2026		62	MXN	1,142	2	0
	01/2026		51	NZD	91	1	0

30	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$68	PLN	247	$1	$0
	01/2026		16	ZAR	268	1	0
	02/2026	ILS	67		$21	0	0
	03/2026	MXN	6		0	0	0

GLM	01/2026	ILS	168		52	0	(1)
	01/2026		$376	CAD	523	5	0
	01/2026		15	CHF	12	0	0
	01/2026		60	CNH	424	1	0
	01/2026		58	PLN	210	1	0
	01/2026		2	THB	67	0	0
	01/2026		12	ZAR	200	0	0
	03/2026	BRL	20		$4	0	0
	03/2026		$674	BRL	3,734	0	(1)
	04/2026	BRL	6,600		$1,169	4	(15)
	04/2026		$95	MXN	1,757	1	0

JPM	01/2026	CNH	1,070		$152	0	(2)
	01/2026	ILS	595		182	0	(4)
	01/2026	INR	884		10	0	0
	01/2026	KRW	87,524		60	0	(1)
	01/2026	NOK	85		8	0	0
	01/2026	NZD	70		41	0	0
	01/2026	PLN	257		70	0	(2)
	01/2026		$70	CNH	492	1	0
	01/2026		17	INR	1,544	0	0
	01/2026		41	KRW	59,491	0	0
	01/2026		48	PLN	177	1	0
	02/2026	KRW	59,413		$41	0	0
	02/2026		$19	MXN	346	0	0
	04/2026		43		791	1	0

MBC	01/2026	CAD	561		$399	0	(10)
	01/2026	CHF	64		80	0	(1)
	01/2026	EUR	3,693		4,292	0	(49)
	01/2026	GBP	39		52	0	0
	01/2026	JPY	10,900		70	1	0
	01/2026	NZD	69		40	0	0
	01/2026	SGD	835		643	0	(6)
	01/2026		$85	GBP	64	1	0
	01/2026		10	INR	878	0	0
	01/2026		40	JPY	6,304	0	0
	01/2026		501	NZD	871	0	0
	01/2026		12	PLN	44	0	0
	01/2026		9	TWD	290	0	0
	02/2026		130	MXN	2,438	4	0
	03/2026		18		341	0	0
	04/2026		35		639	1	0

MYI	01/2026		62	JPY	9,618	0	0
	02/2026	ILS	161		$50	0	(1)

SCX	01/2026	CNH	512		73	0	(1)
	01/2026	INR	907		10	0	0
	01/2026	JPY	3,100		20	0	0
	01/2026	TWD	733		24	1	0
	01/2026		$13	IDR	219,878	0	0
	01/2026		83	JPY	12,954	0	0
	02/2026		135	MXN	2,507	3	0

UAG	01/2026	CHF	16		$20	0	0
	01/2026		$73	PLN	265	1	0
	01/2026		22	ZAR	379	1	0
	02/2026		18	MXN	343	0	0

Total Forward Foreign Currency Contracts						$70	$(136)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	02/13/2026	47,600	$26	$1

Total Purchased Options							$26	$1

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	31

Schedule of Investments	PIMCO Fixed Income SHares: Series LD	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.220%	$	800	$(31)	$2	$0	$(29)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	500	$114	$4	$118	$0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		100	23	0	23	0

							$137	$4	$141	$0

Total Swap Agreements							$106	$6	$141	$(29)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$2	$0	$118	$120	$(2)	$0	$0	$(2)	$118	$0	$118
BPS	9	0	0	9	(15)	0	0	(15)	(6)	0	(6)
BRC	10	0	0	10	0	0	0	0	10	0	10
CBK	11	0	0	11	(11)	0	0	(11)	0	0	0
DUB	5	0	0	5	(2)	0	0	(2)	3	0	3
FAR	5	0	0	5	(12)	0	0	(12)	(7)	0	(7)
GLM	12	0	0	12	(17)	0	0	(17)	(5)	0	(5)
JPM	3	1	23	27	(9)	0	0	(9)	18	0	18
MBC	7	0	0	7	(66)	0	0	(66)	(59)	0	(59)
MYC	0	0	0	0	0	0	(29)	(29)	(29)	0	(29)
MYI	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SCX	4	0	0	4	(1)	0	0	(1)	3	0	3
UAG	2	0	0	2	0	0	0	0	2	0	2

Total Over the Counter	$70	$1	$141	$212	$(136)	$0	$(29)	$(165)

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

32	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$30	$30
Swap Agreements	0	0	0	0	54	54

	$0	$0	$0	$0	$84	$84

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$70	$0	$70
Purchased Options	0	0	0	0	1	1
Swap Agreements	0	141	0	0	0	141

	$0	$141	$0	$70	$1	$212

	$0	$141	$0	$70	$85	$296

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$69	$69
Swap Agreements	0	0	0	0	3	3

	$0	$0	$0	$0	$72	$72

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$136	$0	$136
Swap Agreements	0	29	0	0	0	29

	$0	$29	$0	$136	$0	$165

	$0	$29	$0	$136	$72	$237

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,072	$1,072
Swap Agreements	0	(61)	0	0	(786)	(847)

	$0	$(61)	$0	$0	$286	$225

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(478)	$0	$(478)
Purchased Options	0	0	0	0	(43)	(43)
Written Options	0	(20)	0	0	0	(20)
Swap Agreements	0	4	0	0	0	4

	$0	$(16)	$0	$(478)	$(43)	$(537)

	$0	$(77)	$0	$(478)	$243	$(312)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(187)	$(187)
Swap Agreements	0	0	0	0	(135)	(135)

	$0	$0	$0	$0	$(322)	$(322)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(372)	$0	$(372)
Purchased Options	0	0	0	0	(25)	(25)
Swap Agreements	0	6	0	0	0	6

	$0	$6	$0	$(372)	$(25)	$(391)

	$0	$6	$0	$(372)	$(347)	$(713)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	33

Schedule of Investments	PIMCO Fixed Income SHares: Series LD	(Cont.)	December 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,318	$0	$10,318
Industrials	0	6,808	0	6,808
Utilities	0	2,612	0	2,612
U.S. Government Agencies	0	28,618	0	28,618
U.S. Treasury Obligations	0	1,661	0	1,661
Non-Agency Mortgage-Backed Securities	0	7,804	0	7,804
Asset-Backed Securities
Automobile ABS Other	0	973	0	973
Automobile Sequential	0	201	0	201
CMBS Other	0	25	0	25
Credit Card Bullet	0	602	0	602
Home Equity Other	0	1,445	0	1,445
Whole Loan Collateral	0	610	0	610
Other ABS	0	16,923	0	16,923
Sovereign Issues	0	2,305	0	2,305
Short-Term Instruments
Mutual Funds	0	237	0	237

	$0	$81,142	$0	$81,142

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,149	$0	$0	$3,149

Total Investments	$3,149	$81,142	$0	$84,291

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,386)	$0	$(9,386)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	82	0	84
Over the counter	0	212	0	212

	$2	$294	$0	$296

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(65)	0	(72)
Over the counter	0	(165)	0	(165)

	$(7)	$(230)	$0	$(237)

Total Financial Derivative Instruments	$(5)	$64	$0	$59

Totals	$3,144	$71,820	$0	$74,964

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

34	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Fixed Income SHares: Series M	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 143.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Castlelake LP
2.950% due 05/12/2031 «~	$6,272	$5,993

Total Loan Participations and Assignments (Cost $6,266)		5,993

CORPORATE BONDS & NOTES 34.2%

BANKING & FINANCE 20.8%

Ally Financial, Inc.
6.848% due 01/03/2030 •	3,600	3,821

American Homes 4 Rent LP
5.250% due 03/15/2035	3,000	3,052

American Tower Corp.
5.550% due 07/15/2033	1,100	1,153

Antares Holdings LP
6.350% due 10/23/2029	4,300	4,392
7.950% due 08/11/2028	7,550	7,992

Athene Global Funding
5.380% due 01/07/2030	3,000	3,072
5.526% due 07/11/2031	5,000	5,129

Aviation Capital Group LLC
6.750% due 10/25/2028	5,250	5,575

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	107	104

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •	5,000	5,316

Banco Santander SA
5.538% due 03/14/2030 •	3,800	3,934
6.033% due 01/17/2035	3,200	3,429

Bank of America Corp.
5.288% due 04/25/2034 •	15,000	15,448

Barclays PLC
6.224% due 05/09/2034 •	2,000	2,152
7.437% due 11/02/2033 •	1,200	1,373

BGC Group, Inc.
6.150% due 04/02/2030	4,000	4,148
8.000% due 05/25/2028	4,300	4,597

Blue Cross & Blue Shield of Minnesota
4.850% due 09/30/2030 «(g)	4,700	4,702

Blue Owl Capital Corp.
2.875% due 06/11/2028	9,700	9,166

BPCE SA
6.714% due 10/19/2029 •	7,500	7,960
7.003% due 10/19/2034 •	7,500	8,355

Broadstone Net Lease LLC
5.000% due 11/01/2032	2,900	2,912

Capital One Financial Corp.
7.624% due 10/30/2031 •	5,000	5,652

CI Financial Corp.
4.100% due 06/15/2051	5,000	3,430

Citadel Finance LLC
5.900% due 02/10/2030	4,100	4,187

Citadel LP
6.375% due 01/23/2032	2,700	2,867

Citigroup, Inc.
3.785% due 03/17/2033 •	2,000	1,910
5.449% due 06/11/2035 •	12,000	12,433
6.270% due 11/17/2033 •	7,000	7,625

Cousins Properties LP
5.250% due 07/15/2030	3,800	3,903
5.375% due 02/15/2032	2,400	2,474

Credit Agricole SA
5.862% due 01/09/2036 •	3,000	3,166

Credit Suisse AG AT1 Claim	5,500	1,623

Crown Castle, Inc.
5.200% due 09/01/2034	3,000	3,032

DaVinciRe Holdings Ltd.
5.950% due 04/15/2035	3,150	3,247

Deloitte LLP
5.410% due 01/30/2032 «(g)	1,800	1,841

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.590% due 01/30/2035 «(g)		$1,100	$1,120
5.970% due 01/30/2045 «(g)		900	894

Deutsche Bank AG
5.625% due 05/19/2031 •	EUR	900	1,061

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		$2,000	1,800

Essex Portfolio LP
5.500% due 04/01/2034		5,000	5,193

F&G Annuities & Life, Inc.
6.500% due 06/04/2029		2,600	2,712

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		4,000	4,057

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		1,000	1,013
6.125% due 03/08/2034		4,000	4,066
6.800% due 05/12/2028		8,000	8,350
6.950% due 03/06/2026		4,500	4,510
7.350% due 11/04/2027		5,000	5,222

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		3,000	3,160

FS KKR Capital Corp.
2.625% due 01/15/2027		9,000	8,756
6.875% due 08/15/2029		3,200	3,227

GA Global Funding Trust
4.500% due 09/18/2030		5,000	4,950
5.500% due 01/08/2029		3,000	3,085
5.900% due 01/13/2035		2,000	2,052

Global Atlantic Fin Co.
6.750% due 03/15/2054		400	409

GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		1,500	1,523
5.750% due 11/01/2037		4,000	3,993

Goldman Sachs Group, Inc.
6.561% due 10/24/2034 •		5,000	5,575

Golub Capital Private Credit Fund
0.000% due 08/15/2028 ~		4,600	4,634
5.875% due 05/01/2030		2,000	2,029

HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		3,200	3,261

HPS Corporate Lending Fund
4.900% due 09/11/2028		1,200	1,194

HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,496
5.719% due 03/04/2035 •		2,000	2,110

ING Groep NV
4.500% due 05/23/2029 •	EUR	400	488

Invitation Homes Operating Partnership LP
4.150% due 04/15/2032		$1,101	1,069
4.875% due 02/01/2035		1,000	990

Jane Street Group/JSG Finance, Inc.
7.125% due 04/30/2031		2,000	2,103

JPMorgan Chase & Co.
5.294% due 07/22/2035 •		2,400	2,477

KBC Group NV
6.324% due 09/21/2034 •		3,000	3,273

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		1,500	1,536

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		6,700	6,608
4.300% due 02/01/2061		4,000	2,669

LPL Holdings, Inc.
5.750% due 06/15/2035		4,000	4,120

Marex Group PLC
5.829% due 05/08/2028		4,000	4,068

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		4,500	4,001

Morgan Stanley
0.000% due 04/02/2032 þ(g)		8,000	5,868
5.250% due 04/21/2034 •		20,000	20,597

Nissan Motor Acceptance Co. LLC
5.773% (SOFRINDX + 2.050%) due 09/13/2027 ~		308	306

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Holdings, Inc.
5.783% due 07/03/2034		$2,750	$2,908

Oaktree Strategic Credit Fund
6.500% due 07/23/2029		1,500	1,546

OneMain Finance Corp.
6.625% due 01/15/2028		205	211

Prologis LP
4.200% due 02/15/2033	CAD	4,000	2,935

Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(g)		$6,000	5,995

Sabra Health Care LP
3.900% due 10/15/2029		4,600	4,515

Sammons Financial Group Global Funding
4.800% due 12/12/2030		10,250	10,279
5.100% due 12/10/2029		2,500	2,564

Sixth Street Lending Partners
6.125% due 07/15/2030		1,500	1,540

Stellantis Finance U.S., Inc.
6.450% due 03/18/2035		5,300	5,512

Stellantis Financial Services U.S. Corp.
5.400% due 09/15/2030		2,000	2,032

Tesco Property Finance 3 PLC
5.744% due 04/13/2040	GBP	556	757

Tesco Property Finance 4 PLC
5.801% due 10/13/2040		610	831

Tesco Property Finance 5 PLC
5.661% due 10/13/2041		90	121

Trustage Financial Group, Inc.
4.625% due 04/15/2032		$5,300	5,123

UBS Group AG
5.699% due 02/08/2035 •		9,000	9,468

VICI Properties LP
5.625% due 04/01/2035		4,800	4,904

Wells Fargo & Co.
3.350% due 03/02/2033 •		4,000	3,735

			381,773

INDUSTRIALS 10.4%

Adventist Health System
4.742% due 12/01/2030		1,300	1,306

Air Canada
4.625% due 08/15/2029	CAD	900	656

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		$2,128	2,142

American Airlines Pass-Through Trust
3.150% due 08/15/2033		4,209	3,988
3.375% due 11/01/2028		3,745	3,699
3.500% due 08/15/2033		421	389

Amrize Finance U.S. LLC
5.400% due 04/07/2035		5,400	5,572

Bacardi Ltd.
4.700% due 05/15/2028		1,000	1,008

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		358	358

Bayer U.S. Finance LLC
6.500% due 11/21/2033		2,200	2,383
6.875% due 11/21/2053		2,300	2,492

Beignet Investor LLC
6.581% due 05/30/2049		71,150	75,235

Booz Allen Hamilton, Inc.
5.950% due 04/15/2035		2,000	2,073

Cheniere Energy, Inc.
5.650% due 04/15/2034		2,000	2,076

CommonSpirit Health
5.662% due 09/01/2055		5,800	5,610

CVS Pass-Through Trust
7.507% due 01/10/2032		3,483	3,698

Diageo Investment Corp.
5.625% due 04/15/2035		1,500	1,588

Diamondback Energy, Inc.
5.550% due 04/01/2035		2,600	2,673

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	35

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DR Horton, Inc.
5.000% due 10/15/2034		$4,000	$4,048

Energy Transfer LP
5.600% due 09/01/2034		6,000	6,178
6.200% due 04/01/2055		4,000	3,929

Eni SpA
5.750% due 05/19/2035		1,800	1,886

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,800	2,581
4.317% due 12/30/2039		2,800	2,360

Gartner, Inc.
5.600% due 11/20/2035		5,100	5,089

Harbour Energy PLC
6.327% due 04/01/2035		2,000	2,026

HCA, Inc.
5.750% due 03/01/2035		2,500	2,625

Kraft Heinz Foods Co.
4.375% due 06/01/2046		5,000	4,135

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	5,000	3,777

National Fuel Gas Co.
5.950% due 03/15/2035		$1,650	1,729

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		3,100	2,925

Quanta Services, Inc.
5.250% due 08/09/2034		2,700	2,770

Rolls-Royce PLC
1.625% due 05/09/2028	EUR	100	115
3.375% due 06/18/2026	GBP	100	135

Smith & Nephew PLC
5.400% due 03/20/2034		$5,000	5,175

South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027		2,000	2,019
5.026% due 10/01/2029		2,400	2,435

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,800	3,587

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		1,241	1,227

United Airlines Pass-Through Trust
5.450% due 08/15/2038		1,834	1,892

Vale Overseas Ltd.
6.400% due 06/28/2054		3,000	3,065

Venture Global Calcasieu Pass LLC
4.125% due 08/15/2031		2,500	2,277

Weir Group, Inc.
5.350% due 05/06/2030		2,200	2,261

Woodside Finance Ltd.
6.000% due 05/19/2035		3,350	3,491

			190,683

UTILITIES 3.0%

AES Corp.
5.800% due 03/15/2032		5,000	5,131

Appalachian Power Co.
5.650% due 04/01/2034		1,900	1,991

Black Hills Corp.
6.000% due 01/15/2035		4,100	4,378

Edison International
5.450% due 06/15/2029		600	611
5.750% due 06/15/2027		1,800	1,833

Electricite de France SA
5.950% due 04/22/2034		5,500	5,860

EPH Financing International AS
6.651% due 11/13/2028	EUR	6,000	7,617

FORESEA Holding SA
7.500% due 06/15/2030		$27	27

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		2,600	2,544

Pacific Gas & Electric Co.
4.500% due 07/01/2040		1,500	1,308
4.550% due 07/01/2030		1,300	1,295
4.750% due 02/15/2044		3,000	2,544

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.950% due 07/01/2050	$700	$593
6.000% due 08/15/2035	2,000	2,103
6.700% due 04/01/2053	4,700	4,967

PPL Capital Funding, Inc.
5.250% due 09/01/2034	2,900	2,974

Puget Energy, Inc.
5.725% due 03/15/2035	3,000	3,087

SCE Recovery Funding LLC
5.341% due 03/15/2047	5,000	5,013

Southern California Edison Co.
4.875% due 03/01/2049	400	337

System Energy Resources, Inc.
6.000% due 04/15/2028	1,900	1,973

		56,186

Total Corporate Bonds & Notes (Cost $616,626)		628,642

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.5%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	6,605	6,040

Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	3,400	3,812

		9,852

PENNSYLVANIA 0.1%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	600	657

Total Municipal Bonds & Notes (Cost $10,140)		10,509

U.S. GOVERNMENT AGENCIES 45.5%

Federal Home Loan Mortgage Corp.
4.000% due 11/01/2047 - 03/01/2049	15	14
4.955% due 08/01/2032 •	11	11
5.000% due 07/01/2053	20,858	20,884
5.500% due 12/01/2053	1,181	1,200
5.875% due 01/01/2032 •	11	11
6.000% due 02/01/2055 - 09/01/2055	18,726	19,692
6.341% due 02/01/2033 •	5	5
6.375% due 10/01/2032 •	2	2
6.625% due 10/01/2032 •	23	24
7.000% due 12/01/2029 - 03/01/2030	2	2

Federal Home Loan Mortgage Corp. REMICS
4.548% due 08/15/2029 - 12/15/2031 •	1	1
4.648% due 03/15/2032 •	1	1
6.000% due 12/15/2028	23	23
7.500% due 08/15/2030	7	7

Federal National Mortgage Association
3.000% due 01/01/2046	62	56
3.500% due 05/01/2047	86	82
4.000% due 12/01/2044	9	9
5.500% due 09/01/2053	407	414
5.723% due 11/01/2032 •	4	4
5.931% due 01/01/2033 •	6	6
6.220% due 09/01/2027 •	4	4
6.366% due 05/01/2033 •	9	9
6.449% due 12/01/2034 •	15	16

Federal National Mortgage Association Grantor Trust
5.082% due 05/25/2042 ~	4	4
5.384% due 03/25/2041 ~	4	4

Government National Mortgage Association
4.750% due 10/20/2027 •	1	0
5.375% due 07/20/2027 - 07/20/2029 •	4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 01/20/2027 - 06/20/2032 •	$19	$20

Government National Mortgage Association, TBA
2.500% due 01/01/2056 - 02/01/2056	350,900	302,670

Uniform Mortgage-Backed Security, TBA
4.500% due 01/01/2056 - 02/01/2056	140,000	136,589
5.000% due 02/01/2056	188,000	187,317
5.500% due 02/01/2056	48,100	48,731
6.000% due 01/01/2056	28,200	28,958
6.500% due 02/01/2056 - 03/01/2056	86,900	90,379

Total U.S. Government Agencies (Cost $834,747)		837,153

U.S. TREASURY OBLIGATIONS 8.8%

U.S. Treasury Bonds
4.250% due 08/15/2054 (k)	15,300	13,838
4.750% due 08/15/2055	61,000	59,990
4.875% due 08/15/2045 (k)	50	50

U.S. Treasury Inflation Protected Securities (d)
1.250% due 04/15/2028 (i)	54,277	54,067
1.750% due 01/15/2034 (i)	33,684	33,506

Total U.S. Treasury Obligations (Cost $161,312)		161,451

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.9%

Adjustable Rate Mortgage Trust
3.885% due 01/25/2036 ~	4	3
4.531% due 02/25/2036 ~	70	44
4.768% due 11/25/2035 ~	53	37

AG Trust
5.766% due 08/15/2041 •	5,750	5,788

American Home Mortgage Assets Trust
4.056% due 10/25/2046 •	310	155
4.226% due 09/25/2046 •	271	263
4.949% due 11/25/2046 •	471	115

Arroyo Mortgage Trust
4.950% due 07/25/2057 þ	1,833	1,827

Banc of America Alternative Loan Trust
6.000% due 07/25/2046	57	50

Banc of America Funding Trust
4.228% due 10/20/2036 •	63	49
4.266% due 04/25/2037 •	50	42
4.376% due 08/27/2036 ~	4,525	4,370
4.448% due 05/20/2047 •	22	21
4.495% due 09/20/2047 ~	58	51
4.646% due 05/25/2037 •	48	44
4.654% due 09/20/2046 ~	29	26
5.424% due 04/20/2035 ~	36	35
5.500% due 03/25/2036	5	5
5.798% due 02/20/2036 ~	61	58
5.831% due 04/25/2037 ~	320	279

Banc of America Mortgage Trust
5.372% due 05/25/2035 ~	172	154
5.500% due 09/25/2035	99	86
5.500% due 05/25/2037	55	43
5.597% due 07/25/2035 ~	4	4
5.732% due 02/25/2034 ~	47	46

BCAP LLC Trust
3.833% due 07/26/2036 ~	13	12
4.146% due 05/25/2047 •	23	21
4.286% due 05/25/2047 •	149	138
4.765% due 03/26/2037 ~	47	43
4.983% due 03/27/2037 ~	176	151
5.146% due 09/25/2047 •	45	41
6.246% due 10/25/2047 •	7,530	5,692

Bear Stearns ALT-A Trust
4.084% due 08/25/2036 ~	198	131
4.139% due 11/25/2036 ~	64	27
4.286% due 04/25/2036 •	51	47
4.455% due 02/25/2036 ~	150	105
4.591% due 02/25/2036 ~	16	13
4.714% due 05/25/2036 ~	293	139

36	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.718% due 07/25/2035 ~	$269	$163
4.724% due 01/25/2036 ~	1,531	1,424
5.346% due 06/25/2034 ~	661	599
5.406% due 05/25/2035 ~	22	21

Bear Stearns ARM Trust
4.203% due 05/25/2047 ~	72	65
4.328% due 05/25/2034 ~	16	14
4.422% due 02/25/2036 ~	28	26
4.783% due 03/25/2035 ~	20	18
4.885% due 01/25/2035 ~	5	5
5.179% due 02/25/2034 ~	20	19
5.507% due 11/25/2034 ~	21	19
5.978% due 10/25/2035 ~	17	17
6.214% due 01/25/2034 ~	22	21
6.220% due 06/25/2035 ~	1	1
6.273% due 12/25/2046 •	249	213
6.420% due 10/25/2035 •	109	106

Bear Stearns Mortgage Funding Trust
4.226% due 01/25/2037 •	42	40

Bear Stearns Structured Products, Inc. Trust
5.000% due 01/26/2036 ~	237	168

Benchmark Mortgage Trust
2.952% due 08/15/2057	4,565	4,341
4.077% due 07/15/2051	3,262	3,243

BMO Mortgage Trust
5.625% due 12/15/2057 ~	3,500	3,646

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	5,552	5,029
3.250% due 09/25/2063 ~	3,369	3,045

Chase Mortgage Finance Trust
4.176% due 03/25/2037 ~	14	13
4.461% due 09/25/2036 ~	458	390
4.613% due 03/25/2037 ~	28	26
6.000% due 05/25/2037	94	39

ChaseFlex Trust
4.446% due 07/25/2037 •	107	95
5.000% due 07/25/2037	68	22

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.260% due 08/25/2037 þ	19	16

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.076% due 10/25/2035 •	420	405

CHL Mortgage Pass-Through Trust
4.027% due 05/20/2036 ~	67	62
4.185% due 02/20/2036 ~	90	83
4.251% due 11/25/2037 ~	64	57
4.306% due 05/25/2035 •	34	30
4.368% due 05/20/2036 ~	22	20
4.386% due 02/25/2035 •	3	3
4.466% due 03/25/2035 •	115	104
4.526% due 03/25/2036 •	4	3
4.586% due 02/25/2035 •	150	141
4.626% due 02/25/2035 •	127	120
4.796% due 11/25/2034 ~	25	24
4.860% due 01/25/2036 ~	21	20
5.242% due 06/25/2034 ~	273	252
5.316% due 08/25/2034 ~	1,345	1,326
5.500% due 07/25/2037	226	91
5.750% due 12/25/2035	56	26
6.000% due 02/25/2037	203	88
6.000% due 03/25/2037	76	32
6.000% due 07/25/2037	162	69
6.224% due 02/20/2036 •	5	5
6.500% due 11/25/2036	524	136
6.507% due 08/25/2034 ~	12	12

CHL Reperforming Loan Trust REMICS
6.000% due 03/25/2035	16	16

CIM Trust
5.500% due 08/25/2064 ~	13,613	13,770

Citigroup Mortgage Loan Trust, Inc.
4.058% due 09/25/2037 ~	9	9
4.093% due 10/25/2046 ~	60	54
4.159% due 12/25/2035 ~	56	35
4.286% due 01/25/2037 •	1,060	942
4.457% due 09/25/2037 ~	165	155
4.765% due 03/25/2037 ~	32	30
5.019% due 07/25/2037 ~	298	265

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.395% due 08/25/2035 ~	$4	$3
5.500% due 12/25/2035	107	51
5.798% due 08/25/2035 ~	45	45
6.040% due 11/25/2035 •	9	9
6.250% due 11/25/2037 ~	93	36
6.480% due 10/25/2035 •	28	28

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	5,687	5,242
6.500% due 06/25/2037	60	57

COMM Mortgage Trust
3.545% due 02/10/2036	1,667	1,657

Community Program Loan Trust
4.500% due 04/01/2029	1	1

Countrywide Alternative Loan Trust
4.028% due 02/20/2047 •	661	543
4.126% due 05/25/2036 ~	6	5
4.126% due 08/25/2037 •	270	257
4.196% due 11/25/2036 •	2,690	2,557
4.206% due 11/25/2036 •	13	19
4.206% due 05/25/2047 •	505	470
4.226% due 07/25/2046 •	13	14
4.226% due 09/25/2046 •	147	145
4.268% due 07/20/2046 •	18	16
4.286% due 05/25/2035 •	556	532
4.325% due 06/25/2037 ~	27	27
4.346% due 05/25/2035 •	1,036	903
4.346% due 06/25/2035 •	56	53
4.360% due 08/25/2035 ~	100	94
4.366% due 07/25/2035 •	58	53
4.366% due 12/25/2035 •	411	387
4.466% due 08/25/2035 •	62	58
4.671% due 11/25/2035 ~	38	35
5.029% due 02/25/2036 •	203	188
5.279% due 11/25/2047 •	351	317
5.306% due 11/25/2035 •	514	488
5.319% due 11/20/2035 •	3,580	3,268
5.409% due 11/25/2047 •	976	881
5.500% due 11/25/2035	62	35
5.500% due 02/25/2036	42	24
5.750% due 03/25/2037 •	78	39
5.750% due 07/25/2037	12	7
5.750% due 04/25/2047	90	46
6.000% due 12/25/2034	33	30
6.000% due 03/25/2036	141	63
6.000% due 08/25/2036 •	43	24
6.000% due 08/25/2036	416	231
6.000% due 02/25/2037	371	138
6.000% due 04/25/2037	5,520	4,589
6.000% due 05/25/2037	327	132
6.000% due 08/25/2037 •	326	150
6.250% due 11/25/2036	50	37
6.500% due 05/25/2036	1,231	550
6.500% due 12/25/2036	59	24
6.500% due 08/25/2037	338	141
9.223% due 07/25/2035 •	19	18

Countrywide Alternative Loan Trust Resecuritization
3.724% due 08/25/2037 ~	46	20
6.000% due 08/25/2037 ~	48	22

Credit Suisse First Boston Mortgage Securities Corp.
4.868% due 03/25/2032 ~	5	5
4.996% due 09/25/2034 •	10	21

Cross Mortgage Trust
5.003% due 11/25/2070 ~	965	968
5.036% due 11/25/2070 ~	3,582	3,593

CSMC Trust
1.756% due 10/25/2066 ~	6,395	5,742
3.431% due 11/10/2032	1,200	966
3.500% due 04/26/2038 ~	69	68
3.840% due 04/28/2037 ~	96	90
4.150% due 12/27/2060 ~	2,562	2,554

DBGS Mortgage Trust
5.410% due 10/15/2039 •	1,000	1,000

Deephaven Residential Mortgage Trust
0.899% due 04/25/2066 ~	2,316	2,081

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.226% due 08/25/2047 •	144	135

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.146% due 04/25/2037 •	159	114

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DSLA Mortgage Loan Trust
4.486% due 07/19/2045 •		$3	$0

Eurosail-U.K. PLC
4.851% due 06/13/2045 •	GBP	607	817

First Horizon Alternative Mortgage Securities Trust
4.145% due 01/25/2036 ~		$121	57
5.251% due 04/25/2036 ~		37	31

First Horizon Mortgage Pass-Through Trust
5.713% due 11/25/2037 ~		15	11

GMACM Mortgage Loan Trust
3.765% due 11/19/2035 ~		74	53

GreenPoint Mortgage Funding Trust
4.246% due 05/25/2037 •		1,368	1,365
4.246% due 12/25/2046 •		154	155

GS Mortgage Securities Trust
3.602% due 10/10/2049 ~		5,000	4,517

GSC Capital Corp. Mortgage Trust
4.206% due 05/25/2036 •		45	44

GSR Mortgage Loan Trust
4.400% due 04/25/2035 ~		14	12
4.951% due 09/25/2035 ~		45	43
5.109% due 09/25/2035 ~		13	12
5.223% due 04/25/2035 ~		12	12
6.119% due 11/25/2035 ~		84	41
6.295% due 09/25/2034 ~		20	20

HarborView Mortgage Loan Trust
4.226% due 01/19/2038 •		19	17
4.256% due 12/19/2036 •		4,408	3,597
4.286% due 05/19/2035 •		969	946
4.302% due 06/19/2036 ~		114	46
4.326% due 12/19/2036 •		2,266	2,196
4.346% due 01/19/2036 •		71	46
4.346% due 01/19/2038 •		23	37
4.526% due 01/19/2035 •		15	16
4.611% due 07/19/2045 •		22	19
4.802% due 12/19/2035 ~		63	30

IndyMac IMSC Mortgage Loan Trust
4.206% due 07/25/2047 •		160	109

IndyMac INDA Mortgage Loan Trust
3.629% due 08/25/2036 ~		1,191	907

IndyMac INDB Mortgage Loan Trust
4.446% due 11/25/2035 •		111	64

IndyMac INDX Mortgage Loan Trust
3.187% due 06/25/2037 ~		48	39
3.396% due 06/25/2036 ~		636	550
3.556% due 06/25/2036 ~		3,218	2,192
3.642% due 10/25/2035 ~		417	333
3.662% due 08/25/2035 ~		422	314
3.944% due 11/25/2035 ~		66	63
3.983% due 09/25/2035 ~		41	33
4.226% due 09/25/2046 •		64	60
4.523% due 06/25/2035 ~		15	14

JP Morgan Alternative Loan Trust
4.166% due 10/25/2036 •		2,238	2,107
4.487% due 06/27/2037 •		1,183	691
4.622% due 12/25/2036 ~		2	2

JP Morgan Chase Commercial Mortgage Securities Trust
1.974% due 01/05/2040		2,940	2,721
7.235% due 10/05/2040		3,200	3,373

JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~		8,123	7,139
4.837% due 11/25/2035 ~		30	24
5.021% due 06/25/2037 ~		52	39
5.190% due 11/25/2035 ~		22	18
5.282% due 01/25/2037 ~		6	5
6.000% due 01/25/2036		94	43
6.033% due 07/25/2035 ~		55	55
6.230% due 07/25/2035 ~		17	17
6.841% due 09/25/2034 ~		44	44

Lavender Trust
6.250% due 10/26/2036		202	87

Legacy Mortgage Asset Trust
5.750% due 07/25/2061 þ		1,437	1,438

Lehman Mortgage Trust
4.341% due 12/25/2035 ~		172	26

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	37

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.085% due 01/25/2036 ~		$28	$27
6.000% due 07/25/2036		55	27

Lehman XS Trust
4.116% due 02/25/2036 •		3,231	3,083
4.226% due 11/25/2046 •		6,756	6,104
4.246% due 08/25/2046 •		20	21
4.326% due 11/25/2046 •		7	10

Luminent Mortgage Trust
4.186% due 12/25/2036 •		311	278
4.246% due 10/25/2046 •		83	77

MASTR Adjustable Rate Mortgages Trust
4.326% due 05/25/2037 •		79	32

MASTR Reperforming Loan Trust
7.000% due 05/25/2035		585	377
8.000% due 07/25/2035		573	392

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.762% due 10/20/2029 •		7	7

Merrill Lynch Alternative Note Asset Trust
4.166% due 01/25/2037 •		100	30
4.446% due 03/25/2037 •		712	167
6.000% due 05/25/2037		115	87

Merrill Lynch Mortgage Investors Trust
4.306% due 04/25/2029 •		6	6
4.506% due 09/25/2029 •		1	1
4.506% due 11/25/2029 •		13	12
5.033% due 07/25/2029 •		4	4
5.286% due 11/25/2035 •		21	20
5.348% due 02/25/2036 ~		10	10
6.250% due 10/25/2036		978	337

MFA Trust
5.675% due 05/27/2070 þ		3,289	3,319

Morgan Stanley Capital I Trust
2.428% due 04/05/2042 ~		5,000	4,439
3.912% due 09/09/2032		3,180	2,876

Morgan Stanley Dean Witter Capital I, Inc. Trust
5.101% due 03/25/2033 ~		12	11

Morgan Stanley Mortgage Loan Trust
3.550% due 07/25/2035 ~		946	848
4.166% due 01/25/2035 •		9	8
6.000% due 10/25/2037		67	35
6.073% due 06/25/2036 ~		7	7

Morgan Stanley Re-REMICS Trust
3.161% due 02/26/2037 •		75	72
3.199% due 03/26/2037 þ		40	42
5.500% due 10/26/2035 ~		4,537	2,765

NAAC Reperforming Loan REMICS Trust
7.500% due 03/25/2034		219	207

New Residential Mortgage Loan Trust
6.864% due 10/25/2063 þ		7,815	7,908

NLT Trust
1.162% due 08/25/2056 ~		2,964	2,616

Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~		21	0

Nomura Resecuritization Trust
6.500% due 10/26/2037		4,378	1,767

NYO Commercial Mortgage Trust
4.960% due 11/15/2038 •		1,200	1,199

OBX Trust
5.530% due 10/25/2064 þ		6,146	6,194
6.120% due 11/25/2062 ~		2,171	2,166
7.045% due 09/25/2063 þ		1,329	1,343
7.159% due 10/25/2063 þ		2,964	3,002

PRET Trust
4.000% due 03/25/2065 þ		3,915	3,846

Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	54,300	36,237
5.713% due 12/30/2057 «(a)		3,600	2,402
5.863% due 12/30/2057 «(a)		2,500	1,668
6.163% due 12/30/2057 «(a)		1,300	868
6.563% due 12/30/2057 «(a)		1,000	667

RALI Trust
4.146% due 08/25/2035 •		$63	44
4.186% due 12/25/2036 •		139	126
4.246% due 05/25/2047 •		50	47
4.266% due 06/25/2037 •		41	38

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.346% due 08/25/2037 •	$101	$98
4.646% due 10/25/2045 •	49	34
4.893% due 02/25/2035 ~	136	120
5.818% due 02/25/2036 ~	73	63
6.000% due 09/25/2035	445	394
6.000% due 06/25/2036	2,050	1,689
8.000% due 04/25/2036 •	53	45

RCKT Mortgage Trust
5.582% due 12/25/2044 þ	1,576	1,593

Residential Asset Securitization Trust
6.000% due 06/25/2036	167	61
6.000% due 11/25/2036	123	41
6.000% due 03/25/2037	98	30
6.250% due 11/25/2036	84	29
6.500% due 04/25/2037	1,138	303

RFMSI Trust
5.213% due 03/25/2035 ~	673	424
6.000% due 09/25/2036	85	69

STARM Mortgage Loan Trust
6.467% due 02/25/2037 ~	50	46

Starwood Mortgage Residential Trust
0.943% due 05/25/2065 ~	630	600

Structured Adjustable Rate Mortgage Loan Trust
4.166% due 10/25/2035 •	430	415
4.252% due 09/25/2036 ~	1,399	938
4.266% due 07/25/2037 ~	3	2
4.479% due 10/25/2036 ~	77	38
4.546% due 02/25/2036 ~	133	101
4.581% due 06/25/2034 •	117	115
5.234% due 10/25/2034 ~	4	4
5.429% due 05/25/2035 •	174	137

Structured Asset Mortgage Investments II Trust
4.106% due 03/25/2037 •	63	24
4.206% due 09/25/2047 •	30	28
4.226% due 06/25/2036 •	1,149	1,146
4.226% due 07/25/2046 •	259	185
4.226% due 09/25/2047 •	291	271
4.246% due 05/25/2036 •	369	310
4.266% due 09/25/2047 •	552	499
4.286% due 05/25/2046 •	673	239
4.366% due 05/25/2046 •	28	17
4.546% due 03/19/2034 •	75	71
4.546% due 02/19/2035 •	45	43
6.226% due 02/25/2036 •	182	157

Structured Asset Mortgage Investments Trust
4.586% due 12/19/2033 •	64	64

Suntrust Alternative Loan Trust
6.000% due 12/25/2035	134	125

TBW Mortgage-Backed Trust
5.965% due 07/25/2037 ~	2,597	743

Thornburg Mortgage Securities Trust
4.058% due 09/25/2037 ~	6	6
4.486% due 09/25/2043 •	55	55
4.586% due 09/25/2034 •	10	9

Towd Point Mortgage Trust
3.750% due 02/25/2059 ~	4,279	4,203
4.606% due 10/25/2064 ~	4,331	4,349

VASA Trust
4.765% due 07/15/2039 •	1,000	988

Verus Securitization Trust
2.824% due 11/25/2066 ~	2,742	2,548
5.086% due 07/25/2067 ~	3,100	3,110

Wachovia Mortgage Loan Trust LLC
6.708% due 10/20/2035 ~	5	5

WaMu Mortgage Pass-Through Certificates Trust
4.140% due 12/25/2036 ~	55	50
4.146% due 12/25/2036 ~	552	523
4.386% due 12/25/2045 •	2	2
4.486% due 01/25/2045 •	71	69
4.550% due 08/25/2036 ~	44	41
4.586% due 11/25/2034 •	57	56
4.626% due 10/25/2044 •	321	317
4.666% due 11/25/2045 •	81	77
4.729% due 02/25/2047 •	985	923
4.779% due 06/25/2047 •	22	21
4.826% due 11/25/2034 •	158	155
4.839% due 07/25/2047 •	7,391	6,340

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.029% due 08/25/2046 •		$450	$418
5.229% due 11/25/2042 •		6	6
5.243% due 08/25/2033 ~		72	70
5.529% due 11/25/2046 •		136	123

Washington Mutual Mortgage Pass-Through Certificates Trust
3.911% due 09/25/2036 þ		118	31
4.296% due 05/25/2035 •		168	142
4.729% due 04/25/2047 •		189	159
4.799% due 04/25/2047 •		276	233

Wells Fargo Alternative Loan Trust
6.442% due 07/25/2037 ~		18	17

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037		19	18
6.497% due 10/25/2036 ~		101	93

Total Non-Agency Mortgage-Backed Securities (Cost $288,284)			274,471

ASSET-BACKED SECURITIES 28.8%

AUTOMOBILE SEQUENTIAL 0.2%

Carvana Auto Receivables Trust
4.610% due 11/10/2027		411	412
5.330% due 07/10/2029		898	905

Citizens Auto Receivables Trust
5.840% due 01/18/2028		795	800

Ford Auto Securitization Trust
4.972% due 03/15/2030	CAD	2,400	1,808

Octane Receivables Trust
6.440% due 03/20/2029		$583	586

			4,511

CMBS OTHER 2.2%

ACRES LLC
5.353% due 08/18/2040 •		9,900	9,920

Greystone CRE Notes LLC
5.231% due 01/15/2043 •		7,000	7,017

LMNT CRE LLC
5.550% due 07/21/2043 •		7,700	7,714

MF1 LLC
5.054% due 02/18/2040 •		5,500	5,493

MF1 Ltd.
5.081% due 02/19/2037 •		1,493	1,494

Starwood LLC
5.181% due 11/19/2042 •		9,000	9,016

			40,654

HOME EQUITY OTHER 10.2%

Aames Mortgage Investment Trust
4.626% due 10/25/2035 •		30	29

ABFC Trust
4.126% due 11/25/2036 •		7,214	4,615
4.846% due 06/25/2037 •		125	107

Accredited Mortgage Loan Trust
4.106% due 09/25/2036 •		680	678

ACE Securities Corp. Home Equity Loan Trust
4.066% due 12/25/2036 •		281	71
4.126% due 07/25/2036 •		87	73
4.156% due 08/25/2036 •		151	148
4.446% due 02/25/2036 •		2	2
4.461% due 12/25/2035 •		1,312	1,260
4.506% due 11/25/2035 •		8	9
4.746% due 12/25/2034 •		86	80
4.776% due 02/25/2036 •		47	45
4.821% due 06/25/2034 •		265	254

Aegis Asset-Backed Securities Trust
4.491% due 12/25/2035 •		130	123
4.546% due 03/25/2035 •		16	15
4.566% due 06/25/2035 •		56	54
4.846% due 03/25/2035 •		23	22

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.551% due 11/25/2035 •		18	18

38	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.956% due 03/25/2035 •	$92	$91

Amortizing Residential Collateral Trust
4.846% due 10/25/2034 •	62	61

Argent Securities Trust
3.996% due 09/25/2036 •	708	230
4.226% due 03/25/2036 •	260	148

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.306% due 01/25/2036 •	61	59
4.486% due 01/25/2036 •	2,477	2,335

Asset-Backed Securities Corp. Home Equity Loan Trust
3.569% due 12/25/2036 •	6,300	5,918
4.746% due 06/25/2035 •	40	40

Bear Stearns Asset-Backed Securities I Trust
4.306% due 02/25/2037 •	9,893	9,670
4.896% due 11/25/2035 •	71	74
4.896% due 08/25/2037 •	3,948	3,606
5.096% due 08/25/2037 •	4	4

Bear Stearns Asset-Backed Securities Trust
4.746% due 03/25/2034 •	1,341	1,431
5.026% due 06/25/2043 •	409	408

Carrington Mortgage Loan Trust
4.066% due 01/25/2037 •	1,200	949
4.106% due 02/25/2037 •	2,841	2,769
4.896% due 05/25/2035 •	157	154

CIT Mortgage Loan Trust
5.346% due 10/25/2037 •	3,827	3,890

Citigroup Mortgage Loan Trust, Inc.
4.016% due 05/25/2037 •	9,731	8,724
4.581% due 09/25/2035 •	78	78
5.526% due 07/25/2035 •	1,000	889

Countrywide Asset-Backed Certificates
4.346% due 01/25/2046 •	2,751	2,632
4.746% due 03/25/2047 •	45	35

Countrywide Asset-Backed Certificates Trust
3.083% due 03/25/2036 •	186	185
3.332% due 04/25/2035 •	23	23
4.046% due 06/25/2047 •	10,156	9,155
4.076% due 10/25/2047 •	11	11
4.096% due 06/25/2047 •	112	110
4.106% due 04/25/2046 •	2,575	2,433
4.126% due 06/25/2035 •	5,715	5,291
4.126% due 02/25/2037 •	3,067	2,951
4.242% due 10/25/2046 ~	3,112	3,174
4.246% due 09/25/2037 •	2,070	1,941
4.286% due 09/25/2037 •	160	170
4.286% due 09/25/2047 •	382	392
4.566% due 07/25/2034 •	1	2
4.746% due 10/25/2034 •	16	16
5.346% due 02/25/2035 •	42	42

Credit-Based Asset Servicing & Securitization LLC
4.226% due 07/25/2037 •	7	5
4.326% due 07/25/2037 •	150	101

Delta Funding Home Equity Loan Trust
4.505% due 08/15/2030 •	11	11

EMC Mortgage Loan Trust
4.586% due 05/25/2040 •	4	4

First NLC Trust
2.954% due 05/25/2035 •	552	502
3.916% due 08/25/2037 •	39	20

Fremont Home Loan Trust
4.146% due 01/25/2037 •	193	89
4.166% due 08/25/2036 •	173	54
4.186% due 02/25/2036 •	14	13
4.186% due 02/25/2037 •	654	198
4.386% due 02/25/2036 •	300	280
4.386% due 04/25/2036 •	2,566	2,326
4.636% due 12/25/2029 •	4	3

GSAA Home Equity Trust
4.086% due 04/25/2047 •	41	38

GSAMP Trust
3.936% due 01/25/2037 •	1,877	1,163
3.966% due 12/25/2036 •	1,392	692
3.986% due 12/25/2036 •	5,964	3,211
3.986% due 01/25/2037 •	33,934	21,246
4.146% due 09/25/2036 •	2,578	895
4.146% due 12/25/2046 •	413	206

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.246% due 11/25/2036 •	$358	$168
4.306% due 12/25/2046 •	124	62
4.326% due 06/25/2036 •	170	94
4.386% due 04/25/2036 •	210	144
5.496% due 10/25/2034 •	12	12

Home Equity Asset Trust
4.941% due 05/25/2035 •	11	11

Home Equity Loan Trust
4.076% due 04/25/2037 •	300	295
4.186% due 04/25/2037 •	500	452

Home Equity Mortgage Loan Asset-Backed Trust
3.986% due 11/25/2036 •	190	179
4.006% due 11/25/2036 •	152	142
4.166% due 04/25/2037 •	158	141

HSI Asset Securitization Corp. Trust
4.066% due 12/25/2036 •	185	45
4.186% due 12/25/2036 •	842	196
4.286% due 12/25/2036 •	562	131
4.626% due 11/25/2035 •	1,949	1,841

JP Morgan Mortgage Acquisition Trust
4.251% due 07/25/2036 •	82	81
6.337% due 08/25/2036 þ	82	48

Lehman ABS Mortgage Loan Trust
3.936% due 06/25/2037 •	140	94
4.046% due 06/25/2037 •	112	75

Long Beach Mortgage Loan Trust
4.896% due 06/25/2035 •	241	239
5.121% due 02/25/2035 •	5,326	5,280
5.271% due 03/25/2032 •	8	13

MASTR Asset-Backed Securities Trust
4.066% due 08/25/2036 •	129	46
4.146% due 08/25/2036 •	213	75
4.206% due 02/25/2036 •	274	99
4.286% due 11/25/2036 •	3,258	1,935
4.326% due 06/25/2036 •	118	40
4.326% due 08/25/2036 •	128	45
4.346% due 11/25/2035 •	6,373	3,637
4.416% due 01/25/2036 •	72	73
4.596% due 12/25/2034 •	9	10
4.596% due 10/25/2035 •	160	159

Merrill Lynch Mortgage Investors Trust
4.326% due 08/25/2037 •	618	305
4.746% due 02/25/2047 •	711	412

Morgan Stanley ABS Capital I, Inc. Trust
3.916% due 10/25/2036 •	66	29
3.956% due 10/25/2036 •	534	281
3.986% due 10/25/2036 •	1,959	864
3.986% due 11/25/2036 •	169	81
3.996% due 10/25/2036 •	156	82
3.996% due 11/25/2036 •	834	495
4.026% due 03/25/2037 •	295	126
4.046% due 02/25/2037 •	98	44
4.066% due 11/25/2036 •	1,014	488
4.096% due 03/25/2037 •	295	126
4.146% due 06/25/2036 •	443	341
4.146% due 09/25/2036 •	309	107
4.446% due 12/25/2035 •	9,290	8,835
4.466% due 12/25/2035 •	58	57
4.746% due 05/25/2034 •	50	49
4.836% due 06/25/2035 •	20	20
4.896% due 04/25/2035 •	127	120
5.096% due 07/25/2037 •	400	358

Morgan Stanley Capital I, Inc. Trust
4.426% due 01/25/2036 •	326	319

Morgan Stanley Dean Witter Capital I, Inc. Trust
5.196% due 02/25/2033 •	144	156

Morgan Stanley Home Equity Loan Trust
4.016% due 04/25/2037 •	411	212
4.076% due 04/25/2037 •	137	71
4.166% due 04/25/2036 •	69	48

Morgan Stanley Mortgage Loan Trust
5.380% due 11/25/2036 •	207	81
6.465% due 09/25/2046 þ	267	86

New Century Home Equity Loan Trust
4.821% due 10/25/2033 •	586	585

Newcastle Mortgage Securities Trust
4.076% due 04/25/2037 •	367	365

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.186% due 04/25/2037 •	$4,292	$4,079

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036 þ	140	24

NovaStar Mortgage Funding Trust
4.146% due 06/25/2036 •	72	54

Option One Mortgage Loan Trust
4.016% due 05/25/2037 •	8,522	4,630
4.126% due 01/25/2037 •	44	26
4.176% due 04/25/2037 •	90	45
4.286% due 01/25/2037 •	174	103
4.386% due 01/25/2036 •	257	245
4.611% due 08/25/2035 •	192	189

Option One Mortgage Loan Trust Asset-Backed Certificates
4.536% due 11/25/2035 •	1,151	1,121

Ownit Mortgage Loan Trust
4.746% due 10/25/2036 •	96	97

Park Place Securities, Inc.
4.581% due 09/25/2035 •	106	104

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.581% due 08/25/2035 •	78	78
4.581% due 09/25/2035 •	100	98
4.671% due 07/25/2035 •	886	863
4.896% due 10/25/2034 •	113	113
4.971% due 03/25/2035 •	76	75
5.646% due 12/25/2034 •	2,647	2,657

People’s Financial Realty Mortgage Securities Trust
3.986% due 09/25/2036 •	334	80

RAAC Trust
4.546% due 11/25/2046 •	252	235

RCKT Mortgage Trust
4.966% due 11/25/2055 þ	3,965	3,975

Renaissance Home Equity Loan Trust
5.545% due 01/25/2037 þ	7,350	2,324
5.608% due 05/25/2036 þ	9,550	4,059
5.812% due 11/25/2036 þ	513	164
6.254% due 08/25/2036 þ	9,184	3,384
7.238% due 09/25/2037 þ	203	78

Residential Asset Mortgage Products Trust
4.536% due 10/25/2035 •	1	1

Residential Asset Securities Corporation Trust
4.106% due 11/25/2036 •	187	175
4.186% due 11/25/2036 •	203	192
4.506% due 12/25/2035 •	80	71
4.526% due 04/25/2037 •	824	809

Securitized Asset-Backed Receivables LLC Trust
2.803% due 01/25/2036 þ	38	33
4.026% due 07/25/2036 •	179	59
4.166% due 07/25/2036 •	175	57
4.326% due 07/25/2036 •	601	196
4.386% due 03/25/2036 •	87	82
4.521% due 01/25/2035 •	15	14

SG Mortgage Securities Trust
4.166% due 07/25/2036 •	27,015	5,639
4.521% due 10/25/2035 •	229	228

Soundview Home Loan Trust
3.926% due 06/25/2037 •	34	23
4.026% due 07/25/2037 •	1,144	1,054
4.066% due 02/25/2037 •	260	69
4.206% due 02/25/2037 •	364	97
4.346% due 06/25/2036 •	959	955
4.796% due 10/25/2037 •	187	148

Structured Asset Investment Loan Trust
4.446% due 01/25/2036 •	33	33
4.746% due 05/25/2035 •	165	163
4.776% due 09/25/2034 •	91	81
4.971% due 07/25/2033 •	10	10
5.121% due 12/25/2034 •	1,138	1,120

Structured Asset Securities Corp. Mortgage Loan Trust
3.996% due 09/25/2036 •	24	23
4.266% due 02/25/2037 •	154	151
4.306% due 01/25/2037 •	1,606	930

Structured Asset Securities Corp. Trust
4.536% due 09/25/2035 •	242	234

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	39

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Asset-Backed Certificates WaMu Trust
4.071% due 05/25/2037 •	$4,682	$4,469
4.086% due 05/25/2037 •	897	810

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
4.446% due 04/25/2034 •	68	67

		186,649

HOME EQUITY SEQUENTIAL 0.0%

ABFC Trust
4.066% due 01/25/2037 •	282	159
4.166% due 01/25/2037 •	178	100
4.286% due 01/25/2037 •	107	60

JP Morgan Mortgage Acquisition Trust
4.106% due 03/25/2037 •	56	56

Morgan Stanley Mortgage Loan Trust
4.306% due 02/25/2037 •	95	18
4.566% due 04/25/2037 •	195	52

Structured Asset Investment Loan Trust
4.226% due 03/25/2036 •	15	15

Structured Asset Securities Corp. Mortgage Loan Trust
4.186% due 12/25/2036 •	28	27
5.646% due 08/25/2037 •	7	7

		494

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Conseco Finance Corp.
7.060% due 02/01/2031 ~	156	143

WHOLE LOAN COLLATERAL 0.7%

Bear Stearns Asset-Backed Securities I Trust
10.855% due 03/25/2036 •	180	48

Bear Stearns Asset-Backed Securities Trust
4.646% due 09/25/2046 •	62	60
4.896% due 10/25/2036 ~	30	13
4.901% due 07/25/2036 ~	1	1
5.046% due 06/25/2036 •	600	620

Cendant Mortgage Corp.
6.000% due 07/25/2043 ~	6	5

Citigroup Mortgage Loan Trust, Inc.
4.246% due 11/25/2046 •	50	50
6.851% due 05/25/2036 þ	117	42

Countrywide Asset-Backed Certificates
4.346% due 03/25/2036 •	19	31

First Franklin Mortgage Loan Trust
4.126% due 12/25/2036 •	194	79
4.166% due 04/25/2036 •	80	79
4.326% due 04/25/2036 •	400	372
4.326% due 08/25/2036 •	84	81
4.566% due 11/25/2035 •	80	76
4.791% due 03/25/2035 •	16	18
5.031% due 12/25/2034 •	886	907
5.046% due 01/25/2035 •	32	32
5.271% due 10/25/2034 •	186	188

Lehman XS Trust
4.016% due 02/25/2037 •	742	648

RAAC Trust
4.446% due 06/25/2044 •	16	15
4.446% due 09/25/2045 •	309	307
5.346% due 09/25/2047 •	390	393

Residential Asset Mortgage Products Trust
4.406% due 09/25/2036 •	56	54
4.446% due 05/25/2036 •	526	452
4.486% due 01/25/2036 •	315	296

Securitized Asset-Backed Receivables LLC Trust
4.126% due 05/25/2036 •	3,656	1,974
4.346% due 05/25/2036 •	760	410
4.506% due 08/25/2035 •	75	59
4.806% due 01/25/2036 •	21	20

Specialty Underwriting & Residential Finance Trust
4.146% due 09/25/2037 •	6,684	4,694
4.146% due 11/25/2037 •	574	318
4.386% due 04/25/2037 •	104	78

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.602% due 12/25/2036 •		$633	$620
4.821% due 12/25/2035 •		29	29

			13,069

OTHER ABS 15.5%

AASET MT-1 Ltd.
5.522% due 02/16/2050		4,337	4,372

Anchorage Capital CLO 21 Ltd.
4.934% due 10/20/2034 •		4,300	4,297

ARES XXVII CLO Ltd.
5.009% due 10/28/2034 •		4,600	4,601

Atlantic Avenue Ltd.
5.144% due 01/20/2035 •		6,200	6,206

Atlas Senior Loan Fund XV Ltd.
5.080% due 10/23/2032 •		5,378	5,382

Atlas Senior Loan Fund XVIII Ltd.
4.994% due 01/18/2035 •		2,100	2,100

Aurium CLO III DAC
2.691% due 04/16/2030 •	EUR	1,075	1,264

Bain Capital Credit CLO Ltd.
4.850% due 04/23/2035 •		$3,700	3,699
4.900% due 10/21/2034 •		3,200	3,198
4.925% due 07/24/2034 •		2,000	1,997
5.084% due 10/20/2034 •		7,500	7,507

Bayfront Iabs VII Pte. Ltd.
0.000% due 04/11/2048 «•		3,000	3,000

Carlyle Global Market Strategies CLO Ltd.
4.974% due 07/20/2034 •		6,000	6,003

CarVal CLO III Ltd.
4.874% due 07/20/2032 •		6,825	6,830

Cedar Funding VI CLO Ltd.
4.974% due 04/20/2034 •		15,100	15,105

DataBank Issuer II LLC
5.180% due 09/27/2055		3,000	2,961

Domino’s Pizza Master Issuer LLC
4.930% due 07/25/2055		10,600	10,678
5.217% due 07/25/2055		6,700	6,766

Dryden 27 R Euro CLO DAC
2.686% due 04/15/2033 •	EUR	5,541	6,515

Dryden 95 CLO Ltd.
4.929% due 08/20/2034 •		$3,600	3,599

ECMC Group Student Loan Trust
4.739% due 02/27/2068 •		3,690	3,672

Elevation CLO Ltd.
4.988% due 07/25/2034 •		7,000	6,994

Fortress Credit BSL VII Ltd.
4.950% due 07/23/2032 •		1,594	1,596

Gallatin CLO VIII Ltd.
5.256% due 07/15/2031 •		2,826	2,828

Hayfin Emerald CLO X DAC
3.251% due 10/18/2039 •	EUR	1,000	1,176

IFC Emerging Markets Securitization Ltd.
5.454% due 12/31/2035 •		$4,400	4,400

Invesco Euro CLO I DAC
2.659% due 07/15/2031 •	EUR	518	610

LCM 31 Ltd.
5.164% due 07/20/2034 •		$5,600	5,609

LCM 35 Ltd.
4.985% due 10/15/2034 •		11,900	11,899

LCM 36 Ltd.
4.975% due 01/15/2034 •		2,000	1,998

MACH 1 Cayman Ltd.
3.474% due 10/15/2039		392	389

Madison Park Euro Funding XIV DAC
2.826% due 07/15/2032 •	EUR	5,644	6,639

Madison Park Funding XLIX Ltd.
4.934% due 10/19/2034 •		$5,300	5,300

Madison Park Funding XLVI Ltd.
4.905% due 10/15/2034 •		4,900	4,897

METAL LLC
4.581% due 10/15/2042		2,416	1,691

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •		$11,200	$11,204

Navesink CLO 2 Ltd.
5.175% due 04/15/2036 •		6,000	6,000

Navient Student Loan Trust
7.230% due 03/15/2072		2,200	2,386

Nelnet Student Loan Trust
4.670% due 06/22/2065		8,553	8,531
6.118% due 02/20/2041 •		2,458	2,513

OFSI BSL X Ltd.
5.154% due 04/20/2034 •		3,700	3,705

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		280	282

Palmer Square European Loan Funding DAC
3.047% due 07/15/2035 •	EUR	2,300	2,703
4.064% due 02/15/2035 •		2,100	2,478

Parallel Ltd.
5.015% due 07/15/2034 •		$6,000	5,989

Pikes Peak CLO 2
5.104% due 10/11/2034 •		8,200	8,209

PPM CLO 5 Ltd.
4.998% due 10/18/2034 •		2,300	2,300

QTS Issuer ABS II LLC
5.044% due 10/05/2055		2,500	2,482

Rockford Tower Europe CLO DAC
3.326% due 08/29/2036 •	EUR	1,400	1,647

Romark CLO V Ltd.
5.095% due 01/15/2035 •		$5,600	5,604

Romark Credit Funding Ltd.
5.423% due 07/29/2043		2,700	2,717

Sandstone Peak Ltd.
5.185% due 10/15/2034 •		7,000	7,013

Slam Ltd.
5.335% due 09/15/2049		3,725	3,780

SLM Private Education Loan Trust
8.615% due 10/15/2041 •		1,308	1,376

SMB Private Education Loan Trust
3.500% due 12/16/2041		500	493

Symphony CLO XXV Ltd.
4.874% due 04/19/2034 •		2,900	2,900

TCW CLO AMR Ltd.
5.151% due 08/16/2034 •		7,100	7,105

Trinitas CLO XIX Ltd.
4.994% due 10/20/2033 •		2,478	2,481

Trinitas Euro CLO I DAC
3.232% due 07/15/2039 •	EUR	2,100	2,470

UPG HI Issuer Trust
5.000% due 09/25/2047		$8,100	8,102

VB-S1 Issuer LLC
3.706% due 02/15/2057		1,400	1,282

Verdelite Static CLO Ltd.
5.014% due 07/20/2032 •		5,284	5,285

Voya CLO Ltd.
4.944% due 04/20/2034 •		7,100	7,099

Wave LLC
3.597% due 09/15/2044		1,110	1,091

			285,005

Total Asset-Backed Securities (Cost $562,649)			530,525

SOVEREIGN ISSUES 9.0%

Brazil Government International Bonds
6.125% due 03/15/2034		11,500	11,642

Canada Government Bonds
3.250% due 12/01/2034	CAD	7,800	5,641

European Union
2.875% due 10/05/2029	EUR	77,600	92,472

Japan Government Thirty Year Bonds
3.200% due 09/20/2055	JPY	3,010,000	18,634

Mexico Government International Bonds
6.000% due 05/13/2030		$1,600	1,680

40	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Peru Government International Bonds
5.400% due 08/12/2034	PEN	600	$178

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	30,174	1,558
8.750% due 01/31/2044		36,814	2,140
8.750% due 02/28/2048		22,640	1,319
8.875% due 02/28/2035		444,988	28,043
9.000% due 01/31/2040		36,655	2,222

Total Sovereign Issues (Cost $151,998)			165,529

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Drillco Holdings Luxembourg SA «(g)		1,575	36

Foresea Holdings SA «		623	14

Total Common Stocks (Cost $32)			50

PREFERRED SECURITIES 1.0%

BANKING & FINANCE 1.0%

American AgCredit Corp.
5.250% due 06/15/2026 (e)		6,000,000	5,898

	SHARES	MARKET VALUE (000S)

Compeer Financial ACA
7.875% due 02/15/2031 •(e)	9,000,000	$9,280

Farm Credit Bank of Texas
7.750% due 06/15/2029 (e)	2,500,000	2,623

Total Preferred Securities (Cost $17,500)		17,801

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (f)	511,223	511

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
3.659% due 01/27/2026 - 04/21/2026 (b)(c)(k)	$1,221	1,209

Total Short-Term Instruments (Cost $1,720)		1,720

Total Investments in Securities (Cost $2,651,274)		2,633,844

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.4%

SHORT-TERM INSTRUMENTS 1.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%

PIMCO Short-Term Floating NAV Portfolio III	2,665,001	$25,960

Total Short-Term Instruments (Cost $25,954)		25,960

Total Investments in Affiliates (Cost $25,954)		25,960

Total Investments 144.6% (Cost $2,677,228)		$2,659,804

Financial Derivative Instruments (h)(j) (0.2)% (Cost or Premiums, net $8,756)		(4,983)

Other Assets and Liabilities, net (44.4)%		(815,392)

Net Assets 100.0%		$1,839,429

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Coupon represents a 7-Day Yield.

(g) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Blue Cross & Blue Shield of Minnesota 4.850% due 09/30/2030	10/03/2025	$4,700	$4,702	0.25%
Deloitte LLP 5.410% due 01/30/2032	10/30/2024	1,800	1,841	0.10
Deloitte LLP 5.590% due 01/30/2035	10/30/2024	1,100	1,120	0.06
Deloitte LLP 5.970% due 01/30/2045	10/30/2024	900	894	0.05
Drillco Holdings Luxembourg SA	06/08/2023	32	36	0.00
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	7,209	5,868	0.32
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028	11/18/2025	6,000	5,995	0.33

		$21,741	$20,456	1.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(14,531) at a weighted average interest rate of 4.367%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	41

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond March Futures	03/2026	951	$	69,484	$121	$79	$0
Canada Government 10-Year Bond March Futures	03/2026	115		10,131	(129)	0	(26)
U.S. Treasury 5-Year Note March Futures	03/2026	12,404		1,355,815	(3,081)	0	(2,665)
U.S. Treasury 10-Year Note March Futures	03/2026	1,470		165,283	(516)	0	(540)
U.S. Treasury Long-Term Bond March Futures	03/2026	1,025		118,484	(1,937)	0	(625)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	1,000		118,000	(2,899)	0	(922)

					$(8,441)	$79	$(4,778)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2026	1,686	$	(352,018)	$(222)	$152	$0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	2,863		(329,290)	3,679	1,275	0

					$3,457	$1,427	$0

Total Futures Contracts					$(4,984)	$1,506	$(4,778)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
ZF Europe Finance BV	5.000%	Quarterly	12/20/2029	2.897%	EUR	1,500	$116	$19	$135	$5	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.261%	Annual	02/28/2029	$	116,700	$0	$1,355	$1,355	$121	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	02/28/2029		116,850	0	1,270	1,270	122	0
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/28/2029		150,700	0	1,635	1,635	157	0
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030		166,800	2,636	(2,986)	(350)	229	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		116,187	(42)	536	494	166	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		155,057	154	(2)	152	222	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		5,800	(22)	(32)	(54)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		5,800	(20)	58	38	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		5,700	(20)	80	60	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		5,600	(19)	94	75	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		8,620	(35)	114	79	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		5,000	(19)	119	100	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		5,700	(22)	163	141	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		5,700	(20)	239	219	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		5,600	(20)	228	208	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055		48,700	7,902	2,320	10,222	146	0
Pay	1-Year BRL-CDI	13.353	Maturity	01/02/2029	BRL	553,200	0	(98)	(98)	0	(3)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	202,400	(117)	(638)	(755)	0	(109)
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	02/15/2034		131,300	(272)	(1,151)	(1,423)	0	(74)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	16,300	0	104	104	11	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		24,200	0	148	148	16	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		37,100	0	216	216	25	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	64,000	(1,401)	(256)	(1,657)	38	0

							$8,663	$3,516	$12,179	$1,367	$(186)

Total Swap Agreements							$8,779	$3,535	$12,314	$1,372	$(186)

42	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,506	$1,372	$2,878	$0	$(4,794)	$(186)	$(4,980)

(i)

Securities with an aggregate market value of $53,239 and cash of $10,004 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(16) for closed futures is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2026	JPY	62,519		$402	$3	$0

BOA	01/2026	INR	2,739		30	0	0
	01/2026	KRW	995,887		684	0	(7)
	01/2026	PLN	3,956		1,082	0	(20)
	01/2026	THB	12,986		401	0	(12)
	01/2026	TWD	42,914		1,407	40	0
	01/2026		$1,514	PLN	5,531	27	0
	01/2026		227	TWD	7,153	1	0
	01/2026		880	ZAR	14,668	5	0
	02/2026	ILS	3,605		$1,132	0	(1)
	04/2026		$305	MXN	5,622	4	0

BPS	01/2026	AUD	13,717		$8,916	0	(238)
	01/2026	CHF	862		1,084	2	(8)
	01/2026	CNH	26,396		3,746	0	(42)
	01/2026	GBP	555		751	2	0
	01/2026	IDR	11,339,558		678	0	(2)
	01/2026	ILS	6,026		1,853	0	(39)
	01/2026	INR	95,563		1,060	0	(3)
	01/2026	JPY	342,300		2,215	28	0
	01/2026	NZD	6,153		3,496	0	(47)
	01/2026	PLN	5,100		1,398	0	(23)
	01/2026	TWD	147,820		4,862	152	0
	01/2026		$4,667	CNH	32,690	21	0
	01/2026		500	INR	45,170	2	0
	01/2026		2,755	PLN	9,971	22	0
	01/2026		8,731	TWD	274,022	19	(19)
	01/2026		1,946	ZAR	32,453	11	0
	01/2026	ZAR	13,783		$824	0	(7)
	02/2026		$1,107	INR	99,776	0	0
	02/2026		6,545	TRY	292,479	89	0
	02/2026		2,769	TWD	86,909	3	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	43

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	03/2026	TWD	29,109		$937	$6	$0

BRC	01/2026	EUR	1,407		1,633	0	(21)
	01/2026	ILS	1,579		492	0	(4)
	01/2026		$999	AUD	1,494	0	(1)
	01/2026		4,866	PLN	17,729	71	0
	01/2026		1,795	TRY	80,767	77	0
	01/2026	ZAR	80,216		$4,631	0	(206)
	02/2026	ILS	1,547		480	0	(6)
	02/2026	TRY	119		3	0	0
	02/2026		$2,068	TRY	93,424	29	0
	03/2026		2,640	MXN	48,879	56	0
	03/2026		19,922	TRY	907,778	281	0

BSH	01/2026		799	JPY	124,426	0	(4)

CBK	01/2026	AUD	2,023		$1,345	0	(5)
	01/2026	CAD	15		11	0	0
	01/2026	GBP	530		701	0	(13)
	01/2026	NZD	7,220		4,152	3	(9)
	01/2026	PLN	26		7	0	0
	01/2026	TWD	224,340		7,382	234	0
	01/2026		$3,029	CNH	21,148	5	0
	01/2026		261	ILS	835	1	0
	01/2026		16,058	INR	1,435,602	15	(133)
	01/2026		1,716	JPY	266,700	0	(12)
	01/2026		330	PLN	1,185	0	0
	01/2026		1	THB	18	0	0
	01/2026		2,251	TWD	70,364	1	(10)
	01/2026		1,133	ZAR	19,088	18	0
	02/2026	ILS	2,820		$887	2	0
	02/2026		$69	TWD	2,145	0	0
	03/2026	TWD	31,638		$1,016	5	0

DUB	01/2026	ILS	2,588		804	0	(8)
	01/2026	KRW	1,349,455		922	0	(15)
	01/2026	NZD	1,596		923	3	0
	01/2026		$1,642	ILS	5,239	3	0
	01/2026		4,750	INR	422,974	0	(53)
	01/2026		4,731	KRW	6,951,770	95	0
	01/2026		7,673	MXN	142,491	222	0
	01/2026		818	ZAR	13,757	11	0
	01/2026	ZAR	142,951		$8,204	0	(416)
	02/2026	ILS	5,238		1,642	0	(3)
	02/2026		$93	TWD	2,896	0	0

GLM	01/2026	BRL	63,719		$11,374	0	(254)
	01/2026	CHF	258		322	0	(4)
	01/2026	CNH	13,153		1,869	0	(18)
	01/2026	ILS	1,107		343	0	(5)
	01/2026		$11,688	BRL	63,719	0	(60)
	01/2026		2,185	CNH	15,406	25	0
	01/2026		4,288	PLN	15,666	75	0
	01/2026		425	THB	13,517	5	0
	01/2026	ZAR	73,709		$4,275	0	(169)
	02/2026		$14,259	BRL	78,433	0	(53)
	02/2026		1,618	MXN	30,006	40	0
	02/2026		4,093	TRY	186,625	112	0
	03/2026	BRL	193		$35	0	0
	03/2026		$1,249	MXN	23,173	31	0
	04/2026		11,374	BRL	65,127	267	0
	04/2026		2,588	MXN	47,723	36	0

IND	01/2026	NOK	8,735		$859	0	(7)
	01/2026	TWD	131,921		4,287	84	0

JPM	01/2026	AUD	15,568		10,174	0	(217)
	01/2026	CNH	54,772		7,777	0	(82)
	01/2026	ILS	16,677		5,124	0	(112)
	01/2026	INR	90,176		1,013	12	0
	01/2026	KRW	2,464,963		1,718	7	0
	01/2026	MXN	662		36	0	(1)
	01/2026	NZD	2,934		1,702	13	0
	01/2026	PLN	9,354		2,552	0	(53)
	01/2026		$2,723	CNH	19,130	22	0
	01/2026		1,895	INR	168,727	0	(21)

44	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$2,854	PLN	10,535	$80	$0
	01/2026	ZAR	126,163		$7,352	0	(256)
	02/2026		$1,718	KRW	2,461,729	0	(7)
	02/2026		2,819	MXN	52,281	70	0
	03/2026		1,683		30,854	20	0
	04/2026		965		17,786	13	0

MBC	01/2026	CAD	35,987		$25,570	0	(664)
	01/2026	CHF	628		791	0	(3)
	01/2026	GBP	839		1,127	0	(4)
	01/2026	JPY	1,979,621		12,720	72	0
	01/2026	NZD	2,005		1,159	4	0
	01/2026	SGD	30,912		23,824	0	(240)
	01/2026		$346	INR	31,313	2	0
	01/2026		818	PLN	3,000	17	0
	01/2026		734	THB	23,759	21	0
	01/2026		349	TWD	11,032	2	0
	02/2026		744	MXN	13,769	17	0
	03/2026		702		12,916	11	0
	04/2026		775		14,308	11	0

MYI	01/2026	ILS	5		$2	0	0
	01/2026	JPY	346		2	0	0
	02/2026	ILS	5,635		1,750	0	(19)

SCX	01/2026	CHF	457		571	0	(7)
	01/2026	CNH	26,234		3,723	0	(41)
	01/2026	IDR	18,861,597		1,128	0	(3)
	01/2026	INR	14,556		160	0	(2)
	01/2026	JPY	1,373,403		8,807	33	0
	01/2026	SGD	0		0	0	0
	01/2026	TWD	46,525		1,527	45	0
	01/2026		$315	INR	28,474	1	0
	01/2026		585	JPY	90,928	0	(4)

SOG	01/2026	EUR	103,109		$119,376	0	(1,850)
	01/2026	KRW	2,142,838		1,465	0	(23)
	01/2026		$11,289	GBP	8,620	330	0
	01/2026		2,309	JPY	361,068	0	(2)
	02/2026		744	MXN	13,776	17	0
	03/2026		0		3	0	0

UAG	01/2026	CHF	1,914		$2,391	0	(27)
	01/2026	PLN	3,988		1,093	0	(18)
	01/2026		$4,069	PLN	14,793	52	0
	01/2026	ZAR	140,030		$8,052	0	(392)
	02/2026		$702	MXN	13,025	18	0

Total Forward Foreign Currency Contracts						$3,134	$(6,005)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
CBK	Petroleos Mexicanos	1.000%	Quarterly	12/20/2026	1.757%	$	500	$(5)	$1	$0	$(4)
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706		2,100	(18)	12	0	(6)

Total Swap Agreements								$(23)	$13	$0	$(10)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$3	$0	$0	$3	$0	$0	$0	$0	$3	$0	$3
BOA	77	0	0	77	(40)	0	0	(40)	37	(50)	(13)
BPS	357	0	0	357	(428)	0	0	(428)	(71)	295	224

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	45

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BRC	$514	$0	$0	$514	$(238)	$0	$0	$(238)	$276	$(170)	$106
BSH	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
CBK	284	0	0	284	(182)	0	(4)	(186)	98	0	98
DUB	334	0	0	334	(495)	0	0	(495)	(161)	273	112
GLM	591	0	0	591	(563)	0	0	(563)	28	50	78
GST	0	0	0	0	0	0	(6)	(6)	(6)	0	(6)
IND	84	0	0	84	(7)	0	0	(7)	77	0	77
JPM	237	0	0	237	(749)	0	0	(749)	(512)	299	(213)
MBC	157	0	0	157	(911)	0	0	(911)	(754)	843	89
MYI	0	0	0	0	(19)	0	0	(19)	(19)	0	(19)
SCX	79	0	0	79	(57)	0	0	(57)	22	0	22
SOG	347	0	0	347	(1,875)	0	0	(1,875)	(1,528)	1,580	52
UAG	70	0	0	70	(437)	0	0	(437)	(367)	275	(92)

Total Over the Counter	$3,134	$0	$0	$3,134	$(6,005)	$0	$(10)	$(6,015)

(k)

Securities with an aggregate market value of $3,615 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,506	$1,506
Swap Agreements	0	5	0	0	1,367	1,372

	$0	$5	$0	$0	$2,873	$2,878

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,134	$0	$3,134

	$0	$5	$0	$3,134	$2,873	$6,012

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,794	$4,794
Swap Agreements	0	0	0	0	186	186

	$0	$0	$0	$0	$4,980	$4,980

46	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,005	$0	$6,005
Swap Agreements	0	10	0	0	0	10

	$0	$10	$0	$6,005	$0	$6,015

	$0	$10	$0	$6,005	$4,980	$10,995

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$18,365	$18,365
Swap Agreements	0	1,621	0	0	(752)	869

	$0	$1,621	$0	$0	$17,613	$19,234

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,830)	$0	$(7,830)
Written Options	0	97	0	0	0	97
Swap Agreements	0	35	0	0	0	35

	$0	$132	$0	$(7,830)	$0	$(7,698)

	$0	$1,753	$0	$(7,830)	$17,613	$11,536

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(3,069)	$(3,069)
Swap Agreements	0	40	0	0	(11,460)	(11,420)

	$0	$40	$0	$0	$(14,529)	$(14,489)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,053)	$0	$(6,053)
Swap Agreements	0	8	0	0	0	8

	$0	$8	$0	$(6,053)	$0	$(6,045)

	$0	$48	$0	$(6,053)	$(14,529)	$(20,534)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$5,993	$5,993
Corporate Bonds & Notes
Banking & Finance	0	367,221	14,552	381,773
Industrials	0	190,683	0	190,683
Utilities	0	56,186	0	56,186
Municipal Bonds & Notes
California	0	9,852	0	9,852
Pennsylvania	0	657	0	657
U.S. Government Agencies	0	837,153	0	837,153
U.S. Treasury Obligations	0	161,451	0	161,451
Non-Agency Mortgage-Backed Securities	0	232,629	41,842	274,471
Asset-Backed Securities
Automobile Sequential	0	4,511	0	4,511
CMBS Other	0	40,654	0	40,654
Home Equity Other	0	186,649	0	186,649
Home Equity Sequential	0	494	0	494
Manufacturing House Sequential	0	143	0	143
Whole Loan Collateral	0	13,069	0	13,069
Other ABS	0	282,005	3,000	285,005
Sovereign Issues	0	165,529	0	165,529

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Common Stocks
Industrials	$0	$0	$50	$50
Preferred Securities
Banking & Finance	0	17,801	0	17,801
Short-Term Instruments
Mutual Funds	0	511	0	511
U.S. Treasury Bills	0	1,209	0	1,209

	$0	$2,568,407	$65,437	$2,633,844

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,960	$0	$0	$25,960

Total Investments	$25,960	$2,568,407	$65,437	$2,659,804

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	79	2,799	0	2,878
Over the counter	0	3,134	0	3,134

	$79	$5,933	$0	$6,012

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)	December 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(26)	$(4,938)	$0	$(4,964)
Over the counter	0	(6,015)	0	(6,015)

	$(26)	$(10,953)	$0	$(10,979)

Total Financial Derivative Instruments	$53	$(5,020)	$0	$(4,967)

Totals	$26,013	$2,563,387	$65,437	$2,654,837

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$6,731	$0	$(1,035)	$1	$1	$295	$0	$0	$5,993	$214
Corporate Bonds & Notes
Banking & Finance	3,739	10,700	0	0	0	113	0	0	14,552	112
Non-Agency Mortgage-Backed Securities	2,000	40,996	(424)	0	0	863	0	(1,593)	41,842	846
Asset-Backed Securities
Other ABS	0	3,000	0	0	0	0	0	0	3,000	0
Common Stocks
Industrials	55	0	0	0	0	(5)	0	0	50	(5)

Totals	$12,525	$54,696	$(1,459)	$1	$1	$1,266	$0	$(1,593)	$65,437	$1,167

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$5,993	Indicative Market Quotation	Broker Quote	95.550	—
Corporate Bonds & Notes
Banking & Finance	14,552	Discounted Cash Flow	Discount Rate	4.690-6.025	4.907
Non-Agency Mortgage-Backed Securities	41,842	Recent Transaction	Purchase Price	100.000	—
Asset-Backed Securities
Other ABS	3,000	Recent Transaction	Purchase Price	100.000	—
Common Stocks
Industrials	50	Indicative Market Quotation	Broker Quote	$22.563	—

Total	$65,437

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

48	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Fixed Income SHares: Series R	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 213.2%

CORPORATE BONDS & NOTES 2.3%

BANKING & FINANCE 1.3%

Jyske Realkredit AS
1.500% due 10/01/2053	DKK	1,873	$230

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		775	97
2.000% due 10/01/2053		499	66

Nykredit Realkredit AS
1.500% due 10/01/2053		100	10
2.500% due 10/01/2047		15	2
3.000% due 10/01/2053		4,886	725

Realkredit Danmark AS
1.500% due 10/01/2053		2,203	279
2.000% due 10/01/2053		367	44
2.500% due 04/01/2047		10	1
3.000% due 10/01/2053		4,337	643

			2,097

INDUSTRIALS 1.0%

Beignet Investor LLC
6.581% due 05/30/2049		$1,650	1,745

Total Corporate Bonds & Notes (Cost $3,802)			3,842

U.S. GOVERNMENT AGENCIES 40.6%

Federal Home Loan Mortgage Corp.
5.500% due 11/01/2054		4,640	4,709
6.000% due 03/01/2054 - 07/01/2054		4,741	4,874
6.195% due 09/01/2036 •		4	4
6.395% due 07/01/2036 •		13	14

Federal Home Loan Mortgage Corp. REMICS
5.024% due 08/25/2055 •		1,607	1,614
5.074% due 08/25/2055 •		3,310	3,326

Federal National Mortgage Association
3.500% due 12/01/2045		6	6
5.277% due 10/01/2044 •		1	1
6.000% due 04/01/2054		3,650	3,751
6.500% due 12/01/2053 - 02/01/2054		3,296	3,426

Federal National Mortgage Association REMICS
4.434% due 02/25/2037 •		7	7
4.904% due 06/25/2055 •		1,589	1,601

Government National Mortgage Association
3.500% due 10/20/2054		1,279	1,166

Government National Mortgage Association REMICS
4.818% due 11/20/2073 •		1,166	1,177
4.836% due 12/20/2053 •		3,500	3,501
4.868% due 09/20/2073 - 10/20/2073 •		5,210	5,275
4.898% due 09/20/2073 •		3,563	3,605
4.927% due 08/20/2068 •		241	242
5.018% due 11/20/2073 •		1,561	1,593

Government National Mortgage Association, TBA
3.500% due 02/01/2056		12,000	10,921

Uniform Mortgage-Backed Security, TBA
4.500% due 02/01/2056		15,300	14,924
6.500% due 02/01/2056		1,000	1,040

Total U.S. Government Agencies (Cost $66,485)			66,777

U.S. TREASURY OBLIGATIONS 142.7%

U.S. Treasury Bonds
4.875% due 08/15/2045		40	40

U.S. Treasury Inflation Protected Securities (c)
0.125% due 02/15/2051		4,252	2,300
0.125% due 02/15/2052		3,041	1,611
0.250% due 02/15/2050		2,596	1,497
0.625% due 02/15/2043		3,994	2,976
0.750% due 02/15/2042		4,741	3,695
0.750% due 02/15/2045		2,586	1,888
0.875% due 02/15/2047		1,140	823

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 02/15/2046		$6,170	$4,657
1.000% due 02/15/2048		1,698	1,242
1.000% due 02/15/2049		3,532	2,544
1.500% due 02/15/2053		1,972	1,539
1.750% due 01/15/2028		4,593	4,628
2.125% due 02/15/2040		1,747	1,732
2.125% due 02/15/2041		2,483	2,433
2.125% due 02/15/2054		3,395	3,054
2.375% due 02/15/2055		516	490
2.500% due 01/15/2029		1,394	1,439
3.375% due 04/15/2032		468	517
3.625% due 04/15/2028		2,637	2,768
0.125% due 04/15/2027		3,114	3,058
0.125% due 01/15/2030 (f)		9,783	9,281
0.125% due 07/15/2030		2,159	2,038
0.125% due 01/15/2031 (f)		7,167	6,683
0.125% due 07/15/2031 (f)		10,533	9,762
0.125% due 01/15/2032 (f)		8,457	7,731
0.250% due 07/15/2029 (f)		12,094	11,655
0.375% due 01/15/2027		404	399
0.375% due 07/15/2027 (f)		10,702	10,579
0.500% due 01/15/2028 (f)		7,577	7,445
0.625% due 07/15/2032 (f)		7,957	7,467
0.750% due 07/15/2028 (h)		908	897
0.875% due 01/15/2029		4,900	4,826
1.125% due 10/15/2030		5,335	5,255
1.125% due 01/15/2033		874	839
1.375% due 07/15/2033 (f)		14,152	13,799
1.625% due 10/15/2027 (f)		7,145	7,200
1.625% due 10/15/2029 (f)		13,659	13,797
1.625% due 04/15/2030 (f)		9,513	9,563
1.750% due 01/15/2034 (f)		9,215	9,167
1.875% due 07/15/2034 (f)		13,386	13,444
1.875% due 07/15/2035 (f)		16,224	16,186
2.125% due 01/15/2035 (f)		6,913	7,037
2.375% due 10/15/2028 (f)		14,564	15,000

U.S. Treasury Notes
4.250% due 08/15/2035		64	64

Total U.S. Treasury Obligations (Cost $249,155)			235,045

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%

Banc of America Funding Trust
4.390% due 01/20/2047 ~		262	227

Countrywide Alternative Loan Trust
4.043% due 12/20/2046 •		441	397

Grifonas Finance No. 1 PLC
2.344% due 08/28/2039 •	EUR	41	47

GSR Mortgage Loan Trust
4.951% due 09/25/2035 ~		$4	4

HarborView Mortgage Loan Trust
4.748% due 06/20/2035 •		158	149

IndyMac INDX Mortgage Loan Trust
4.686% due 05/25/2034 •		423	391

MortgageIT Trust
4.851% due 12/25/2034 •		4	4

RALI Trust
4.206% due 06/25/2046 •		198	41

Total Non-Agency Mortgage-Backed Securities (Cost $1,271)			1,260

ASSET-BACKED SECURITIES 14.7%

CMBS OTHER 0.4%

ACRES LLC
5.353% due 08/18/2040 •		600	601

HOME EQUITY OTHER 0.9%

Citigroup Mortgage Loan Trust, Inc.
4.006% due 01/25/2037 •		119	89
4.136% due 09/25/2036 •		147	144
4.536% due 10/25/2035 •		500	473

Home Equity Asset Trust
4.701% due 08/25/2034 •		19	19

Morgan Stanley ABS Capital I, Inc. Trust
4.506% due 01/25/2035 •		133	131

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.611% due 05/25/2035 •		$702	$701

Saxon Asset Securities Trust
0.526% due 05/25/2035 •		18	17

			1,574

OTHER ABS 13.4%

AGL CLO 14 Ltd.
5.000% due 12/02/2034 •		1,600	1,600

Arcano Euro CLO II DAC
0.000% due 07/25/2039 •	EUR	1,700	2,000

Avoca Static CLO I DAC
2.996% due 01/15/2035 •		723	849

Bain Capital Credit CLO Ltd.
5.042% due 07/17/2035 •		$1,700	1,701

Carlyle Global Market Strategies Euro CLO Ltd.
2.814% due 11/15/2031 •	EUR	111	130

Hayfin Emerald CLO VI DAC
3.259% due 10/15/2038 •		1,500	1,764

Man Euro CLO DAC
3.776% due 10/15/2036 •		1,800	2,119

Man GLG Euro CLO V DAC
2.790% due 12/15/2031 •		124	145

Massachusetts Educational Financing Authority
5.525% due 04/25/2038 •		$8	8

OCP Euro CLO DAC
3.244% due 07/20/2036 •	EUR	1,700	2,000

Palmer Square CLO Ltd.
4.918% due 05/21/2034 •		$1,600	1,600

Palmer Square European Loan Funding DAC
3.034% due 05/15/2033 •	EUR	677	795

Rockford Tower CLO Ltd.
5.014% due 07/20/2034 •		$1,600	1,600

Romark Credit Funding Ltd.
5.423% due 07/29/2043		1,700	1,711

Shackleton CLO Ltd.
5.084% due 07/20/2034 •		1,700	1,701

Symphony CLO XXXII Ltd.
5.419% due 10/23/2035		1,680	1,680

Tikehau CLO V DAC
3.253% due 10/15/2038 •	EUR	500	588

			21,991

Total Asset-Backed Securities (Cost $23,676)			24,166

SOVEREIGN ISSUES 8.5%

Canada Government Real Return Bonds
4.250% due 12/01/2026 (c)	CAD	1,129	850

French Republic Government Bonds OAT
0.100% due 03/01/2026 (c)	EUR	2,824	3,306
0.100% due 07/25/2031 (c)		1,107	1,231

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		249	285
1.800% due 05/15/2036 (c)		104	122

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (c)	JPY	450,897	2,929
0.100% due 03/10/2029 (c)		800,823	5,197

Total Sovereign Issues (Cost $15,580)			13,920

		SHARES
SHORT-TERM INSTRUMENTS 3.6%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (d)		193,986	194

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (e) 3.3%
			5,500

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	49

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.2%
3.614% due 04/07/2026 (a)(b)(j)	$344	$341

Total Short-Term Instruments (Cost $6,035)		6,035

Total Investments in Securities (Cost $366,004)		351,045

Total Investments 213.2% (Cost $366,004)		$351,045

Financial Derivative Instruments (g)(i) (0.2)% (Cost or Premiums, net $(885))		(259)

Other Assets and Liabilities, net (113.0)%		(186,134)

Net Assets 100.0%		$164,652

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	3.820%	12/31/2025	01/02/2026	$5,500	U.S. Treasury Notes 4.375% due 12/31/2029	$(5,610)	$5,500	$5,501

Total Repurchase Agreements						$(5,610)	$5,500	$5,501

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPS	3.910%	12/22/2025	01/20/2026	$(17,486)	$(17,507)
	4.020	12/30/2025	01/06/2026	(5,045)	(5,047)
MSC	3.910	12/17/2025	01/26/2026	(137,852)	(138,091)
	3.950	12/30/2025	01/06/2026	(1,124)	(1,125)

Total Sale-Buyback Transactions					$(161,770)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC STR	$5,501	$0	$0	$5,501	$(5,610)	$(109)

Master Securities Forward Transaction Agreement
BPS	0	0	(22,554)	(22,554)	22,452	(102)
MSC	0	0	(139,216)	(139,216)	138,361	(855)

Total Borrowings and Other Financing Transactions	$5,501	$0	$(161,770)

50	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Inflation Protected Securities	$0	$(1,125)	$0	$0	$(1,125)
U.S. Treasury Obligations	0	(160,645)	0	0	(160,645)

Total Borrowings	$0	$(161,770)	$0	$0	$(161,770)

Payable for sale-buyback financing transactions					$(161,770)

(f)	Securities with an aggregate market value of $160,813 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(141,855) at a weighted average interest rate of 4.301%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(396) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Brent Crude September Futures	07/2026	1	$	60	$(1)	$0	$(1)
Cocoa July Futures	07/2026	1		61	2	0	0
Cocoa March Futures	03/2026	1		61	2	0	0
Copper March Futures	03/2026	1		142	13	0	(2)
Euro-BTP Future March Futures	03/2026	47		6,638	(14)	0	(20)
Gas Oil June Futures	06/2026	1		60	(5)	0	0
Gold 100 oz. April Futures	04/2026	1		437	(6)	0	(5)
Iron Ore March Futures	03/2026	7		73	4	0	0
Live Cattle April Futures	04/2026	4		372	6	2	0
LME Zinc March Futures	03/2026	3		234	8	8	0
New York Harbor June Futures	05/2026	1		85	(4)	0	(1)
RBOB Gasoline June Futures	05/2026	3		247	(3)	0	(2)
Soybean March Futures	03/2026	3		157	(10)	0	(2)
Soybean Meal March Futures	03/2026	18		539	(45)	0	(5)
U.S. Treasury 5-Year Note March Futures	03/2026	76		8,307	(1)	0	(9)
U.S. Treasury 10-Year Note March Futures	03/2026	135		15,179	(32)	0	(27)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	109		12,862	(119)	0	(41)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	20		2,300	(22)	0	(4)

					$(227)	$10	$(119)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Arabica Coffee March Futures	03/2026	1	$	(131)	$1	$1	$0
Corn July Futures	07/2026	13		(295)	2	0	0
Corn March Futures	03/2026	25		(550)	(6)	0	0
Cotton No. 2 July Futures	07/2026	7		(234)	(2)	0	0
Cotton No. 2 March Futures	03/2026	4		(129)	1	0	0
Euro-Bobl March Futures	03/2026	36		(4,914)	38	3	0
Euro-Bund March Futures	03/2026	10		(1,499)	21	3	0
Euro-Buxl 30-Year Bond March Futures	03/2026	2		(259)	4	1	0
Euro-Oat March Futures	03/2026	111		(15,731)	146	38	0
Gold 100 oz. February Futures	02/2026	3		(1,302)	(50)	14	0
Hard Red Winter Wheat March Futures	03/2026	5		(129)	3	2	0
Lean Hogs April Futures	04/2026	6		(216)	(4)	1	0
LME Aluminum March Futures	03/2026	3		(225)	(13)	0	(13)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	51

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
LME Lead March Futures	03/2026	8	$	(402)	$0	$4	$(4)
Natural Gas July Futures	06/2026	1		(37)	4	1	0
Natural Gas March Futures	02/2026	3		(94)	20	6	0
Natural Gas March Futures	02/2026	5		(121)	(2)	0	(3)
Soybean July Futures	07/2026	2		(107)	1	1	0
Soybean Oil July Futures	07/2026	2		(59)	0	1	0
Soybean Oil March Futures	03/2026	3		(87)	5	2	0
Sugar No. 11 July Futures	06/2026	14		(231)	(4)	0	(1)
Sugar No. 11 March Futures	02/2026	1		(17)	2	0	0
U.S. Treasury 2-Year Note March Futures	03/2026	261		(54,494)	(46)	18	0
U.S. Treasury Long-Term Bond March Futures	03/2026	167		(19,304)	135	36	0
Wheat July Futures	07/2026	2		(53)	0	0	0
Wheat March Futures	03/2026	1		(11)	0	0	0
Wheat March Futures	03/2026	9		(228)	9	2	0
White Sugar May Futures	04/2026	2		(43)	(1)	0	0

					$264	$134	$(21)

Total Futures Contracts					$37	$144	$(140)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	14,100	$(73)	$151	$78	$16	$0
Pay(1)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		6,100	26	6	32	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	172,740	(3)	20	17	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		160,000	(2)	21	19	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		607,000	55	182	237	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	01/18/2026		$1,400	(7)	1	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.758	Annual	01/18/2026		4,800	(22)	0	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		14,780	(186)	(364)	(550)	0	(15)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		6,966	0	30	30	10	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		9,035	9	0	9	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		17,303	(17)	(156)	(173)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		550	24	(3)	21	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		1,000	14	14	28	3	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		914	7	9	16	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		3,050	189	938	1,127	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		7,000	134	1,484	1,618	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,000	53	183	236	6	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032	EUR	5,600	0	88	88	0	(6)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		14,400	(46)	(258)	(304)	0	(20)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		1,000	62	601	663	2	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		1,100	1	727	728	3	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,900	118	1,139	1,257	4	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		2,710	(41)	203	162	9	0
Receive	CPTFEMU	2.965	Maturity	05/15/2027		200	0	4	4	0	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,000	1	15	16	0	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		300	0	2	2	0	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		2,800	0	5	5	0	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		2,570	(19)	(516)	(535)	4	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		450	0	(2)	(2)	0	(1)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,100	(6)	(79)	(85)	0	(2)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,100	(1)	(55)	(56)	0	(3)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,100	(2)	(15)	(17)	0	(1)
Pay	CPTFEMU	2.487	Maturity	05/15/2037		10	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	17	17	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		400	(10)	34	24	1	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		170	0	4	4	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		300	0	35	35	1	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		700	5	108	113	2	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		700	2	126	128	2	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	0	31	31	0	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	65	69	1	0
Pay	CPURNSA	3.042	Maturity	02/21/2026		$1,600	0	5	5	0	0
Pay	CPURNSA	2.418	Maturity	03/05/2026		4,500	(542)	16	(526)	1	0
Pay	CPURNSA	3.323	Maturity	04/23/2026		6,500	4	47	51	1	0

52	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPURNSA	2.767%	Maturity	05/13/2026		$2,900	$(295)	$19	$(276)	$0	$0
Receive	CPURNSA	2.813	Maturity	05/14/2026		800	0	74	74	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		830	0	81	81	0	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	58	58	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		2,200	0	(234)	(234)	0	(1)
Pay	CPURNSA	2.165	Maturity	04/16/2029		2,000	0	(267)	(267)	0	(4)
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,000	0	(153)	(153)	0	(2)
Pay	CPURNSA	1.997	Maturity	07/25/2029		1,300	0	(191)	(191)	0	(2)
Pay	CPURNSA	1.882	Maturity	11/20/2029		500	1	(81)	(80)	0	(1)
Receive	CPURNSA	2.311	Maturity	02/24/2031		1,500	1	180	181	3	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039	EUR	300	0	(44)	(44)	0	0
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	1,200	0	(16)	(16)	0	0
Pay	UKRPI	0.000	Maturity	08/15/2034		1,500	8	68	76	1	0
Pay	UKRPI	3.466	Maturity	09/15/2034		600	0	27	27	0	0

Total Swap Agreements							$(554)	$4,384	$3,830	$165	$(58)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$146	$165	$311	$0	$(150)	$(58)	$(208)

(h)

Securities with an aggregate market value of $533 and cash of $2,366 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $2 and liability of $(10) for closed futures is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2026	JPY	15,273		$98	$1	$0

BOA	01/2026	AUD	15		10	0	0
	01/2026	KRW	699,488		480	0	(6)
	01/2026	PLN	586		160	0	(3)
	01/2026	THB	1,948		60	0	(2)
	01/2026	TWD	9,133		299	8	0
	01/2026		$151	EUR	128	0	0
	01/2026		241	PLN	880	4	0
	01/2026		34	TWD	1,076	0	0
	01/2026		130	ZAR	2,167	1	0
	02/2026	ILS	531		$167	0	0
	04/2026		$45	MXN	833	1	0

BPS	01/2026	AUD	2,161		$1,405	0	(38)
	01/2026	CHF	134		169	0	(1)
	01/2026	CNH	4,697		667	0	(7)
	01/2026	GBP	166		224	1	0
	01/2026	ILS	1,397		431	0	(8)
	01/2026	INR	14,425		160	0	0
	01/2026	JPY	43,600		282	4	0
	01/2026	NZD	965		548	0	(7)
	01/2026	PLN	1,358		372	0	(6)
	01/2026	TWD	30,777		1,013	32	0
	01/2026		$94	CAD	129	0	0
	01/2026		799	CNH	5,593	3	0
	01/2026		70	INR	6,324	0	0
	01/2026		420	PLN	1,520	3	0
	01/2026		1,198	TWD	37,618	3	(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	53

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$288	ZAR	4,810	$2	$0
	01/2026	ZAR	2,018		$121	0	(1)
	02/2026		$163	INR	14,674	0	0
	02/2026		414	TWD	12,986	0	0
	03/2026	TWD	6,020		$194	1	0

BRC	01/2026	DKK	13,255		2,057	0	(30)
	01/2026	EUR	193		224	0	(3)
	01/2026	ILS	226		70	0	(1)
	01/2026		$1,917	GBP	1,467	59	0
	01/2026		707	PLN	2,574	10	0
	01/2026		8	ZAR	141	0	0
	02/2026	ILS	236		$73	0	(1)
	03/2026		$397	MXN	7,350	8	0

CBK	01/2026	EUR	146		$170	0	(2)
	01/2026	NZD	1,096		631	0	(1)
	01/2026	TWD	46,838		1,541	49	0
	01/2026		$180	AUD	272	1	0
	01/2026		457	CNH	3,190	1	0
	01/2026		86	EUR	74	1	0
	01/2026		40	ILS	128	0	0
	01/2026		2,789	INR	249,252	2	(24)
	01/2026		270	JPY	42,000	0	(2)
	01/2026		50	PLN	179	0	0
	01/2026		0	THB	3	0	0
	01/2026		341	TWD	10,652	0	(2)
	01/2026		171	ZAR	2,873	2	0
	02/2026	ILS	417		$131	0	0
	02/2026		$10	TWD	324	0	0
	03/2026	TWD	6,543		$210	1	0

DUB	01/2026	ILS	395		123	0	(1)
	01/2026	KRW	342,872		234	0	(4)
	01/2026	NZD	243		140	1	0
	01/2026		$252	ILS	804	0	0
	01/2026		852	INR	75,900	0	(10)
	01/2026		716	KRW	1,051,700	14	0
	01/2026		1,336	MXN	24,809	39	0
	01/2026		82	TWD	2,540	0	(1)
	01/2026		134	ZAR	2,265	2	0
	02/2026	ILS	804		$252	0	0
	02/2026		$14	TWD	437	0	0

GLM	01/2026	BRL	637		$114	0	(3)
	01/2026	CNH	2,341		333	0	(3)
	01/2026	ILS	195		60	0	(1)
	01/2026	TWD	4,425		141	0	0
	01/2026		$116	BRL	637	0	0
	01/2026		195	CHF	156	3	0
	01/2026		331	CNH	2,332	4	0
	01/2026		728	PLN	2,661	13	0
	01/2026		62	THB	1,974	1	0
	01/2026		7	ZAR	129	0	0
	02/2026		216	BRL	1,208	3	0
	03/2026	BRL	112		$20	0	0
	03/2026		$3,703	BRL	20,516	0	(7)
	03/2026		188	MXN	3,485	5	0
	04/2026		389		7,174	5	0

JPM	01/2026	AUD	1,987		$1,298	0	(28)
	01/2026	BRL	635		115	0	(1)
	01/2026	CNH	9,746		1,384	0	(15)
	01/2026	ILS	2,080		637	0	(16)
	01/2026	INR	13,261		149	2	0
	01/2026	NZD	431		250	2	0
	01/2026	PLN	1,430		390	0	(8)
	01/2026		$118	BRL	635	0	(2)
	01/2026		410	CNH	2,883	3	0
	01/2026		343	INR	30,534	0	(4)
	01/2026		419	PLN	1,546	12	0
	01/2026		13	ZAR	222	0	0
	02/2026		428	MXN	7,930	11	0
	03/2026		254		4,657	3	0
	04/2026		146		2,699	2	0

54	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	01/2026	CAD	4,943		$3,512	$0	$(91)
	01/2026	CHF	384		481	0	(4)
	01/2026	EUR	13,478		15,643	0	(203)
	01/2026	JPY	444,108		2,853	16	0
	01/2026	NZD	311		180	1	0
	01/2026	SGD	5,216		4,020	0	(41)
	01/2026		$53	INR	4,757	0	0
	01/2026		125	PLN	458	3	0
	01/2026		81	THB	2,625	2	0
	01/2026		53	TWD	1,659	0	0
	02/2026	MXN	115		$6	0	0
	03/2026		$106	MXN	1,950	2	0
	04/2026		117		2,158	2	0

MYI	01/2026	JPY	84		$1	0	0
	02/2026	ILS	837		260	0	(3)

SCX	01/2026	CNH	4,668		663	0	(7)
	01/2026	INR	2,728		30	0	0
	01/2026	JPY	791,754		5,086	28	0
	01/2026	TWD	13,488		443	13	0
	01/2026		$49	INR	4,449	0	0
	02/2026		464	MXN	8,614	12	0

UAG	01/2026	CHF	73		$91	0	(1)
	01/2026		$596	PLN	2,166	8	0
	01/2026		14	ZAR	246	1	0
	02/2026		106	MXN	1,959	3	0

Total Forward Foreign Currency Contracts						$414	$(601)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(54)	$(25)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350%	01/07/2027	12,200	$(111)	$(41)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,200	(111)	(80)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	3,000	(27)	(15)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	3,000	(28)	(14)

							$(277)	$(150)

Total Written Options							$(331)	$(175)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/(Received)	Net Exposure(2)
AZD	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
BOA	14	0	0	14	(11)	0	0	(11)	3	(20)	(17)
BPS	49	0	0	49	(70)	0	0	(70)	(21)	0	(21)
BRC	77	0	0	77	(35)	0	0	(35)	42	0	42
CBK	57	0	0	57	(31)	0	0	(31)	26	0	26
DUB	56	0	0	56	(16)	0	0	(16)	40	0	40
GLM	34	0	0	34	(14)	(175)	0	(189)	(155)	(260)	(415)
JPM	35	0	0	35	(74)	0	0	(74)	(39)	0	(39)
MBC	26	0	0	26	(339)	0	0	(339)	(313)	341	28
MYI	0	0	0	0	(3)	0	0	(3)	(3)	(10)	(13)
SCX	53	0	0	53	(7)	0	0	(7)	46	0	46
UAG	12	0	0	12	(1)	0	0	(1)	11	0	11

Total Over the Counter	$414	$0	$0	$414	$(601)	$(175)	$0	$(776)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	55

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

(j)

Securities with an aggregate market value of $341 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$46	$0	$0	$0	$100	$146
Swap Agreements	0	0	0	0	165	165

	$46	$0	$0	$0	$265	$311

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$414	$0	$414

	$46	$0	$0	$414	$265	$725

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$40	$0	$0	$0	$110	$150
Swap Agreements	0	0	0	0	58	58

	$40	$0	$0	$0	$168	$208

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$601	$0	$601
Written Options	0	0	0	0	175	175

	$0	$0	$0	$601	$175	$776

	$40	$0	$0	$601	$343	$984

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(329)	$0	$0	$0	$(290)	$(619)
Swap Agreements	0	0	0	0	(747)	(747)

	$(329)	$0	$0	$0	$(1,037)	$(1,366)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(886)	$0	$(886)
Written Options	0	0	0	0	290	290

	$0	$0	$0	$(886)	$290	$(596)

	$(329)	$0	$0	$(886)	$(747)	$(1,962)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(111)	$0	$0	$0	$(198)	$(309)
Swap Agreements	0	0	0	0	3,234	3,234

	$(111)	$0	$0	$0	$3,036	$2,925

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(753)	$0	$(753)
Written Options	0	0	0	0	(21)	(21)

	$0	$0	$0	$(753)	$(21)	$(774)

	$(111)	$0	$0	$(753)	$3,015	$2,151

56	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,097	$0	$2,097
Industrials	0	1,745	0	1,745
U.S. Government Agencies	0	66,777	0	66,777
U.S. Treasury Obligations	0	235,045	0	235,045
Non-Agency Mortgage-Backed Securities	0	1,260	0	1,260
Asset-Backed Securities
CMBS Other	0	601	0	601
Home Equity Other	0	1,574	0	1,574
Other ABS	0	21,991	0	21,991
Sovereign Issues	0	13,920	0	13,920
Short-Term Instruments
Mutual Funds	0	194	0	194
Repurchase Agreements	0	5,500	0	5,500
U.S. Treasury Bills	0	341	0	341

Total Investments	$0	$351,045	$0	$351,045

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$90	$219	$0	$309
Over the counter	0	414	0	414

	$90	$633	$0	$723

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(59)	(139)	0	(198)
Over the counter	0	(776)	0	(776)

	$(59)	$(915)	$0	$(974)

Total Financial Derivative Instruments	$31	$(282)	$0	$(251)

Totals	$31	$350,763	$0	$350,794

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	57

Schedule of Investments	PIMCO Fixed Income SHares: Series TE

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.7%

AM Bidco Operations LLC
TBD% - 3.792% (TSFR3M + 0.000%) due 10/21/2027 «~µ(f)	$151	$125

Bonnie Brae
7.095% due 06/01/2059 «~	520	524
7.095% due 06/02/2059 «~	1,620	1,643

Calcasieu Heights Senior LP
TBD% due 09/24/2026 «	7,152	7,154

Total Loan Participations and Assignments (Cost $9,421)		9,446

CORPORATE BONDS & NOTES 0.3%

BANKING & FINANCE 0.1%

Benloch Ranch Improvement Association No. 2
10.000% due 12/01/2051 «	197	147

INDUSTRIALS 0.2%

Providence St. Joseph Health Obligated Group
5.403% due 10/01/2033	700	723

Total Corporate Bonds & Notes (Cost $893)		870

MUNICIPAL BONDS & NOTES 86.9%

ALABAMA 5.5%

Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055	250	251
5.000% due 06/01/2055	800	816

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	2,000	2,199

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	600	642

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055	300	321

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025
5.000% due 10/01/2035	1,200	1,272

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	1,000	1,089

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2054	1,990	1,903

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	1,000	1,073

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	800	850

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	1,500	1,606
5.250% due 03/01/2055	2,000	2,111

		14,133

ALASKA 0.2%

Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	4,500	508

ARIZONA 0.7%

Arizona Industrial Development Authority Revenue Bonds, Series 2025
6.750% due 12/01/2055	250	256

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018
5.000% due 07/01/2028	$250	$258

Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2019
5.000% due 07/01/2049	1,250	1,277

		1,791

ARKANSAS 0.7%

Arkansas Development Finance Authority Revenue Bonds, Series 2019
4.500% due 09/01/2049	1,200	1,167

Arkansas Development Finance Authority Revenue Bonds, Series 2020
4.750% due 09/01/2049	200	196

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	500	542

		1,905

CALIFORNIA 6.3%

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,000	1,072
5.000% due 02/01/2055	700	757

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	600	623

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	250	195

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (c)	1,000	190

California Educational Facilities Authority Revenue Bonds, Series 2023
5.500% due 10/01/2053	1,000	969

California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	800	813
7.000% due 03/01/2053	250	251

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	2,250	217

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	1,000	1,044

California Municipal Finance Authority Revenue Bonds, Series 2025
5.000% due 01/01/2038	500	514

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	250	257

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	500	500

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	250	257

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	200	177

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (d)	500	329

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	9,000	882
3.714% due 06/01/2041	2,000	1,557
4.214% due 06/01/2050	100	73

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	300	296

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	$1,000	$901

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
4.000% due 05/15/2048	1,000	904

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	500	505

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	300	339

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	2,500	392

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (c)	2,000	414

University of California Revenue Bonds, Series 2022
5.000% due 05/15/2052	1,800	1,876

		16,304

COLORADO 4.7%

Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024
5.500% due 12/01/2044	1,000	1,014

Canyons Metropolitan District No 5, Colorado General Obligation Bonds, Series 2024
6.500% due 12/15/2054	250	250

Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2017
5.000% due 12/01/2037	250	250

Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018
5.250% due 12/01/2048	500	501

Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020
5.000% due 12/01/2047	500	482

Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021
0.000% due 12/01/2051 (d)	750	622

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021
4.000% due 03/15/2046	1,000	951

Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, Series 2024
6.125% due 12/15/2054	750	730

Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
4.000% due 12/01/2043	1,000	934

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	1,939	1,982

Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024
5.125% due 12/01/2033	870	902

Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	500	489

Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021
4.000% due 12/01/2036	750	715

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	550	526

Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2024
5.750% due 12/01/2054	500	503

Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020
0.000% due 12/01/2050 (d)	1,000	864

58	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019
5.000% due 12/01/2049	$500	$476

		12,191

DELAWARE 0.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	965	848
7.120% due 10/01/2038	175	171

		1,019

DISTRICT OF COLUMBIA 0.1%

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2025
5.250% due 07/15/2055	300	316

FLORIDA 11.2%

Alachua County, Florida Housing Finance Authority Revenue Bonds, Series 2025
6.300% due 07/01/2055	250	262

Antillia Community Development District, Florida Special Assessment Bonds, Series 2024
5.600% due 05/01/2044	620	634

Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.625% due 05/01/2054	405	405

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022
5.000% due 05/01/2042	300	305

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2055	250	249

Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2022
4.250% due 05/01/2032	390	395

Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	250	251

Berry Bay II Community Development District, Florida Special Assessment Notes, Series 2024
4.450% due 05/01/2031	220	223

Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2022
5.000% due 04/01/2047	1,000	1,016

Capital Trust Agency Inc, Florida Revenue Bonds, Series 2021
5.000% due 01/01/2056	250	211

Capital Trust Authority, Florida Revenue Bonds, Series 2025
5.250% due 07/01/2050	1,300	1,262

Charlotte County Industrial Development Authority, Florida Revenue Notes, Series 2025
5.125% due 10/01/2035	685	709

Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	500	496

Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.250% due 07/01/2047	400	394
5.250% due 07/01/2053	1,400	1,379

Florida Higher Educational Facilities Financing Authority Revenue Bonds, Series 2025
6.000% due 07/01/2045	600	598
6.250% due 07/01/2055	200	199

Florida Local Government Finance Commission Revenue Bonds, Series 2025
6.625% due 11/15/2045	335	354

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gas Worx Community Development District, Florida Special Assessment Bonds, Series 2025
5.000% due 05/01/2036	$615	$644

GIR East Community Development District, Florida Special Assessment Bonds, Series 2025
5.300% due 05/01/2045	1,000	996

Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024
5.700% due 05/01/2044	1,000	1,017

Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2025
5.750% due 05/01/2055	500	505

Hickory Tree Community Development District, Florida Special Assessment Bonds, Series 2024
5.450% due 05/01/2055	250	246

Hyde Park Community Development District No 1, Florida Special Assessment Bonds, Series 2024
5.350% due 05/01/2044	420	423

Ibis Landing Community Development District, Florida Special Assessment Bonds, Series 2025
5.700% due 06/15/2045	615	640

Lakes of Sarasota Community Development District 2, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2045	230	232

Lakes of Sarasota Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2044	425	426

Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	580	591
5.550% due 05/01/2054	530	537

Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2040	400	424

LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024
5.375% due 05/01/2044	840	838

Magnolia Island Community Development District, Florida Special Assessment Bonds, Series 2025
5.550% due 05/01/2045	250	252

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2025
5.250% due 10/01/2055	1,000	1,050

Miami-Dade County, Florida Aviation Revenue Notes, Series 2024
5.000% due 10/01/2034	440	494

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	956

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	615	615

Newfield Community Development District, Florida Special Assessment Notes, Series 2025
5.000% due 05/01/2035	790	841

Newport Isles Community Development District, Florida Special Assessment Bonds, Series 2024
5.200% due 05/01/2054	150	146

Normandy Community Development District, Florida Special Assessment Bonds, Series 2024
5.550% due 05/01/2054	250	241

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 08/01/2047	150	150

Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2028 (c)	475	429

Parrish Lakes Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	475	482

Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2024
5.375% due 05/01/2055	100	98

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2045	$250	$250

Pioneer Ranch Community Development District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	780	777

Reflection Bay Community Development District, Florida Special Assessment Notes, Series 2025
5.000% due 05/01/2035	625	656

Rivers Edge III Community Development District, Florida Special Assessment Bonds, Series 2025
5.750% due 05/01/2045	100	103

Rookery Community Development District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	300	295

School Board of Miami-Dade County, Florida General Obligation Bonds, Series 2017
4.000% due 03/15/2042	1,000	1,001

Seagrove Community Development District, Florida Special Assessment Bonds, Series 2024
4.875% due 06/15/2044	250	245

St Johns County, Florida Industrial Development Authority Revenue Notes, Series 2021
4.000% due 12/15/2029	225	224
4.000% due 12/15/2030	200	199
4.000% due 12/15/2031	210	208

Sunrise Community Development District, Florida Special Assessment Bonds, Series 2025
5.625% due 05/01/2045	350	347

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.850% due 05/01/2038	490	508

Village Community Development District No. 15, Florida Special Assessment Notes, Series 2024
4.000% due 05/01/2034	250	254

Westview South Community Development District, Florida Special Assessment Bonds, Series 2025
6.000% due 05/01/2045	1,000	1,043

		28,725

GEORGIA 0.8%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2024
0.000% due 12/15/2048 (d)	500	449

Atlanta Development Authority, Georgia Tax Allocation Notes, Series 2024
5.000% due 04/01/2034	100	102

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	550	589

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055	900	959

		2,099

IDAHO 0.2%

Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 03/01/2060	200	221

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	430	410

		631

ILLINOIS 5.2%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2046	500	461

Chicago Board of Education, Illinois General Obligation Bonds, Series 2025
5.000% due 12/01/2040	1,000	981
5.750% due 12/01/2050	1,400	1,394

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	59

Schedule of Investments	PIMCO Fixed Income SHares: Series TE	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 12/01/2043	$1,000	$1,052

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.250% due 01/01/2048	1,000	1,029

Chicago O’Hare International Airport, Illinois Revenue Notes, Series 2024
5.000% due 01/01/2033	500	554

Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2024
5.000% due 12/01/2049	300	311

Chicago, Illinois General Obligation Bonds, Series 2023
5.500% due 01/01/2039	300	315

Illinois Finance Authority Revenue Bonds, Series 2017
4.000% due 07/15/2047	1,975	1,790
5.250% due 05/15/2054	100	78
5.500% due 05/15/2054	400	325

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	440	448

Illinois Sales Tax State Revenue Bonds, Series 2016
3.000% due 06/15/2034	1,180	1,113

Illinois State General Obligation Bonds, Series 2018
5.000% due 10/01/2033	1,000	1,047

Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2037	1,000	1,102

Illinois State General Obligation Notes, Series 2020
5.500% due 05/01/2030	850	910

Village of Gilberts, Illinois Special Service Area No 24, Special Tax Bonds, Series 2014
5.375% due 03/01/2034	443	429

		13,339

INDIANA 0.8%

Evansville, Indiana Revenue Bonds, Series 2017
5.450% due 01/01/2038	500	477

Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2054	100	100

Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	175	175
6.250% due 07/01/2056	295	283

Indianapolis, Indiana Revenue Bonds, Series 2016
6.250% due 07/01/2056	295	283

Mishawaka, Indiana Revenue Bonds, Series 2017
5.375% due 01/01/2038	300	294

Valparaiso, Indiana Revenue Bonds, Series 2021
5.375% due 12/01/2041	245	224

Valparaiso, Indiana Revenue Bonds, Series 2025
6.250% due 10/01/2050	250	254

		2,090

IOWA 0.9%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, (FNMA Insured), Series 2024
4.650% due 07/01/2043	2,000	2,039

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	250	222

		2,261

KANSAS 0.4%

Colby, Kansas Revenue Notes, Series 2024
5.500% due 07/01/2026	1,000	1,000

KENTUCKY 0.8%

Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.000% due 05/01/2036	1,400	1,488

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kentucky Public Energy Authority Revenue Notes, Series 2025
5.000% due 12/01/2033	$500	$519

		2,007

LOUISIANA 0.8%

Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
4.750% due 07/01/2065	1,500	1,462

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	660	579

		2,041

MAINE 0.4%

Finance Authority of Maine Revenue Bonds, Series 2015
5.000% due 08/01/2035	675	697

Finance Authority of Maine Revenue Bonds, Series 2024
4.625% due 12/01/2047	250	252

		949

MARYLAND 0.5%

Maryland Department of Transportation State Revenue Bonds, (AGC/CR Insured), Series 2021
4.000% due 08/01/2051	1,000	884

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 07/01/2045	300	327

		1,211

MASSACHUSETTS 2.3%

Commonwealth of Massachusetts General Obligation Bonds, Series 2020
5.000% due 07/01/2048	600	617

Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 08/01/2048	700	739

Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025
5.000% due 07/01/2050	600	619

Massachusetts Development Finance Agency Revenue Bonds, Series 2013
4.000% due 07/01/2043	1,750	1,612

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 10/01/2048	1,000	944

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
5.000% due 07/01/2044	350	351

Massachusetts Development Finance Agency Revenue Bonds, Series 2025
6.000% due 07/01/2050	1,000	1,065

		5,947

MICHIGAN 0.8%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	497	390

Michigan State Hospital Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2055	1,500	1,707

		2,097

MINNESOTA 1.4%

Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024
5.250% due 01/01/2054	1,000	1,035

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 01/01/2055	$1,955	$2,199

Shakopee, Minnesota Senior Housing Revenue Bonds, Series 2025
5.625% due 11/01/2045	250	252

		3,486

MISSOURI 0.4%

Jefferson County Industrial Development Authority, Missouri Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 02/01/2043	996	993

MULTI-STATE 2.0%

Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, (FNMA Insured), Series 2024
4.375% due 04/01/2043	1,000	1,017

FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
0.000% due 01/25/2043	2,191	2,232

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.140% due 01/25/2040	487	476
4.415% due 08/25/2040	493	499

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.519% due 08/25/2041 ~	497	503
4.547% due 10/25/2040	494	505

		5,232

NEVADA 0.2%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	290	289

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	1,000	158

		447

NEW HAMPSHIRE 1.3%

New Hampshire Business Finance Authority Affordable Housing Bonds, (HUD Insured), Series 2024
4.150% due 10/20/2040	399	400

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.086% due 01/20/2041 ~	2,000	1,558
4.086% due 11/20/2042	997	973
5.625% due 06/01/2039	200	200

New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2030	280	283

		3,414

NEW JERSEY 1.2%

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	1,000	1,007

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025
4.550% due 05/01/2041	995	1,012

Passaic County, New Jersey Improvement Authority Revenue Bonds, Series 2025
5.000% due 07/01/2044	750	757

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	200	197

		2,973

NEW MEXICO 0.2%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	500	474

60	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 4.1%

Brookhaven Local Development Corp. New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	$500	$416

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2053	200	210

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2046	1,000	1,045

New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056	600	636

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,000

New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2036	660	743

New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024
5.500% due 06/30/2060	1,000	1,037

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 10/01/2040	2,000	2,029

New York Transportation Development Corp. Revenue Bonds, Series 2025
6.000% due 06/30/2059	750	789

Onondaga Civic Development Corp. New York Revenue Bonds, Series 2024
5.375% due 08/01/2054	1,000	870

Port Authority of New York & New Jersey Revenue Bonds, Series 2022
5.250% due 08/01/2047	1,000	1,045

Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	2,000	178

Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025
7.500% due 11/01/2055 (f)	500	549

		10,547

OHIO 4.7%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	11,300	839
5.000% due 06/01/2055	5,400	4,378

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	1,155	1,049
5.500% due 02/15/2057	510	501

Dayton-Montgomery County, Ohio Port Authority Revenue Bonds, Series 2025
6.625% due 01/01/2045	200	209

Lancaster Port Authority, Ohio Revenue Bonds, Series 2024
5.000% due 02/01/2055	150	159

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	750	676

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	695	764

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.550% due 09/01/2045	1,000	998

Ohio Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 01/01/2045	250	251

Ohio Housing Finance Agency Revenue Bonds, Series 2025
6.100% due 01/01/2046	500	503
6.250% due 01/01/2045	400	411
6.300% due 01/01/2045	500	506
6.375% due 01/01/2045	250	259

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 01/01/2045	$200	$205

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, Series 2025
6.500% due 01/01/2045	300	311

		12,019

OREGON 0.2%

Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2038 (c)	750	443

University of Oregon Revenue Bonds, Series 2020
5.000% due 04/01/2050	200	204

		647

PENNSYLVANIA 3.1%

Bucks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 07/01/2046	275	238
4.000% due 07/01/2051	800	672
5.000% due 07/01/2040	1,250	1,290
5.000% due 07/01/2054	200	193

Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021
5.000% due 11/01/2046	45	45

Lancaster Municipal Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 05/01/2054	400	390

Lehigh County, Pennsylvania Revenue Bonds, (AGC/CR Insured), Series 2019
4.000% due 07/01/2049	500	448

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 11/01/2044	150	145

Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015
6.000% due 07/01/2045	1,000	983

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
6.000% due 06/30/2061	1,000	1,054

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060	1,000	1,104

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	500	509

Pennsylvania Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2025
4.900% due 06/01/2041	997	1,030

		8,101

PUERTO RICO 4.3%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2005
0.000% due 05/15/2050 (c)	2,000	410

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	777	498
0.000% due 11/01/2051	3,134	2,053

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	1,311	1,276

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.359% (US0003M + 0.520%) due 07/01/2029 ~	735	713

Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040 ^(a)	1,150	771

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	1,730	581
0.000% due 07/01/2051 (c)	17,345	4,361

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	$500	$500

		11,163

RHODE ISLAND 0.9%

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,000
5.000% due 06/01/2050	1,250	1,240

		2,240

SOUTH CAROLINA 1.3%

County of Lancaster, Special Assessment Revenue Bonds, Series 2025
6.000% due 06/01/2045	500	516

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025
5.625% due 10/01/2050	650	650

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.250% due 12/01/2049	200	211
5.500% due 12/01/2054	625	667

Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017
5.000% due 04/15/2048	1,200	1,211

		3,255

TENNESSEE 0.4%

Tennessee Housing Development Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.000% due 01/01/2056	1,000	1,101

TEXAS 10.7%

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.500% due 08/15/2050	1,000	1,003

Athens Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	500	520

Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	100	101

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043 ^(a)	73	7

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	250	245

Celina, Texas Special Assessment Bonds, Series 2024
5.500% due 09/01/2054	500	511

City of Lavon, Texas, Special Assessment Revenue Bonds, Series 2025
5.750% due 09/15/2045	875	902

Club Municipal Management District No 1, Texas Special Assessment Bonds, Series 2024
5.100% due 09/01/2044	350	351

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025
5.250% due 11/01/2043	1,000	1,068

Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2022
6.000% due 12/01/2062	250	235

Denton County, Texas Special Assessment Bonds, Series 2025
6.125% due 12/31/2055	1,250	1,290
6.697% due 01/01/2043 «	300	300

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2053	500	515

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	61

Schedule of Investments	PIMCO Fixed Income SHares: Series TE	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024
4.250% due 12/01/2034	$400	$406

Frenship Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	1,000	1,042

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,000	1,024

Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2036	2,150	2,351

Houston, Texas Airport System Revenue Notes, Series 2024
5.250% due 07/15/2034	300	323

Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2053	600	619

Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 08/15/2055	2,000	2,083

Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/01/2055	2,000	2,077

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2050	200	206

Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	200	201

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	500	485

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(a)	260	203
4.000% due 07/01/2036 ^	915	826
4.250% due 07/01/2036 ^(a)	920	718
4.750% due 07/01/2051 ^	50	38

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.000% due 11/01/2055	500	487
5.000% due 11/01/2060	1,000	964
5.250% due 08/15/2043	500	547

North Texas Municipal Water District Water System Revenue Bonds, Series 2025
5.000% due 09/01/2044	2,000	2,127

Pilot Point, Texas Special Assessment Bonds, Series 2025
6.125% due 09/15/2045	680	704

Princeton, Texas Special Assessment Bonds, Series 2025
5.375% due 09/01/2045	420	423

Princeton, Texas Special Assessment Notes, Series 2024
4.250% due 09/01/2031	261	265

Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2054	200	206

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020
6.875% due 11/15/2055	200	188

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2049	500	518
5.500% due 11/15/2052	300	324

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.120% (TSFR3M) due 12/15/2026 ~	500	500

Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047	600	579

		27,482

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTAH 2.4%

Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025
5.000% due 06/01/2040	$1,000	$1,104

Downtown Revitalization Public Infrastructure District, Utah Revenue Notes, Series 2025
5.000% due 07/15/2035	1,300	1,310

Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024
5.500% due 06/15/2039	500	514
6.000% due 06/15/2054	1,000	1,027

Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2025
5.500% due 06/01/2050	500	501

Salt Lake City, Utah Airport Revenue Bonds, (AGM/CR Insured), Series 2021
4.000% due 07/01/2051	1,000	893

UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021
4.375% due 06/01/2052	1,000	917

		6,266

VERMONT 0.1%

Vermont Economic Development Authority Revenue Bonds, Series 2022
4.375% due 06/01/2052	250	252

VIRGINIA 0.5%

Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	365	353

Virginia Small Business Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2039	1,000	1,061

		1,414

WASHINGTON 1.3%

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	1,000	937

Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2035	700	794

Washington State Housing Finance Commission Revenue Bonds, Series 2024
6.000% due 07/01/2059	500	510

Washington State Housing Finance Commission Revenue Bonds, Series 2025
3.947% due 11/20/2041	199	189
6.000% due 01/01/2046	700	700
7.000% due 07/01/2064	100	103

		3,233

WEST VIRGINIA 0.4%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	1,000	96

West Virginia Economic Development Authority Revenue Bonds, Series 2025
5.450% due 01/01/2055	900	959

		1,055

WISCONSIN 2.1%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	1,000	770

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	1,915	166
4.500% due 06/01/2056	225	158

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.000% due 12/15/2044	$290	$277

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.250% due 06/15/2045	550	561
5.750% due 12/31/2065	1,800	1,855

Public Finance Authority, Wisconsin Revenue Notes, Series 2023
0.000% due 09/01/2029 (c)	171	131

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
4.500% due 07/01/2043	100	88

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024
5.875% due 07/01/2055	300	300

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2025
6.250% due 11/15/2055	600	595

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2025
5.625% due 07/01/2035	575	605

		5,506

Total Municipal Bonds & Notes (Cost $219,415)		223,864

U.S. GOVERNMENT AGENCIES 2.7%

Federal Home Loan Mortgage Corp.
3.720% due 01/01/2041	981	910
3.800% due 01/01/2040	982	923
3.850% due 07/01/2039 - 01/01/2040	1,487	1,405
4.250% due 08/01/2038	989	981
4.370% due 03/01/2040	490	488
4.900% due 02/01/2040	493	515
5.210% due 08/01/2040	296	317

Federal Home Loan Mortgage Corp. Multifamily ML Certificates
2.990% due 04/25/2043 ~	196	169
3.157% due 01/25/2039 ~	700	471
3.427% due 01/25/2043 ~	300	202
5.306% due 01/25/2042 ~	300	246

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.625% due 07/15/2040 •	244	251

Total U.S. Government Agencies (Cost $6,789)		6,878

	SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

AM Bidco Holdings LLC «(b)	6	0

Total Common Stocks (Cost $0)		0

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (e)	147,405	147

Total Short-Term Instruments (Cost $147)		147

Total Investments in Securities (Cost $236,665)		241,205

62	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.7%

SHORT-TERM INSTRUMENTS 5.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%

PIMCO Short-Term Floating NAV Portfolio III	1,516,944	$14,777

Total Short-Term Instruments (Cost $14,772)		14,777

Total Investments in Affiliates (Cost $14,772)		14,777

Total Investments 99.4% (Cost $251,437)		$255,982

Financial Derivative Instruments (g) 0.0% (Cost or Premiums, net $0)		36

Other Assets and Liabilities, net 0.6%		1,449

Net Assets 100.0%		$257,467

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.

(b)	Security did not produce income within the last twelve months.

(c)	Zero coupon security.

(d)	Security becomes interest bearing at a future date.

(e)	Coupon represents a 7-Day Yield.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AM Bidco Operations LLC	TBD% - 3.792%	10/21/2027	10/21/2025	$127	$125	0.05%
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025	7.500	11/01/2055	08/25/2025	500	549	0.21

				$627	$674	0.26%

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2026	176	$(19,789)	$133	$36	$0

Total Futures Contracts				$133	$36	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	63

Schedule of Investments	PIMCO Fixed Income SHares: Series TE	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$36	$0	$36	$0	$0	$0	$0

Cash of $359 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$36	$36

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(138)	$(138)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$133	$133

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$9,446	$9,446
Corporate Bonds & Notes
Banking & Finance	0	0	147	147
Industrials	0	723	0	723
Municipal Bonds & Notes
Alabama	0	14,133	0	14,133
Alaska	0	508	0	508
Arizona	0	1,791	0	1,791
Arkansas	0	1,905	0	1,905
California	0	16,304	0	16,304
Colorado	0	12,191	0	12,191
Delaware	0	1,019	0	1,019
District of Columbia	0	316	0	316
Florida	0	28,725	0	28,725
Georgia	0	2,099	0	2,099
Idaho	0	631	0	631
Illinois	0	13,339	0	13,339

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Indiana	$0	$2,090	$0	$2,090
Iowa	0	2,261	0	2,261
Kansas	0	1,000	0	1,000
Kentucky	0	2,007	0	2,007
Louisiana	0	2,041	0	2,041
Maine	0	949	0	949
Maryland	0	1,211	0	1,211
Massachusetts	0	5,947	0	5,947
Michigan	0	2,097	0	2,097
Minnesota	0	3,486	0	3,486
Missouri	0	993	0	993
Multi-State	0	5,232	0	5,232
Nevada	0	447	0	447
New Hampshire	0	3,414	0	3,414
New Jersey	0	2,973	0	2,973
New Mexico	0	474	0	474
New York	0	10,547	0	10,547
Ohio	0	12,019	0	12,019

64	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Oregon	$0	$647	$0	$647
Pennsylvania	0	8,101	0	8,101
Puerto Rico	0	11,163	0	11,163
Rhode Island	0	2,240	0	2,240
South Carolina	0	3,255	0	3,255
Tennessee	0	1,101	0	1,101
Texas	0	27,182	300	27,482
Utah	0	6,266	0	6,266
Vermont	0	252	0	252
Virginia	0	1,414	0	1,414
Washington	0	3,233	0	3,233
West Virginia	0	1,055	0	1,055
Wisconsin	0	5,506	0	5,506
U.S. Government Agencies	0	6,878	0	6,878
Short-Term Instruments
Mutual Funds	0	147	0	147

	$0	$231,312	$9,893	$241,205

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,777	$0	$0	$14,777

Total Investments	$14,777	$231,312	$9,893	$255,982

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$36	$0	$36

Total Financial Derivative Instruments	$0	$36	$0	$36

Totals	$14,777	$231,348	$9,893	$256,018

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,418	$0	$3	$0	$25	$0	$0	$9,446	$25
Corporate Bonds & Notes
Banking & Finance	200	0	(3)	0	0	(50)	0	0	147	(37)
Municipal Bonds & Notes
Texas	0	300	0	0	0	0	0	0	300	0
U.S. Government Agencies	241	0	0	2	0	3	0	(246)	0	0

Totals	$441	$9,718	$(3)	$5	$0	$(22)	$0	$(246)	$9,893	$(12)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$2,167	Discounted Cash Flow	Discount Rate	6.650-8.360	7.063
	7,279	Recent Transaction	Purchase Price	82.578-100.00	99.702
Corporate Bonds & Notes
Banking & Finance	147	Discounted Cash Flow	Discount Rate	23.405	—
Municipal Bonds & Notes
Texas	300	Recent Transaction	Purchase Price	100.000	—

Total	$9,893

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	65

Notes to Financial Statements

1. ORGANIZATION

PIMCO Managed Accounts Trust (the “Trust”) was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Fixed Income SHares (“FISH”): Series C, Series LD, Series M, Series R and Series TE (each, a “Portfolio” or “Series” and collectively, the “Portfolios” or “Series”). Each Portfolio has authorized an unlimited number of shares of beneficial interest with $0.001 par value. Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) serves as the Portfolios’ investment adviser and administrator.

Hereinafter, the Board of Trustees of the Portfolios shall be collectively referred to as the “Board.”

Each Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolios as a whole and each Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolios’ portfolio managers as a team. The financial information in the form of each Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Portfolio’s comparative benchmarks and to make resource allocation decisions for each Portfolio’s single segment, is consistent with that presented within the Portfolios’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolios is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

66	PIMCO MANAGED ACCOUNTS TRUST

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(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions to Shareholders Each Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends are declared daily and distributed monthly, generally on the last business day of the month. In addition, each Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if a Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Portfolio’s daily internal accounting records and practices, a Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “Act”), which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a

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Notes to Financial Statements	(Cont.)

fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and

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financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Portfolio normally will be taken into account in calculating the NAV. A Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

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Notes to Financial Statements	(Cont.)

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S.

bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes

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obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation

Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Portfolio Name	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Fixed Income SHares: Series LD	$0	$2,243	$0	$0	$3	$2,246	$42	$0

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Notes to Financial Statements	(Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Fixed Income SHares: Series C	$2,733	$707,146	$(671,101)	$31	$11	$38,820	$1,238	$0

PIMCO Fixed Income SHares: Series LD	1,480	59,099	(59,678)	2	0	903	99	0

PIMCO Fixed Income SHares: Series M	3,366	745,946	(723,400)	43	5	25,960	2,342	0

PIMCO Fixed Income SHares: Series TE	9,818	170,252	(165,300)	8	(1)	14,777	551	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolios may utilize the investments and strategies described below to the extent permitted by each Portfolio’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate,

governmental or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Portfolios may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Portfolio may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Portfolio may

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come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Portfolio may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Portfolio to do so. Alternatively, a Portfolio may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Portfolio may have less information about such issuers than other investors who transact in such assets.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolios may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying

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collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Portfolio may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Portfolio may invest in various tranches of CMO bonds, including support bonds and equity or “first loss” tranches (see “Collateralized Debt Obligations” above).

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolios as of December 31, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

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U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolios to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Portfolios’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolios and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may enter into the borrowings and other financing transactions described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments in each Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by a Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by a Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to a Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties

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are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of

Assets and Liabilities. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Portfolio. A short sale is “against the box” if a Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. The Portfolios are currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolios did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolios may enter into the financial derivative instruments described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation

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(depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

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Notes to Financial Statements	(Cont.)

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of each Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by each Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, a Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value in general better reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

To the extent a Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC

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swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the

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Notes to Financial Statements	(Cont.)

agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolios hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Portfolio, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	FISH: Series C	FISH: Series LD	FISH: Series M	FISH: Series R	FISH: Series TE

Small Portfolio	—	X	—	—	X

Interest Rate	X	X	X	X	X

Credit	X	X	X	X	X

Market	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	—

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	—

Emerging Markets	X	X	X	X	—

Risks	FISH: Series C	FISH: Series LD	FISH: Series M	FISH: Series R	FISH: Series TE

Focused Investment	X	X	X	X	X

Derivatives	X	X	X	X	X

Liquidity	X	X	X	X	X

Management	X	X	X	X	X

High Yield	X	X	X	X	X

Currency	X	X	X	X	—

Leveraging	X	X	X	X	X

Issuer	X	X	X	X	X

Turnover	X	X	X	X	—

Municipal Securities	X	X	X	X	X

Municipal Project-Specific	—	—	—	—	X

Municipal Bond Market	—	—	—	—	X

California State-Specific	—	—	—	—	X

New York State-Specific	—	—	—	—	X

Puerto Rico-Specific	—	—	—	—	X

Sovereign Debt	—	—	—	X	—

Inflation/Deflation	X	X	X	X	X

Contingent Convertible Securities	X	—	X	—	—

Collateralized Loan Obligations	X	X	X	X	—

AMT Bonds	—	—	—	—	X

Please see “Description of Principal Risks” in a Portfolio’s prospectus for a more detailed description of the risks of investing in a Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Credit Risk is the risk that a Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by a Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests

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exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Focused Investment Risk is the risk that, to the extent that a Portfolio focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector. Furthermore, a Portfolio may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to market developments, which will subject the Portfolio to greater risk. A Portfolio also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Portfolio. A Portfolio’s use of derivatives or other similar investments may result in losses to a Portfolio, a reduction in a Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Portfolio’s ability to invest in derivatives, limit a Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Portfolio’s performance.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the

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Notes to Financial Statements	(Cont.)

use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Portfolio’s sensitivity to interest rate changes and other market risks.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

Municipal Securities Risk is the risk that investing in municipal securities subjects a Portfolio to certain risks, including variations in the quality of municipal securities, both within a particular classification and between classifications. The rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Municipal Project-Specific Risk is the risk that a Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Market Risk is the risk that the Portfolio may be adversely affected due to factors such as limited amount of public information available regarding the municipal bonds held in the Portfolio as compared to that for corporate equities or bonds, legislative changes and local and business developments, general conditions of the municipal bond market, the size of the particular offering, the rating of the issue and the maturity of the obligation.

California State-Specific Risk is the risk that the Portfolio, to the extent it focuses its investments in California municipal bonds, may be affected significantly by economic, regulatory, social, environmental or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that the Portfolio, to the extent it focuses its investments in New York municipal bonds, may be affected significantly by economic, regulatory, social or political developments affecting the ability of New York issuers to pay interest or repay principal.

Puerto Rico-Specific Risk is the risk that by investing in municipal bonds issued by Puerto Rico or its instrumentalities, the Portfolio may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Inflation/Deflation Risk is the risk that the value of assets or income from a Portfolio’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Portfolio’s investments could decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Portfolio’s investments.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments may be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Portfolio’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of a Portfolio’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during periods of financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the

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capability of the servicer of the securitized assets; (iv) the risk that a Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Portfolio to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. AMT Bonds may also be less liquid than other municipal securities, which could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Portfolio’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

(b) Other Risks

In general, a Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Portfolio’s performance.

Market Disruptions Risk A Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause a Portfolio to lose value. These events can also impair the technology and other operational systems upon which a Portfolio’s service providers, including PIMCO as a Portfolio’s investment adviser, rely, and could otherwise disrupt a Portfolio’s service providers’ ability to fulfill their obligations to a Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Portfolio itself is regulated. Such legislation or regulation could limit or preclude a Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of a Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way a Portfolio is regulated, affect the expenses incurred directly by a Portfolio and the value of its investments, and limit and/or preclude a Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Portfolio. While a Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

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Notes to Financial Statements	(Cont.)

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolios have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Portfolio may adversely affect PIMCO or a Portfolio, including by causing losses or impairing PIMCO’s or a Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolios and their shareholders may suffer losses as a result of a cyber security breach related to the Portfolios, their service providers, trading counterparties or the issuers in which a Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

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Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolios, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolios may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolios are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee The Trust entered into an Investment Advisory Contract with the Adviser (the “Advisory Contract”) pursuant to which the Adviser serves as the investment adviser to each Portfolio. The Adviser does not receive investment advisory or other fees from the Portfolios or the Trust (although PIMCO may receive compensation under the Advisory Contract with respect to future series of the Trust). The financial statements reflect the fact that no investment management fees or expenses are incurred by the Portfolios.

Each Portfolio is an integral part of one or more “wrap-fee” programs, including those sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios or PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program. PIMCO may receive fees or other benefits from or through its relationships with the sponsors of such wrap-fee programs for which the Portfolios are an investment option.

(b) Supervisory and Administration Fee Pursuant to the Supervision and Administration Agreement with PIMCO (the “Administration Agreement”), PIMCO also serves as administrator to the Portfolios (in this capacity, PIMCO is referred to as the “Administrator”). Under the Administration Agreement, the Administrator, at its expense, is required to procure most supervisory and administrative services required by the Portfolios including, but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, tax services, valuation services and other services required for the Portfolios’ daily operations. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear the expenses associated with these services at no charge to the Portfolios. In addition, PIMCO has entered into an expense limitation agreement with the Trust pursuant to which it has agreed to pay or reimburse certain other expenses of the Portfolios, as discussed in more detail below. The Administrator does not receive any administration or other fees from the Portfolios or the Trust for serving as administrator to the Portfolios (although the Administrator may receive compensation under the Administration Agreement with respect to future series of the Trust). The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

The Trust is responsible for the following expenses: (i) salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Administrator or its subsidiaries or affiliates; (ii) taxes and

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	85

Notes to Financial Statements	(Cont.)

governmental fees, if any, levied against the Trust or any of its Portfolios; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred for any of the Portfolios (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) expenses of each Portfolio’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing including, without limitation, through the use by a Portfolio of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) fees and expenses of any underlying funds or other pooled vehicles in which a Portfolio invests; (vii) dividend and interest expenses on short positions taken by the Portfolios; (viii) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (ix) extraordinary expenses, including extraordinary legal expenses, as may arise including expenses incurred in connection with litigation, proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (x) to the extent permitted by the Board, organizational and offering expenses of the Trust and the Portfolios and any expenses which are capitalized in accordance with generally accepted accounting principles; and (xi) any expenses allocated or allocable to a specific class of shares of a Portfolio, including fees paid pursuant to an administrative services or distribution plan.

(c) Distribution Contract The Trust has entered into a distribution contract with PIMCO Investments LLC (the “Distributor”), a wholly-owned subsidiary of PIMCO, pursuant to which the Distributor serves as the distributor and principal underwriter of the Portfolios’ shares (the “Distribution Contract”). The Distributor does not receive any distribution or other fees from the Portfolios or the Trust for serving as the distributor and principal underwriter of the Portfolios’ shares (although the Distributor may receive compensation under the Distribution Contract with respect to future series of the Trust).

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the

Administrator or its affiliates. The pro rata share of Trustee fees for each Portfolio is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Agreement The Adviser has contractually agreed pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) to bear the expenses of or make payments to each Portfolio to the extent that, for any calendar month, “Specified Expenses”, as defined in the Expense Limitation Agreement of such Portfolio would exceed 0.00%. “Specified Expenses” of a Portfolio means all expenses incurred by the Portfolio, including organizational and offering expenses and expenses associated with obtaining or maintaining a Legal Entity Identifier, but excluding any brokerage fees and commissions and other portfolio transaction expenses, costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities, fees and expenses of any underlying funds or other pooled vehicles in which the Portfolio invests, taxes, governmental fees, dividends and interest on short positions, and extraordinary expenses, including extraordinary legal expenses. This Expense Limitation Agreement will continue in effect, unless sooner terminated by the Board, for so long as PIMCO serves as the investment adviser to the Portfolios pursuant to the Advisory Contract. The waivers, if any, are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended December 31, 2025 were as follows (amounts in thousands†):

Portfolio Name	Purchases	Sales	Realized Gain/(Loss)

Fixed Income SHares: Series TE	$8,382	$8,021	$(443)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

86	PIMCO MANAGED ACCOUNTS TRUST

December 31, 2025

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Portfolio. Frequent and active trading of a Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Portfolio Name	Purchases	Sales	Purchases	Sales

Fixed Income SHares: Series C	$14,257,893	$14,165,793	$680,639	$402,107

Fixed Income SHares: Series LD	243,348	225,792	32,054	25,078

Fixed Income SHares: Series M	14,872,408	14,866,162	609,250	219,119

Fixed Income SHares: Series R	516,129	493,071	22,021	13,644

Fixed Income SHares: Series TE	2,226	0	153,930	71,655

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value.

14. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made. Due to the timing of when distributions are made by a Portfolio, the Portfolio may be subject to an excise tax of 4% of the amount by which 98% of the Portfolio’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of December 31, 2025, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolios financial position or the results of its operations. For the annual period covered by this report, the portfolios did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	87

Notes to Financial Statements	(Cont.)

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late- Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

Fixed Income SHares : Series C	$0	$10,076	$0	$1,940	$0	$(328,423)	$0	$0	$(316,407)

Fixed Income SHares : Series LD	0	0	0	(451)	(245)	(7,158)	0	(115)	(7,969)

Fixed Income SHares : Series M	0	0	0	(25,812)	(5,042)	(113,643)	0	0	(144,497)

Fixed Income SHares : Series R	0	0	0	(12,174)	(520)	(60,183)	0	0	(72,877)

Fixed Income SHares : Series TE	241	0	0	4,460	0	(4,657)	0	0	44

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, interest accrued on defaulted securities, return of capital distributions from underlying funds, and short positions.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolios elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolios elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

Fixed Income SHares : Series C	$225,283	$103,140

Fixed Income SHares : Series LD	2,808	4,350

Fixed Income SHares : Series M	34,212	79,431

Fixed Income SHares : Series R	12,794	47,389

Fixed Income SHares : Series TE	3,938	719

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

Fixed Income SHares : Series C	$2,631,775	$48,623	$(30,186)	$18,437

Fixed Income SHares : Series LD	75,350	611	(1,064)	(453)

Fixed Income SHares : Series M	2,687,197	67,886	(89,119)	(21,233)

Fixed Income SHares : Series R	369,639	9,712	(24,802)	(15,090)

Fixed Income SHares : Series TE	251,656	6,928	(2,469)	4,459

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, interest accrued on defaulted securities, return of capital distributions from underlying funds, and short positions.

88	PIMCO MANAGED ACCOUNTS TRUST

December 31, 2025

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolios made the following tax basis distributions (amounts in thousands†):

	December 31, 2025				December 31, 2024

	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)		Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

Fixed Income SHares : Series C	$0	$95,599	$0	$0	$0	$69,446	$0	$0

Fixed Income SHares : Series LD	0	1,757	0	935	0	2,317	0	286

Fixed Income SHares : Series M	0	95,983	0	0	0	83,052	0	0

Fixed Income SHares : Series R	0	6,622	0	0	0	3,067	0	0

Fixed Income SHares : Series TE	8,978	1,286	0	0	4,604	1,172	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

In preparing these financial statements, the Portfolios’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

There were no subsequent events identified that require recognition or disclosure.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	89

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Managed Accounts Trust and Shareholders of Fixed Income SHares: Series C, Fixed Income SHares: Series LD, Fixed Income SHares: Series M, Fixed Income SHares: Series R and Fixed Income SHares: Series TE

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios listed in the table below (constituting PIMCO Managed Accounts Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2025, the related statements of operations, of changes in net assets and, for the portfolios indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets and, for the portfolios indicated in the table below, each of their cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the five years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Fixed Income SHares: Series C (1)

Fixed Income SHares: Series LD (2)

Fixed Income SHares: Series M (1)

Fixed Income SHares: Series R (2)

Fixed Income SHares: Series TE (1)

(1) Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025 and 2024

(2) Statement of operations and statement of cash flows for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 26, 2026

We have served as the auditor of one or more investment companies in PIMCO Managed Accounts Trust since 2000.

90	PIMCO MANAGED ACCOUNTS TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC

BOA	Bank of America N.A.	GST	Goldman Sachs International	SBI	Citigroup Global Markets Ltd.

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC

CBK	Citibank N.A.	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC

FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona

CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar

CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TRY	Turkish New Lira

DKK	Danish Krone	NOK	Norwegian Krone	TWD	Taiwanese Dollar

EUR	Euro	NZD	New Zealand Dollar	USD (or $)	United States Dollar

GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand

IDR	Indonesian Rupiah

Exchange Abbreviations:

LME	London Metal Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SONIO	Sterling Overnight Interbank Average Rate

Brent	Brent Crude	FRCPXTOB	France Consumer Price ex-Tobacco Index	TSFR1M	Term SOFR 1-Month

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	SOFR	Secured Overnight Financing Rate	UKRPI	United Kingdom Retail Prices Index

CPI	Consumer Price Index	SOFRINDX	Secured Overnight Financing Rate Index	US0003M	ICE 3-Month USD LIBOR

CPTFEMU	Eurozone HICP ex-Tobacco Index

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.	CR	Custodial Receipts	GNMA	Government National Mortgage Association

AGC	Assured Guaranty Corp.	FHLMC	Federal Home Loan Mortgage Corp.	HUD	U.S. Department of Housing and Urban Development

AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association	PSF	Public School Fund

BAM	Build America Mutual Assurance

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	oz.	Ounce

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	RBOB	Reformulated Blendstock for Oxygenate Blending

BABs	Build America Bonds	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	MSCI	Morgan Stanley Capital International	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OIS	Overnight Index Swap

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	91

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolios estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

Fixed Income SHares - Series C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0411	$0.0000	$0.0000	$0.0411

August 2025	$0.0444	$0.0000	$0.0000	$0.0444

September 2025	$0.0381	$0.0000	$0.0000	$0.0381

October 2025	$0.0443	$0.0000	$0.0000	$0.0443

November 2025	$0.0375	$0.0000	$0.0000	$0.0375

December 2025	$0.0415	$0.0000	$0.0000	$0.0415

Fixed Income SHares - Series LD	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0362	$0.0000	$0.0000	$0.0362

August 2025	$0.0373	$0.0000	$0.0000	$0.0373

September 2025	$0.0353	$0.0000	$0.0000	$0.0353

October 2025	$0.0372	$0.0000	$0.0000	$0.0372

November 2025	$0.0327	$0.0000	$0.0000	$0.0327

December 2025	$0.0377	$0.0000	$0.0000	$0.0377

Fixed Income SHares - Series M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0409	$0.0000	$0.0000	$0.0409

August 2025	$0.0430	$0.0000	$0.0000	$0.0430

September 2025	$0.0384	$0.0000	$0.0000	$0.0384

October 2025	$0.0445	$0.0000	$0.0000	$0.0445

November 2025	$0.0373	$0.0000	$0.0000	$0.0373

December 2025	$0.0420	$0.0000	$0.0000	$0.0420

Fixed Income SHares - Series R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0242	$0.0000	$0.0000	$0.0242

August 2025	$0.0397	$0.0000	$0.0000	$0.0397

September 2025	$0.0172	$0.0000	$0.0000	$0.0172

October 2025	$0.0357	$0.0000	$0.0000	$0.0357

November 2025	$0.0284	$0.0000	$0.0000	$0.0284

December 2025	$0.0337	$0.0000	$0.0000	$0.0337

Fixed Income SHares - Series TE	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0408	$0.0000	$0.0000	$0.0408

August 2025	$0.0418	$0.0000	$0.0000	$0.0418

September 2025	$0.0385	$0.0000	$0.0000	$0.0385

October 2025	$0.0450	$0.0000	$0.0000	$0.0450

November 2025	$0.0375	$0.0000	$0.0000	$0.0375

December 2025	$0.0403	$0.0000	$0.0000	$0.0403

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

92	PIMCO MANAGED ACCOUNTS TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolios’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolios’ fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolios intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolios intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

Fixed Income SHares : Series C	0.00%	2.91%	$60,946	$0

Fixed Income SHares : Series LD	0.00%	0.00%	852	0

Fixed Income SHares : Series M	0.00%	1.01%	57,997	0

Fixed Income SHares : Series R	0.00%	0.00%	5,954	0

Fixed Income SHares : Series TE	0.00%	0.00%	10,264	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	93

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

94	PIMCO MANAGED ACCOUNTS TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	95

Changes to Board of Trustees	(Unaudited)

Effective September 18, 2025, the Board of Trustees appointed each of Ms. Sonya Morris and Mr. Mark Michel as Trustees of the Trust.

Effective December 31, 2025, Ms. E. Grace Vandecruze retired from her position as Trustee of the Trust.

Effective January 1, 2026, Mr. Alan Rappaport was appointed Chair of the Trustees of the Trust, succeeding Ms. Deborah A. DeCotis, who continues to serve as a Trustee of the Trust.

96	PIMCO MANAGED ACCOUNTS TRUST

Approval of Investment Management Agreement (N-CSR Item 11)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	97

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolios listed on the Report cover.

FISHFSTMAR_123125

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included with the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included with the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Not applicable for open-end investment companies.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	March 5, 2026

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	March 5, 2026